STANDISH, AYER & WOOD INVESTMENT TRUST

                         SELECTED FINANCIAL INFORMATION
              FOR THE SIX MONTHS ENDED MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                 STANDISH
                                               MASSACHUSETTS    STANDISH      STANDISH
                                               INTERMEDIATE   INTERMEDIATE    SMALL CAP      STANDISH
                                                TAX EXEMPT     TAX EXEMPT   TAX-SENSITIVE  TAX-SENSITIVE
                                                 BOND FUND     BOND FUND     EQUITY FUND    EQUITY FUND
                                               -------------  ------------  -------------  -------------
NET ASSET VALUE, BEGINNING OF PERIOD              $ 20.89       $ 21.11        $ 63.32        $ 41.18
                                                  -------       -------        -------        -------
FROM INVESTMENT OPERATIONS:
  Net investment income (loss)*                      0.45          0.47          (0.13)          0.15
  Net realized and unrealized gain (loss) on
    investments                                      0.70          0.67         (24.73)         (4.81)
                                                  -------       -------        -------        -------
Total income (loss) from investment
  operations                                         1.15          1.14         (24.86)         (4.66)
                                                  -------       -------        -------        -------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                        (0.45)        (0.47)            --          (0.17)
  From net realized gain on investments                --            --          (8.61)            --
                                                  -------       -------        -------        -------
Total distributions to shareholders                 (0.45)        (0.47)         (8.61)         (0.17)
                                                  -------       -------        -------        -------
NET ASSET VALUE, END OF PERIOD                    $ 21.59       $ 21.78        $ 29.85        $ 36.35
                                                  =======       =======        =======        =======
TOTAL RETURN+++                                      5.59%++       5.46%++      (42.86)%++     (11.36)%++
RATIOS:
  Expenses (to average daily net assets)*            0.64%+        0.62%+         1.00%+         0.75%+
  Net investment income (loss) (to average
    daily net assets)*                               4.28%+        4.39%+        (0.61)%+        0.76%+
  Portfolio Turnover                                    4%           19%            80%            22%
  Net Assets, End of Period (000's omitted)       $70,718       $91,848        $91,585        $28,705

-----------------
* The investment adviser voluntarily did not impose a portion of its fee for the Small Cap Tax-Sensitive Equity Fund and the Tax-Sensitive Equity
      Fund. Please refer to the Financial Highlights for additional disclosure regarding these ratios.
+     Computed on an annualized basis.
++    Not annualized.
+++   Total return would have been lower in absence of expense waivers.

                     STANDISH, AYER & WOOD INVESTMENT TRUST

                      STATEMENTS OF ASSETS AND LIABILITIES
                           MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                MASSACHUSETTS                         SMALL CAP            TAX-
                                                 INTERMEDIATE      INTERMEDIATE          TAX-           SENSITIVE
                                                  TAX EXEMPT        TAX EXEMPT        SENSITIVE           EQUITY
                                                  BOND FUND         BOND FUND        EQUITY FUND           FUND
                                               ----------------  ----------------  ----------------  ----------------
ASSETS
  Investments, at value (Note 1A)*             $    69,755,656   $    94,572,758   $    88,390,280   $     28,620,857
  Receivable for investments sold                           --           610,000         3,473,242                 --
  Receivable for Fund shares sold                        1,175            43,550                --             87,491
  Interest and dividends receivable                  1,083,824         1,450,664            11,215             31,719
  Receivable for variation margin on open
    financial futures contracts (Note 6)                    --                --                --              1,925
  Tax reclaim receivable                                    --                --                --                885
  Prepaid expenses                                      12,112            18,685            30,491             20,692
                                               ----------------  ----------------  ----------------  ----------------
    Total assets                                    70,852,767        96,695,657        91,905,228         28,763,569
LIABILITIES
  Payable for investments purchased                         --         1,854,532           285,295                 --
  Payable for Fund shares redeemed                          --                --             3,266             40,000
  Payable for variation margin on open
    financial futures contracts (Note 6)                    --                --             1,320                 --
  Distributions payable                                113,761           169,495                --                 --
  Payable for delayed delivery transactions
    (Note 7)                                                --         2,798,586                --                 --
  Accrued accounting, custody and transfer
    agent fees                                           8,793             9,299            15,581              6,186
  Payable to investment adviser (Note 2)                    --                --               310                 --
  Accrued expenses and other liabilities                12,541            15,576            14,892             12,134
                                               ----------------  ----------------  ----------------  ----------------
    Total liabilities                                  135,095         4,847,488           320,664             58,320
                                               ----------------  ----------------  ----------------  ----------------
NET ASSETS                                     $    70,717,672   $    91,848,169   $    91,584,564   $     28,705,249
                                               ================  ================  ================  ================
NET ASSETS CONSIST OF:
  Paid-in capital                                   68,982,495        90,151,806        95,937,242         26,051,959
  Accumulated net realized gain (loss)                (416,575)         (713,591)          643,202           (997,818)
  Accumulated undistributed net investment
    income (loss)                                          557             8,180          (421,257)            84,454
  Net unrealized appreciation (depreciation)         2,151,195         2,401,774        (4,574,623)         3,566,654
                                               ----------------  ----------------  ----------------  ----------------
TOTAL NET ASSETS                               $    70,717,672   $    91,848,169   $    91,584,564   $     28,705,249
                                               ================  ================  ================  ================
SHARES OF BENEFICIAL INTEREST OUTSTANDING            3,275,987         4,217,811         3,067,948            789,764
                                               ================  ================  ================  ================
NET ASSET VALUE, OFFERING PRICE AND
  REDEMPTION PRICE PER SHARE
  (Net Assets/Shares outstanding)              $         21.59   $         21.78   $         29.85   $          36.35
                                               ================  ================  ================  ================
  *Identified cost of investments              $    67,604,461   $    92,170,984   $    92,807,003   $     25,033,243
                                               ================  ================  ================  ================

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST

                            STATEMENTS OF OPERATIONS
              FOR THE SIX MONTHS ENDED MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                MASSACHUSETTS                        SMALL CAP            TAX-
                                                INTERMEDIATE     INTERMEDIATE          TAX-            SENSITIVE
                                                 TAX EXEMPT       TAX EXEMPT         SENSITIVE           EQUITY
                                                  BOND FUND        BOND FUND        EQUITY FUND           FUND
                                               ---------------  ---------------  -----------------  ----------------
INVESTMENT INCOME
  Interest income                              $    1,702,678   $    2,085,870   $         245,118  $         23,398
  Dividend income                                          --               --              29,906           201,929
                                               ---------------  ---------------  -----------------  ----------------
    Total investment income                         1,702,678        2,085,870             275,024           225,327
EXPENSES
  Investment advisory fee (Note 2)                    138,371          166,406             559,831            74,608
  Accounting, custody and transfer agent fees          55,156           55,897              83,017            35,167
  Legal and audit services                             14,745            9,974              34,133            13,312
  Amortization of organizational expenses
    (Note 1E)                                              --               --                 977               986
  Registration fees                                     1,621            9,349              13,687             8,457
  Insurance expense                                     4,417            4,969               6,147             3,314
  Trustees' fees and expenses (Note 2)                  3,737            3,655               8,399             1,840
  Miscellaneous                                         4,326            8,072              11,835             3,131
                                               ---------------  ---------------  -----------------  ----------------
    Total expenses                                    222,373          258,322             718,026           140,815

Deduct:
  Waiver of investment advisory fee (Note 2)               --               --             (21,745)          (28,903)
                                               ---------------  ---------------  -----------------  ----------------
    Net expenses                                      222,373          258,322             696,281           111,912
                                               ---------------  ---------------  -----------------  ----------------
      Net investment income (loss)                  1,480,305        1,827,548            (421,257)          113,415
                                               ---------------  ---------------  -----------------  ----------------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain (loss)
    Investment security transactions                  114,719           46,314           5,384,350           301,376
    Financial futures contracts                            --               --          (5,029,113)         (218,097)
                                               ---------------  ---------------  -----------------  ----------------
      Net realized gain                               114,719           46,314             355,237            83,279
  Change in unrealized appreciation
    (depreciation)
    Investment securities                           2,171,180        2,501,074         (83,864,732)       (3,829,013)
    Financial futures contracts                            --               --             682,901            25,718
                                               ---------------  ---------------  -----------------  ----------------
      Change in net unrealized appreciation
        (depreciation)                              2,171,180        2,501,074         (83,181,831)       (3,803,295)
                                               ---------------  ---------------  -----------------  ----------------
    Net realized and unrealized gain (loss)         2,285,899        2,547,388         (82,826,594)       (3,720,016)
                                               ---------------  ---------------  -----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS                                   $    3,766,204   $    4,374,936   $     (83,247,851) $     (3,606,601)
                                               ===============  ===============  =================  ================

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
            STANDISH MASSACHUSETTS INTERMEDIATE TAX EXEMPT BOND FUND

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                          MARCH 31, 2001       YEAR ENDED
                                                           (UNAUDITED)     SEPTEMBER 30, 2000
                                                         ----------------  ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS
  Net investment income                                    $ 1,480,305        $  2,728,389
  Net realized gain (loss)                                     114,719            (427,170)
  Change in net unrealized appreciation (depreciation)       2,171,180             539,760
                                                           -----------        ------------
  Net increase in net assets from investment operations      3,766,204           2,840,979
                                                           -----------        ------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1F)
  From net investment income                                (1,480,928)         (2,728,389)
                                                           -----------        ------------
  Total distributions to shareholders                       (1,480,928)         (2,728,389)
                                                           -----------        ------------
FUND SHARE (PRINCIPAL) TRANSACTIONS (NOTE 4)
  Net proceeds from sale of shares                           8,552,335          17,811,920
  Value of shares issued to shareholders in payment of
    distributions declared                                     736,051           1,240,724
  Cost of shares redeemed                                   (5,195,631)        (17,830,975)
                                                           -----------        ------------
  Net increase in net assets from Fund share
    transactions                                             4,092,755           1,221,669
                                                           -----------        ------------
TOTAL INCREASE IN NET ASSETS                                 6,378,031           1,334,259
NET ASSETS
  At beginning of period                                    64,339,641          63,005,382
                                                           -----------        ------------
  At end of period (including undistributed net
    investment income of $557 and $1,180)                  $70,717,672        $ 64,339,641
                                                           ===========        ============

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                   STANDISH INTERMEDIATE TAX EXEMPT BOND FUND

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                          MARCH 31, 2001       YEAR ENDED
                                                           (UNAUDITED)     SEPTEMBER 30, 2000
                                                         ----------------  ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS
  Net investment income                                    $ 1,827,548        $  3,605,033
  Net realized gain (loss)                                      46,314            (759,905)
  Change in net unrealized appreciation (depreciation)       2,501,074             967,186
                                                           -----------        ------------
  Net increase in net assets from investment operations      4,374,936           3,812,314
                                                           -----------        ------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1F)
  From net investment income                                (1,827,614)         (3,605,033)
  From net realized gains on investments                            --            (218,599)
                                                           -----------        ------------
  Total distributions to shareholders                       (1,827,614)         (3,823,632)
                                                           -----------        ------------
FUND SHARE (PRINCIPAL) TRANSACTIONS (NOTE 4)
  Net proceeds from sale of shares                          16,053,776          29,612,734
  Value of shares issued to shareholders in payment of
    distributions declared                                     859,266           1,920,539
  Cost of shares redeemed                                   (6,941,630)        (34,110,965)
                                                           -----------        ------------
  Net increase (decrease) in net assets from Fund share
    transactions                                             9,971,412          (2,577,692)
                                                           -----------        ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                     12,518,734          (2,589,010)
NET ASSETS
  At beginning of period                                    79,329,435          81,918,445
                                                           -----------        ------------
  At end of period (including undistributed net
    investment income of $8,180 and $8,246)                $91,848,169        $ 79,329,435
                                                           ===========        ============

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                  STANDISH SMALL CAP TAX-SENSITIVE EQUITY FUND

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                          MARCH 31, 2001       YEAR ENDED
                                                           (UNAUDITED)     SEPTEMBER 30, 2000
                                                         ----------------  ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS
  Net investment loss                                     $    (421,257)     $  (1,513,736)
  Net realized gain                                             355,237         83,489,797
  Change in net unrealized appreciation (depreciation)      (83,181,831)        39,810,409
                                                          -------------      -------------
  Net increase (decrease) in net assets from investment
    operations                                              (83,247,851)       121,786,470
                                                          -------------      -------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1F)
  From net realized gains on investments                    (25,415,582)       (39,853,251)
                                                          -------------      -------------
  Total distributions to shareholders                       (25,415,582)       (39,853,251)
                                                          -------------      -------------
FUND SHARE (PRINCIPAL) TRANSACTIONS (NOTE 4)
  Net proceeds from sale of shares                           29,061,069        112,057,941
  Value of shares issued to shareholders in payment of
    distributions declared                                   22,791,354         27,036,725
  Cost of shares redeemed                                   (66,805,039)      (148,901,907)
                                                          -------------      -------------
  Net decrease in net assets from Fund share
    transactions                                            (14,952,616)        (9,807,241)
                                                          -------------      -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                    (123,616,049)        72,125,978
NET ASSETS
  At beginning of period                                    215,200,613        143,074,635
                                                          -------------      -------------
  At end of period (including accumulated net
    investment loss of $421,257 and $0)                   $  91,584,564      $ 215,200,613
                                                          =============      =============

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                       STANDISH TAX-SENSITIVE EQUITY FUND

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                          MARCH 31, 2001       YEAR ENDED
                                                           (UNAUDITED)     SEPTEMBER 30, 2000
                                                         ----------------  ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS
  Net investment income                                    $   113,415        $    223,867
  Net realized gain                                             83,279             852,376
  Change in net unrealized appreciation (depreciation)      (3,803,295)          1,959,271
                                                           -----------        ------------
  Net increase (decrease) in net assets from investment
    operations                                              (3,606,601)          3,035,514
                                                           -----------        ------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1F)
  From net investment income                                  (126,790)           (179,274)
                                                           -----------        ------------
  Total distributions to shareholders                         (126,790)           (179,274)
                                                           -----------        ------------
FUND SHARE (PRINCIPAL) TRANSACTIONS (NOTE 4)
  Net proceeds from sale of shares                           4,314,421          10,437,250
  Value of shares issued to shareholders in payment of
    distributions declared                                     100,714             135,633
  Cost of shares redeemed                                   (3,658,637)        (11,315,541)
                                                           -----------        ------------
  Net increase (decrease) in net assets from Fund share
    transactions                                               756,498            (742,658)
                                                           -----------        ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                     (2,976,893)          2,113,582
NET ASSETS
  At beginning of period                                    31,682,142          29,568,560
                                                           -----------        ------------
  At end of period (including undistributed net
    investment income of $84,454 and $97,829)              $28,705,249        $ 31,682,142
                                                           ===========        ============

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
            STANDISH MASSACHUSETTS INTERMEDIATE TAX EXEMPT BOND FUND

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                        SIX MONTHS                                                     NINE MONTHS
                                          ENDED                  YEAR ENDED SEPTEMBER 30,                 ENDED       YEAR ENDED
                                      MARCH 31, 2001  ----------------------------------------------  SEPTEMBER 30,  DECEMBER 31,
                                       (UNAUDITED)       2000        1999        1998        1997         1996           1995
                                      --------------  ----------  ----------  ----------  ----------  -------------  ------------
NET ASSET VALUE, BEGINNING OF PERIOD     $ 20.89       $ 20.85     $ 21.78     $ 21.18     $ 20.63       $ 21.02       $ 19.55
                                         -------       -------     -------     -------     -------       -------       -------
FROM INVESTMENT OPERATIONS:
  Net investment income*                    0.45(1)       0.92(1)     0.90(1)     0.94        0.97          0.74          0.94
  Net realized and unrealized gain
    (loss) on investments                   0.70          0.04       (0.93)       0.60        0.55         (0.39)         1.47
                                         -------       -------     -------     -------     -------       -------       -------
Total from investment operations            1.15          0.96       (0.03)       1.54        1.52          0.35          2.41
                                         -------       -------     -------     -------     -------       -------       -------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income               (0.45)        (0.92)      (0.90)      (0.94)      (0.97)        (0.74)        (0.94)
                                         -------       -------     -------     -------     -------       -------       -------
Total distributions to shareholders        (0.45)        (0.92)      (0.90)      (0.94)      (0.97)        (0.74)        (0.94)
                                         -------       -------     -------     -------     -------       -------       -------
NET ASSET VALUE, END OF PERIOD           $ 21.59       $ 20.89     $ 20.85     $ 21.78     $ 21.18       $ 20.63       $ 21.02
                                         =======       =======     =======     =======     =======       =======       =======
TOTAL RETURN+++                             5.59%++       4.72%      (0.18)%      7.45%       7.55%         1.70%++      12.64%
RATIOS/SUPPLEMENTAL DATA:
  Expenses (to average daily net
    assets)*                                0.64%+        0.65%       0.65%       0.65%       0.65%         0.65%+        0.65%
  Net Investment Income (to average
    daily net assets)*                      4.28%+        4.43%       4.19%       4.40%       4.67%         4.78%+        4.71%
  Portfolio Turnover                           4%++         23%         22%         19%         25%           35%++         77%
  Net Assets, End of Period (000's
    omitted)                             $70,718       $64,340     $63,005     $53,600     $38,401       $32,136       $32,565

-----------------
*     For the periods indicated, the investment adviser voluntarily agreed not to impose a portion of its investment advisory fee and/or reimbursed the Fund for a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:

Net investment income per share              N/A           N/A         N/A     $  0.92     $  0.95       $  0.72       $  0.95
Ratios (to average daily net assets):
  Expenses                                   N/A           N/A         N/A        0.77%       0.75%         0.73%+        0.72%
  Net investment income                      N/A           N/A         N/A        4.28%       4.57%         4.70%+        4.64%

+     Computed on an annualized basis.
++    Not annualized.
+++   Total return would have been lower in the absence of expense waivers.
(1)   Calculated based on average shares outstanding.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                   STANDISH INTERMEDIATE TAX EXEMPT BOND FUND

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                        SIX MONTHS                                                     NINE MONTHS
                                          ENDED                  YEAR ENDED SEPTEMBER 30,                 ENDED       YEAR ENDED
                                      MARCH 31, 2001  ----------------------------------------------  SEPTEMBER 30,  DECEMBER 31,
                                       (UNAUDITED)       2000        1999        1998        1997         1996           1995
                                      --------------  ----------  ----------  ----------  ----------  -------------  ------------
NET ASSET VALUE, BEGINNING OF PERIOD     $ 21.11       $ 21.11     $ 22.30     $ 21.78     $ 21.12       $ 21.40       $ 19.91
                                         -------       -------     -------     -------     -------       -------       -------
FROM INVESTMENT OPERATIONS:
  Net investment income*                    0.47(1)       0.95(1)     0.92(1)     0.96        1.01          0.79          0.98
  Net realized and unrealized gain
    (loss) on investments                   0.67          0.06       (0.99)       0.58        0.74         (0.28)         1.49
                                         -------       -------     -------     -------     -------       -------       -------
Total from investment operations            1.14          1.01       (0.07)       1.54        1.75          0.51          2.47
                                         -------       -------     -------     -------     -------       -------       -------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income               (0.47)        (0.95)      (0.92)      (0.96)      (1.01)        (0.79)        (0.98)
  From net realized gain on
    investments                               --         (0.06)      (0.20)      (0.06)      (0.08)           --            --
                                         -------       -------     -------     -------     -------       -------       -------
Total distributions to shareholders        (0.47)        (1.01)      (1.12)      (1.02)      (1.09)        (0.79)        (0.98)
                                         -------       -------     -------     -------     -------       -------       -------
NET ASSET VALUE, END OF PERIOD           $ 21.78       $ 21.11     $ 21.11     $ 22.30     $ 21.78       $ 21.12       $ 21.40
                                         =======       =======     =======     =======     =======       =======       =======
TOTAL RETURN+++                             5.46%++       4.91%      (0.33)%      7.24%       8.27%         2.43%++      12.65%
RATIOS/SUPPLEMENTAL DATA:
  Expenses (to average daily net
    assets)*                                0.62%+        0.64%       0.63%       0.65%       0.65%         0.65%+        0.65%
  Net Investment Income (to average
    daily net assets)*                      4.39%+        4.54%       4.24%       4.37%       4.74%         4.99%+        4.75%
  Portfolio Turnover                          19%++         28%         43%         29%         23%           43%++        140%
  Net Assets, End of Period (000's
    omitted)                             $91,848       $79,329     $81,918     $78,579     $52,723       $34,843       $32,865

-----------------
*     For the periods indicated, the investment adviser voluntarily agreed not to impose a portion of its investment advisory fee and/or reimbursed the Fund for a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and ratios would have been:

Net investment income per share              N/A           N/A         N/A     $  0.95     $  0.99       $  0.76       $  0.95
Ratios (to average daily net assets):
  Expenses                                   N/A           N/A         N/A        0.69%       0.74%         0.82%+        0.79%
  Net investment income                      N/A           N/A         N/A        4.33%       4.65%         4.82%+        4.61%

+     Computed on an annualized basis.
++    Not annualized.
+++   Total return would have been lower in the absence of expense waivers.
(1)   Calculated based on average shares outstanding.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                  STANDISH SMALL CAP TAX-SENSITIVE EQUITY FUND

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                            SIX MONTHS
                                              ENDED                          YEAR ENDED SEPTEMBER 30,
                                          MARCH 31, 2001  ---------------------------------------------------------------
                                           (UNAUDITED)       2000         1999          1998         1997        1996(2)
                                          --------------  -----------  -----------  -----------  -----------  -------------
NET ASSET VALUE, BEGINNING OF PERIOD         $ 63.32       $  40.70     $  25.89      $ 32.61      $ 23.57       $20.00
                                             -------       --------     --------      -------      -------       ------
FROM INVESTMENT OPERATIONS:
  Net investment income (loss)*                (0.13)(1)      (0.39)(1)    (0.21)(1)    (0.15)(1)     0.02         0.04
  Net realized and unrealized gain
    (loss) on investments                     (24.73)         33.65        15.02        (6.42)        9.05         3.55
                                             -------       --------     --------      -------      -------       ------
Total from investment operations              (24.86)         33.26        14.81        (6.57)        9.07         3.59
                                             -------       --------     --------      -------      -------       ------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                      --             --           --        (0.01)       (0.03)       (0.02)
  From net realized gain on investments        (8.61)        (10.64)          --        (0.14)          --           --
                                             -------       --------     --------      -------      -------       ------
Total distributions to shareholders            (8.61)        (10.64)          --        (0.15)       (0.03)       (0.02)
                                             -------       --------     --------      -------      -------       ------
NET ASSET VALUE, END OF PERIOD               $ 29.85       $  63.32     $  40.70      $ 25.89      $ 32.61       $23.57
                                             =======       ========     ========      =======      =======       ======
TOTAL RETURN+++                               (42.86)%++      86.20%       57.03%      (20.16)%      38.50%       17.95%++
RATIOS/SUPPLEMENTAL DATA:
  Expenses (to average daily net
    assets)*                                    1.00%+         0.87%        0.78%        0.75%        0.21%        0.00%+
  Net Investment Income (Loss) (to
    average daily net assets)*                 (0.61)%+       (0.60)%      (0.60)%      (0.51)%       0.08%        0.41%+
  Portfolio Turnover                              80%++         182%         168%         102%         102%          57%++
  Net Assets, End of Period (000's
    omitted)                                 $91,585       $215,201     $143,075      $66,458      $32,761       $6,896

-----------------
*     For the periods indicated, the investment adviser voluntarily agreed not to impose a portion of its investment advisory fee and/or reimbursed the Fund for a portion of its operating expenses. If this voluntary action had not been taken, the investment loss per share and ratios would have been:

Net investment loss per share                $ (0.13)(1)        N/A     $  (0.22)(1)  $ (0.22)(1)  $ (0.16)      $(0.28)
Ratios (to average daily net assets):
  Expenses                                      1.03%+          N/A         0.79%        0.97%        1.24%        3.45%+
  Net investment loss                          (0.64)%+         N/A        (0.61)%      (0.73)%      (0.95)%      (3.04)%+

(1)   Calculated based on average shares outstanding.
(2) For the period January 2, 1996, commencement of operations, to September 30, 1996.
+     Computed on an annualized basis.
++    Not annualized.
+++   Total return would have been lower in the absence of expense waivers.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                       STANDISH TAX-SENSITIVE EQUITY FUND

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                            SIX MONTHS
                                              ENDED                          YEAR ENDED SEPTEMBER 30,
                                          MARCH 31, 2001  ---------------------------------------------------------------
                                           (UNAUDITED)       2000         1999         1998        1997        1996(2)
                                          --------------  -----------  -----------  ----------  ----------  -------------
NET ASSET VALUE, BEGINNING OF PERIOD         $ 41.18       $  36.99     $  32.50     $ 35.24     $ 23.60       $20.00
                                             -------       --------     --------     -------     -------       ------
FROM INVESTMENT OPERATIONS:
  Net investment income*                        0.15(1)        0.31(1)      0.22(1)     0.29(1)     0.39(1)      0.28
  Net realized and unrealized gain
    (loss) on investments                      (4.81)          4.12         4.49       (2.77)      11.58         3.50
                                             -------       --------     --------     -------     -------       ------
Total from investment operations               (4.66)          4.43         4.71       (2.48)      11.97         3.78
                                             -------       --------     --------     -------     -------       ------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                   (0.17)         (0.24)       (0.22)      (0.26)      (0.33)       (0.18)
                                             -------       --------     --------     -------     -------       ------
Total distributions to shareholders            (0.17)         (0.24)       (0.22)      (0.26)      (0.33)       (0.18)
                                             -------       --------     --------     -------     -------       ------
NET ASSET VALUE, END OF PERIOD               $ 36.35       $  41.18     $  36.99     $ 32.50     $ 35.24       $23.60
                                             =======       ========     ========     =======     =======       ======
TOTAL RETURN+++                               (11.36)%++      12.00%       14.46%      (7.13)%     51.19%       18.97%++
RATIOS/SUPPLEMENTAL DATA:
  Expenses (to average daily net
    assets)*                                    0.75%+         0.54%        0.50%       0.50%       0.20%        0.00%+
  Net Investment Income (to average
    daily net assets)*                          0.76%+         0.79%        0.59%       0.78%       1.31%        2.27%+
  Portfolio Turnover                              22%++          50%          50%         33%         25%          17%++
  Net Assets, End of Period (000's
    omitted)                                 $28,705       $ 31,682     $ 29,569     $31,659     $12,819       $2,843

-----------------
*     For the periods indicated, the investment adviser voluntarily agreed not to impose a portion of its advisory fee and/or reimbursed a portion of the Fund's operating expenses. If this voluntary action had not been taken, the investment income (loss) per share and the ratios would have been:

Net investment income (loss) per share       $  0.11(1)    $   0.15(1)  $   0.09(1)  $  0.09(1)  $ (0.07)(1)   $(0.36)
Ratios (to average daily net assets):
  Expenses                                      0.94%+         0.95%        0.85%       1.05%       1.73%        5.15%+
  Net investment income (loss)                  0.57%+         0.38%        0.24%       0.23%      (0.22)%      (2.88)%+

(1)   Calcuated based on average shares outstanding.
(2) For the period January 2, 1996, commencement of operations, to September 30, 1996.
+     Computed on an annualized basis.
++    Not annualized.
+++   Total return would have been lower in the absence of expense waivers.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
            STANDISH MASSACHUSETTS INTERMEDIATE TAX EXEMPT BOND FUND
              SCHEDULE OF INVESTMENTS - MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       PAR        VALUE
SECURITY                                        RATE     MATURITY     VALUE     (NOTE 1A)
-------------------------------------------------------------------------------------------
BONDS -- 98.4%
GENERAL OBLIGATIONS -- 17.7%
Brockton MA State Qualified                     5.550%  12/15/2003  $ 270,000  $    281,137
Brockton MA State Qualified                     5.650%  12/15/2004    300,000       316,125
Brockton MA State Qualified                     6.125%  06/15/2018    250,000       261,875
Commonwealth of Massachusetts                   5.000%  11/01/2009  1,000,000     1,047,500
Commonwealth of Massachusetts                   7.500%  06/01/2004    700,000       758,625
Foxborough MA Stadium                           5.750%  06/01/2011  1,050,000     1,174,687
Hopkinton MA NCL                                5.500%  09/01/2006  1,000,000     1,082,500
Mass Bay Transportation Authority               6.000%  03/01/2005    350,000       379,312
Mass Bay Transportation Authority               7.000%  03/01/2011  1,000,000     1,215,000
Mass College Building Authority                 7.500%  05/01/2006    500,000       583,750
Mass College Building Authority                 7.500%  05/01/2007    450,000       534,937
Mass College Building Authority                 7.500%  05/01/2008    250,000       301,562
Mass Conservation Loan                          5.250%  08/01/2009    900,000       966,375
Massachusetts NCL                               5.750%  10/01/2007  1,350,000     1,486,687
Massachusetts NCL                               6.000%  11/01/2011    850,000       973,250
University of Mass Building Authority State
  Guarantee                                     6.625%  05/01/2007  1,000,000     1,145,000
                                                                               ------------
Total General Obligations (Cost $11,917,458)                                     12,508,322
                                                                               ------------
GOVERNMENT BACKED -- 5.4%
Mass HEFA Carney Hospital Prerefunded-Series D  6.100%  07/01/2014    700,000       778,750
Mass HEFA Melrose Wakefield Hospital            6.350%  07/01/2006    310,000       326,662
Mass IFA Brooks School Prerefunded              5.600%  07/01/2005    245,000       261,231
Mass IFA Brooks School Prerefunded              5.900%  07/01/2013    410,000       439,725
Mass Water Resource Authority
  Prerefunded-Series A                          6.000%  08/01/2020    500,000       545,625
Nantucket MA Prerefunded                        6.800%  12/01/2011    475,000       493,316
Plymouth County MA COP Prefunded-Series A       7.000%  04/01/2022    500,000       537,500
Puerto Rico Commonwealth Aqueduct & Sewer
  Authority Prerefunded-Series A                9.000%  07/01/2009    400,000       466,000
                                                                               ------------
Total Government Backed (Cost $3,689,222)                                         3,848,809
                                                                               ------------
HOUSING REVENUE -- 7.7%
Mass HFA Multi-Family Unit FNMA                 6.250%  11/15/2012  1,000,000     1,042,500
Mass HFA Multi-Family Unit FNMA                 6.300%  10/01/2013    950,000       989,187
Mass HFA Residential Development FNMA           5.600%  05/15/2004    250,000       260,312
Mass HFA Residential Development FNMA           6.250%  11/15/2012  1,000,000     1,048,750
Mass HFA Residential Development FNMA           6.875%  11/15/2011  2,000,000     2,087,500
                                                                               ------------
Total Housing Revenue (Cost $5,382,774)                                           5,428,249
                                                                               ------------
INDUSTRIAL DEVELOPMENT -- 2.7%
Boston MA Industrial Development Financing
  Authority AMT                                 5.875%  04/01/2030    450,000       468,562
Boston MA Industrial Development Financing
  Authority AMT                                 7.375%  05/15/2015    865,000       884,194
Mass DFA Resource Recovery                      6.900%  12/01/2029    500,000       524,375
                                                                               ------------
Total Industrial Development (Cost $1,835,148)                                    1,877,131
                                                                               ------------
INSURED BOND -- 35.1%
Attleboro MA MBIA NCL                           6.000%  10/01/2004    600,000       647,250
Brockton MA State Qualified MBIA                6.000%  04/01/2007  1,010,000     1,122,362

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
            STANDISH MASSACHUSETTS INTERMEDIATE TAX EXEMPT BOND FUND
              SCHEDULE OF INVESTMENTS - MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       PAR        VALUE
SECURITY                                        RATE     MATURITY     VALUE     (NOTE 1A)
-------------------------------------------------------------------------------------------
INSURED BOND (CONTINUED)
Chelsea MA School District AMBAC NCL            6.000%  06/15/2004  $ 250,000  $    268,438
Chelsea MA School District AMBAC NCL            7.000%  06/15/2003    265,000       284,875
Holyoke MA FSA                                  6.000%  06/15/2006    600,000       663,000
Holyoke MA FSA                                  6.000%  06/15/2007    800,000       892,000
Mass Bay Transportation Authority FGIC          5.500%  03/01/2011    300,000       329,250
Mass Bay Transportation Authority FGIC          5.500%  03/01/2012    700,000       767,375
Mass Bay Transportation Authority FGIC          7.000%  03/01/2011  1,055,000     1,281,825
Mass Bay Transportation Authority FGIC          7.000%  03/01/2014    900,000     1,101,375
Mass DFA Curry College ACA                      4.100%  03/01/2004    125,000       124,375
Mass DFA May Institute Asset Guaranty           5.500%  09/01/2002    175,000       179,813
Mass DFA May Institute Asset Guaranty           5.500%  09/01/2003    265,000       276,594
Mass DFA May Institute Asset Guaranty           5.500%  09/01/2004    280,000       295,400
Mass DFA May Institute Asset Guaranty           5.500%  09/01/2005    175,000       186,156
Mass DFA Northern Berkshire Retirement
  Development ACA                               5.750%  08/15/2009    425,000       447,313
Mass DFA Northern Berkshire Retirement
  Development ACA                               5.750%  08/15/2010    450,000       473,625
Mass HEFA Harvard Pilgrim FSA                   5.250%  07/01/2006  1,100,000     1,164,625
Mass HEFA Mass Eye and Ear ACA                  5.000%  07/01/2005    660,000       672,375
Mass HEFA NE Medical FGIC                       6.000%  07/01/2003    400,000       420,500
Mass HEFA Partners FSA                          5.500%  07/01/2007    635,000       684,213
Mass Port Authority MBIA NCL AMT                5.750%  07/01/2007    500,000       544,375
Mass Water Resource Authority FGIC NCL          6.000%  11/01/2006    800,000       888,000
Mass Water Resource Authority MBIA NCL          5.500%  08/01/2011  1,000,000     1,097,500
Massachusetts AMBAC NCL AMT                     5.750%  08/01/2010  1,500,000     1,674,375
Massachusetts AMBAC NCL AMT                     5.750%  08/01/2010  1,000,000     1,116,250
Nantucket MA MBIA                               6.000%  07/15/2007    500,000       558,125
New Bedford MA AMBAC                            6.000%  10/15/2005    575,000       631,063
Puerto Rico Commonwealth FSA                    5.500%  07/01/2012  1,400,000     1,564,500
Puerto Rico Commonwealth Highway &
  Transportation Authority MBIA                 5.500%  07/01/2013  1,140,000     1,269,675
Route 3 Mass Transportation Improvement
  Authority MBIA NCL                            5.500%  06/15/2009    725,000       792,969
University of Mass Building Authority
  AMBAC NCL                                     5.500%  11/01/2010    300,000       330,000
Upper Blackstone Water Pollution Abatement
  AMBAC                                         6.500%  08/01/2005    430,000       478,375
Worcester MA FSA NCL                            5.500%  04/01/2010    600,000       657,750
Worcester MA MBIA NCL                           6.000%  07/01/2006    825,000       912,656
                                                                               ------------
Total Insured Bond (Cost $23,806,223)                                            24,798,352
                                                                               ------------
LEASE REVENUE -- 1.1%
Puerto Rico Housing Bank Appropriation          5.125%  12/01/2005    750,000       790,313
                                                                               ------------
Total Lease Revenue (Cost $744,549)                                                 790,313
                                                                               ------------
LOC GIC -- 1.2%
Mass IFA Amesbury LOC: State Street AMT         5.350%  09/01/2005    421,250       422,303
Mass IFA Orchard Cove Project LOC: Fleet
  National Bank                                 5.000%  05/01/2026    415,000       418,918
                                                                               ------------
Total LOC GIC (Cost $836,250)                                                       841,221
                                                                               ------------
REVENUE BONDS -- 24.5%
Mass DFA Biomedical Research                    6.000%  08/01/2011    550,000       595,375
Mass DFA Massachusetts College of Pharmacy      5.750%  07/01/2006    280,000       292,250
Mass DFA Williston School AMT                   6.000%  10/01/2013    500,000       479,375

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
            STANDISH MASSACHUSETTS INTERMEDIATE TAX EXEMPT BOND FUND
              SCHEDULE OF INVESTMENTS - MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       PAR        VALUE
SECURITY                                        RATE     MATURITY     VALUE     (NOTE 1A)
-------------------------------------------------------------------------------------------
REVENUE BONDS (CONTINUED)
Mass HEFA Cape Cod Healthcare                   5.125%  11/15/2009  $ 600,000  $    576,750
Mass HEFA Central New England Health Systems    5.750%  08/01/2003    275,000       269,844
Mass HEFA Childrens Hospital                    6.125%  10/01/2012    550,000       569,938
Mass HEFA Dana Farber Cancer Institute          6.500%  12/01/2006    650,000       699,563
Mass HEFA Harvard University NCL                5.500%  01/15/2004  1,000,000     1,053,750
Mass HEFA Harvard University NCL                5.500%  01/15/2006  1,000,000     1,078,750
Mass HEFA Harvard University NCL                5.500%  01/15/2009    500,000       547,500
Mass HEFA Milford Hospital NCL                  5.250%  07/15/2007    600,000       578,250
Mass HEFA No. Adams Regional Hospital           6.750%  07/01/2009    600,000       603,750
Mass HEFA Partners HealthCare                   5.000%  07/01/2009    500,000       503,125
Mass HEFA Youville Hospital FHA Secured         6.125%  02/15/2015    545,000       564,075
Mass IFA Berkshire Retirement Development(a)    5.125%  07/01/2018    530,000       530,641
Mass IFA Clark University                       6.450%  07/01/2001    300,000       302,409
Mass IFA Resource Recovery                      6.150%  07/01/2002  1,000,000     1,018,750
Mass IFA Resource Recovery Ogden                4.800%  12/01/2004  1,150,000     1,145,688
Mass IFA Springfield College                    5.625%  09/15/2010    750,000       772,500
Mass IFA Wentworth Institute                    5.050%  10/01/2005    290,000       298,700
Mass Port Authority                             5.750%  07/01/2012    700,000       779,625
Mass Port Authority                             6.000%  07/01/2011  1,000,000     1,130,000
Mass Water Resource Authority                   5.250%  03/01/2013    500,000       513,750
Mass Water Resource Authority NCL               6.500%  07/15/2009  1,000,000     1,158,750
Mass Water Trust New Bedford NCL                5.250%  02/01/2011    330,000       353,925
Puerto Rico Industrial Tour Ed Anamendez
  University                                    5.000%  02/01/2005    250,000       258,438
Puerto Rico Industrial Tour Ed Anamendez
  University                                    5.000%  02/01/2006    650,000       675,188
                                                                               ------------
Total Revenue Bonds (Cost $17,136,471)                                           17,350,659
                                                                               ------------
SPECIAL REVENUES -- 3.0%
Mass Special Obligation NCL                     5.500%  06/01/2013  1,000,000     1,090,000
Virgin Islands Public Finance Authority         5.625%  10/01/2010  1,000,000     1,057,500
                                                                               ------------
Total Special Revenues (Cost $2,091,266)                                          2,147,500
                                                                               ------------
TOTAL BONDS (COST $67,439,361)                                                   69,590,556
                                                                               ------------
SHORT-TERM INVESTMENTS -- 0.2%
SHORT TERM BONDS -- 0.2%
Mass HEFA Newton Wellesley Hospital MBIA(a)     1.400%  07/01/2025    130,000       130,000
                                                                               ------------
REPURCHASE AGREEMENTS -- 0.0%
Tri-party repurchase agreement dated 03/30/01 with Salomon Smith
Barney, Inc. and Investors Bank and Trust Company, due 04/02/01,
with a maturity value of $35,113 and an effective yield of 4.37%, collateralized by a U.S. Government Obligation with a rate of
8.75%, a maturity date of 05/15/17 and a market value of $41,532.                    35,100
                                                                               ------------
TOTAL SHORT-TERM INVESTMENTS (COST $165,100)                                        165,100
                                                                               ------------

TOTAL INVESTMENTS -- 98.6% (COST $67,604,461)                                  $ 69,755,656
OTHER ASSETS, LESS LIABILITIES -- 1.4%                                              962,016
                                                                               ------------
NET ASSETS -- 100.0%                                                           $ 70,717,672
                                                                               ============

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
            STANDISH MASSACHUSETTS INTERMEDIATE TAX EXEMPT BOND FUND
              SCHEDULE OF INVESTMENTS - MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS:

ACA - American Capital Access Corp.
AMBAC - American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax
COP - Certification of Participation
DFA - Development Financial Agency
FGIC - Financial Guaranty Insurance Co.
FHA - Federal Housing Authority
FNMA - Federal National Mortgage Association
FSA - Financial Security Association
GIC - Guaranteed Investment Contract
HEFA - Health & Educational Facilities Authority
HFA - Housing Finance Authority
IFA - Industrial Finance Authority
LOC - Letter of Credit
MBIA - Municipal Bond Insurance Association
NCL - Non-callable

(a)   Variable Rate Security; rate indicated is as of 03/31/01.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                   STANDISH INTERMEDIATE TAX EXEMPT BOND FUND
              SCHEDULE OF INVESTMENTS - MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        PAR        VALUE
SECURITY                                        RATE      MATURITY     VALUE     (NOTE 1A)
-------------------------------------------------------------------------------------------
BONDS -- 98.5%
GENERAL OBLIGATIONS -- 7.8%
Alpine UT School District                        5.000%  03/15/2011  $  25,000  $    25,969
Commonwealth of Massachusetts                    7.500%  06/01/2004    300,000      325,125
Conroe TX Independant School District            5.500%  02/15/2013    700,000      758,625
District of Columbia                             5.800%  06/01/2004    250,000      259,062
Goose Creek TX Independent School District       7.000%  08/15/2009    600,000      717,750
Grand Central NY District Management             5.000%  01/01/2006     25,000       26,125
Honolulu HI City & County                        5.400%  09/27/2007    500,000      539,375
McKinney TX Independent School District Asset
  Guarentee NCL                                  6.000%  02/15/2007    500,000      552,500
New York State NCL                               5.000%  03/01/2005     15,000       15,712
Northeast TX Independent School District NCL     7.000%  02/01/2009  1,000,000    1,185,000
South Carolina Tobacco Settlement Authority      6.000%  05/15/2022    500,000      491,250
Washington State NCL                             4.750%  07/01/2020    600,000      567,750
Washington State NCL                             6.000%  07/01/2015  1,000,000    1,137,500
Washington State NCL                             6.750%  02/01/2010    500,000      588,750
                                                                                -----------
Total General Obligations (Cost $6,862,724)                                       7,190,493
                                                                                -----------
GOVERNMENT BACKED -- 5.8%
Cincinnati OH Public Schools                     6.150%  06/15/2002    600,000      610,134
District of Columbia Medlantic Hospital
  Prerefunded                                    7.000%  08/15/2005    400,000      415,016
King County Washington Prerefunded               6.250%  01/01/2034  1,000,000    1,088,750
Mashantucket CT Western Pequot                   6.500%  09/01/2005    995,000    1,113,156
Met Govt Nashville & Davidson TN Industrial
  Development Board Revenue Prerefunded          7.500%  11/15/2010  1,000,000    1,248,750
Met Peoria IL Prerefunded                        6.250%  07/01/2017    300,000      340,125
Port Jervis NY IDA                               5.250%  11/01/2006    100,000      106,875
Texas State Turnpike Prerefunded                12.625%  01/01/2020    390,000      441,187
                                                                                -----------
Total Government Backed (Cost $5,157,662)                                         5,363,993
                                                                                -----------
HOUSING REVENUE -- 9.4%
California HFA MBIA AMT                          5.650%  08/01/2025    165,000      166,856
California HFA SFM                               5.050%  02/01/2017    330,000      333,712
Colorado HFA SFM                                 5.250%  10/01/2007    470,000      490,562
Florida Housing Finance Corp. FSA                5.750%  01/01/2017    505,000      515,100
Hawaii Housing Finance and Development SFM
  FNMA                                           7.000%  07/01/2031    505,000      516,782
Massachusetts HFA Residential Development
  FNMA                                           6.875%  11/15/2011    400,000      417,500
Michigan Housing Development Authority AMBAC     6.400%  04/01/2005    250,000      260,937
Mississippi Home Corp. SFM AMT                   5.450%  06/01/2024    495,000      503,662
New Jersey HFA AMBAC                             6.200%  11/01/2004  1,000,000    1,058,750
New Mexico Mortgage Finance Authority AMT        5.750%  07/01/2014    240,000      243,300
New York Mortgage Agency SFM AMT NCL             5.750%  04/01/2004    650,000      676,812
North Carolina HFA SFM AMT                       7.600%  03/01/2021    520,000      533,510
Ohio HFA SFM AMT NCL                             4.300%  09/01/2002    495,000      499,950
Pennsylvania HFA SFM                             5.350%  10/01/2008    250,000      260,937
Rhode Island Housing & Mortgage                  4.950%  10/01/2016    270,000      273,037
Texas Dept Housing & Community                   6.950%  07/01/2023    450,000      463,108
Virginia Housing Development Authority           0.000%  11/01/2017    115,000       24,674

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                   STANDISH INTERMEDIATE TAX EXEMPT BOND FUND
              SCHEDULE OF INVESTMENTS - MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        PAR        VALUE
SECURITY                                        RATE      MATURITY     VALUE     (NOTE 1A)
-------------------------------------------------------------------------------------------
HOUSING REVENUE (CONTINUED)
Virginia Housing Development Authority AMT       6.100%  07/01/2001  $1,300,000 $ 1,308,788
Washington HFA SFM AMT                           7.100%  07/01/2022     45,000       46,350
                                                                                -----------
Total Housing Revenue (Cost $8,544,156)                                           8,594,327
                                                                                -----------
INDUSTRIAL DEVELOPMENT -- 6.6%
Alaska Industrial Development and Export
  Authority                                      5.500%  04/01/2001    500,000      500,000
Alaska Industrial Development and Export
  Authority                                      6.200%  04/01/2003    150,000      156,496
California Statewide Equity Residential(a)       5.200%  12/01/2029  1,000,000    1,025,000
Eddyville IA Pollution Control Revenue
  Cargill                                        5.400%  10/01/2006    500,000      519,375
Gloucester NJ Resource Recovery                  6.850%  12/01/2029    500,000      529,375
Hendersonville TN Kroger                         5.950%  12/15/2008    370,000      370,925
Mass DFA Resource Recovery                       6.900%  12/01/2029    500,000      524,375
Matagorda County TX Pollution Control Revenue    4.900%  05/01/2030    500,000      503,825
Murray KY Industrial Development Kroger          7.250%  09/01/2012    350,000      364,875
New York NY Tsasc Inc.                           6.000%  07/15/2019  1,225,000    1,252,563
Weld County CO Industrial Development Conagra
  AMT                                            6.750%  12/15/2001    275,000      280,415
                                                                                -----------
Total Industrial Development (Cost $5,888,945)                                    6,027,224
                                                                                -----------
INSURED BOND -- 41.8%
California MBIA NCL                              5.750%  10/01/2010  1,000,000    1,123,750
Charleston SC COP MBIA                           6.000%  12/01/2008  1,000,000    1,122,500
Chicago IL FGIC                                  5.250%  01/01/2012  1,000,000    1,065,000
Chicago IL Park District Parking Facility ACA    5.750%  01/01/2010  1,000,000    1,051,250
Cook County IL Community College FGIC            8.750%  01/01/2006  1,000,000    1,208,750
Cook County IL High School FGIC                  7.875%  12/01/2014    750,000      993,750
Cook County IL School District FSA NCL           6.750%  05/01/2010  1,750,000    2,071,563
Denver CO Airport MBIA AMT                       7.500%  11/15/2006    500,000      567,500
District of Columbia MBIA                        5.750%  06/01/2010     25,000       27,563
District of Columbia MBIA                        6.000%  06/01/2011  1,275,000    1,432,781
District of Columbia Medlantic Hospital MBIA     7.000%  08/15/2005    400,000      418,000
Douglas County CO School District MBIA           7.000%  12/15/2012    625,000      771,094
Georgia Municipal Electric Authority Power
  AMBAC NCL                                      6.000%  01/01/2006    120,000      130,800
Georgia Municipal Electric Authority Power
  AMBAC NCL                                      6.000%  01/01/2006  1,180,000    1,287,675
Georgia Municipal Electric Authority Power
  FGIC NCL                                       6.250%  01/01/2012  1,150,000    1,319,625
Greater Detroit MI Resource Recovery AMBAC       6.250%  12/13/2007    400,000      451,000
Henderson NV Water & Sewer Authority FGIC        5.000%  09/01/2016  1,000,000    1,003,750
Hillsborogh FL University of Tampa Bay Asset
  Guarentee                                      5.750%  04/01/2018    935,000    1,008,631
Illinois Health Facilities Authority Revenue
  Asset Guaranty                                 6.250%  05/01/2011  1,300,000    1,350,154
Intercommunity HFA COP ACA                       5.000%  11/01/2005  2,020,000    2,078,075
Jefferson County OH Asset Guaranty               6.625%  12/01/2005    215,000      227,094
Kentucky Property & Buildings Commission
  Revenue FSA#                                   5.500%  08/01/2007  1,605,000    1,722,053
Louisiana State Energy & Power Authority FSA
  NCL                                            5.500%  01/01/2010  1,960,000    2,133,950
Michigan Strategic Fund Ltd. FGIC                6.950%  09/01/2021  1,000,000    1,029,350
Nassau County NY FGIC                            6.000%  07/01/2010     25,000       28,156
New Jersey State Transit Corp. AMBAC             5.750%  02/01/2007  1,000,000    1,092,500
New York Dormitory Authority Good Samaritan
  Hospital Asset Guaranty                        5.250%  07/01/2005  1,000,000    1,062,500
New York Dormitory Authority Presbyterian
  Hospital AMBAC                                 4.400%  08/01/2013    190,000      190,238
New York Dormitory Authority Staten Island
  Hospital AMBAC                                 5.250%  07/01/2008    800,000      856,000
North Carolina Eastern Municipal Power Agency
  ACA                                            6.000%  01/01/2006  1,000,000    1,062,500

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                   STANDISH INTERMEDIATE TAX EXEMPT BOND FUND
              SCHEDULE OF INVESTMENTS - MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        PAR        VALUE
SECURITY                                        RATE      MATURITY     VALUE     (NOTE 1A)
-------------------------------------------------------------------------------------------
INSURED BOND (CONTINUED)
Oklahoma Grand River Dam Authority AMBAC         5.500%  06/01/2013  $ 385,000  $   423,019
Oklahoma IDA Baptist Med Center AMBAC            7.000%  08/15/2006    500,000      568,750
Orange County CA COP MBIA                        5.800%  07/01/2016    400,000      434,000
Palm Beach County FL Solid Waste AMBAC           6.000%  10/01/2009     60,000       68,025
Palm Beach County FL Solid Waste AMBAC           6.000%  10/01/2009    440,000      496,100
Pasco County FL Solid Waste AMBAC NCL            6.000%  04/01/2010  1,000,000    1,113,750
Philadelphia PA School District FSA NCL          5.750%  02/01/2011  1,000,000    1,112,500
Stafford TX Economic Development FGIC            6.000%  09/01/2015    525,000      590,625
Teton County WY St John Hospital ACA             5.000%  12/01/2004    535,000      545,700
Tucson AZ COP Asset Guaranty                     6.000%  07/01/2004    370,000      382,025
Washington DC Convention Center Authority
  AMBAC                                          5.250%  10/01/2014  1,000,000    1,040,000
Washington HCFA MBIA                             5.000%  08/15/2018    700,000      686,875
Western Minnesota Municipal Power Agency
  AMBAC                                          5.500%  01/01/2009  1,000,000    1,086,250
                                                                                -----------
Total Insured Bond (Cost $37,329,576)                                            38,435,171
                                                                                -----------
LEASE REVENUE -- 2.2%
Battery Park NY Authority Junior Lien            5.200%  11/01/2023    110,000      109,916
Hudson County NJ Import Authority                7.600%  08/01/2025    865,000      884,463
New York Dormitory Authority Roswell Park        6.000%  07/01/2006    500,000      548,125
New York Metropolitan Transportation
  Authority                                      5.750%  07/01/2015    500,000      517,500
                                                                                -----------
Total Lease Revenue (Cost $2,027,668)                                             2,060,004
                                                                                -----------
LOC GIC -- 0.6%
New York Dormitory Authority LOC: Fleet Bank     5.500%  07/01/2003    500,000      511,875
                                                                                -----------
Total LOC GIC (Cost $504,147)                                                       511,875
                                                                                -----------
REVENUE BONDS -- 21.9%
Abag CA HFA Odd Fellows Home                     5.700%  08/15/2014  1,000,000    1,077,500
Arizona Transportation Board Highway Revenue
  NCL                                            5.500%  07/01/2010  1,500,000    1,648,125
Arizona Transportation Board Highway Revenue
  NCL                                            5.500%  07/01/2011  1,500,000    1,650,000
Arizona Transportation Board Highway Revenue
  NCL                                            8.000%  07/01/2005  1,685,000    1,967,238
Brazos River TX Pollution Authority AMT          4.950%  10/01/2030    750,000      750,000
Camden NJ Cooper Hospitals                       5.600%  02/15/2007    240,000      191,400
Florida Mid-Bay Bridge Authority                 4.000%  10/01/2022  1,000,000    1,030,410
Foothills CA Transportation Agency               0.000%  01/01/2007    500,000      455,625
Harris County TX Toll Revenue FGIC NCL#          6.000%  08/01/2012  1,000,000    1,138,750
Illinois HEFA Condell Medical Center             6.000%  05/15/2010    500,000      523,125
Illinois HEFA Northwestern University            5.050%  11/01/2032    725,000      766,688
Mass DFA Williston School AMT                    6.000%  10/01/2013    300,000      287,625
Mass IFA Berkshire Retirement Development(a)     5.125%  07/01/2018    500,000      500,605
Mass IFA Resource Recovery                       6.150%  07/01/2002    700,000      713,125
Met Govt Nashville & Davidson TN Vanderbilt      6.000%  05/01/2008    610,000      683,200
Montana Student Assistance Corp.                 5.950%  12/01/2012    150,000      152,438
New Hampshire HEFA Brewster Academy              5.400%  06/01/2001    105,000      105,267
New Hampshire HEFA Monadnock Hospital            5.250%  10/01/2007    475,000      441,156
New Hampshire HEFA Nashua Memorial Hospital      6.250%  10/01/2008    750,000      771,563
New York Medical Center Mt. Sinai FHA            5.950%  08/15/2009    120,000      126,150
New York Medical Center St. Luke's FHA           5.600%  08/15/2013    430,000      440,213
North Texas Higher Education and Student Loan
  Authority AMT                                  6.100%  04/01/2008    750,000      777,188

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                   STANDISH INTERMEDIATE TAX EXEMPT BOND FUND
              SCHEDULE OF INVESTMENTS - MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        PAR        VALUE
SECURITY                                        RATE      MATURITY     VALUE     (NOTE 1A)
-------------------------------------------------------------------------------------------
REVENUE BONDS (CONTINUED)
Puerto Rico Industrial Tour Ed Anamendez
  University                                     5.000%  02/01/2008  $ 700,000  $   727,125
Scranton PA Allied Rehabilitation                7.125%  07/15/2005  1,075,000    1,092,469
South Carolina Medical University                5.625%  07/01/2010  1,000,000    1,021,250
Tyler TX Health Facilities Development Corp.     5.250%  07/01/2001    835,000      837,572
Volusia FL HEFA Embry Riddle University          5.500%  10/15/2004    220,000      230,725
Wisconsin State Transportation                   5.500%  07/01/2010     15,000       16,406
                                                                                -----------
Total Revenue Bonds (Cost $19,675,304)                                           20,122,938
                                                                                -----------
SPECIAL REVENUES -- 2.4%
District of Columbia Redevelopment Agency        5.625%  11/01/2010    305,000      307,053
Long Beach CA Aquarium                           5.750%  07/01/2005    200,000      208,250
New York City Transitional Financial
  Authority Revenue                              5.500%  02/15/2011  1,500,000    1,640,625
                                                                                -----------
Total Special Revenues (Cost $2,069,997)                                          2,155,928
                                                                                -----------
TOTAL BONDS (COST $88,060,179)                                                   90,461,953
                                                                                -----------
SHORT-TERM INVESTMENTS -- 4.5%
SHORT TERM BONDS -- 4.5%
Collier County FL Health Facility(a)             3.750%  01/01/2033    100,000      100,000
Cuyahoga County OH Hospital Revenue(a)           3.850%  01/01/2016    185,000      185,000
Grand Forks ND Hospital Revenue(a)               3.900%  12/01/2016    395,000      395,000
Lincoln County WY Pollution Control
  Revenue(a)                                     2.900%  11/01/2014    100,000      100,000
Lincoln County WY Pollution Control
  Revenue(a)                                     4.000%  11/01/2014  2,100,000    2,100,000
Lone Star TX Airport Improvement Authority(a)    3.900%  12/01/2014    500,000      500,000
Missouri HEFA Washington University(a)           3.350%  03/01/2040    300,000      300,000
University of North Carolina Chapel Hill(a)      3.450%  02/15/2031    400,000      400,000
                                                                                -----------
                                                                                  4,080,000
                                                                                -----------
REPURCHASE AGREEMENTS -- 0.0%
Tri-party repurchase agreement dated 03/30/01 with Salomon Smith
Barney, Inc. and Investors Bank and Trust Company, due 04/02/01,
with a maturity value of $30,816 and an effective yield of 4.37%, collateralized by a U.S. Government Obligation with a rate of
8.75%, a maturity date of 05/15/17 and a market value of $41,532.                    30,805
                                                                                -----------
TOTAL SHORT-TERM INVESTMENTS (COST $4,110,805)                                    4,110,805
                                                                                -----------

TOTAL INVESTMENTS -- 103.0% (COST $92,170,984)                                 $ 94,572,758
OTHER ASSETS, LESS LIABILITIES -- (3.0%)                                         (2,724,589)
                                                                               ------------
NET ASSETS -- 100.0%                                                           $ 91,848,169
                                                                               ============

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                   STANDISH INTERMEDIATE TAX EXEMPT BOND FUND
              SCHEDULE OF INVESTMENTS - MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS:

ACA - American Capital Access Corp.
AMBAC - American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax
COP - Certification of Participation
DFA - Development Financial Agency
FGIC - Financial Guaranty Insurance Co.
FHA - Federal Housing Authority
FNMA - Federal National Mortgage Association
FSA - Financial Security Association
GIC - Guaranteed Investment Contract
HCFA - Health Care Facilities Authority
HEFA - Health & Educational Facilities Authority
HFA - Housing Finance Authority
IDA - Industrial Development Authority
IFA - Industrial Finance Authority
LOC - Letter of Credit
MBIA - Municipal Bond Insurance Association
NCL - Non-callable
SFM - Single Family Mortgage

(a)   Variable Rate Security; rate indicated is as of 03/31/01.

#     Delayed delivery contract (Note 7).

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                  STANDISH SMALL CAP TAX-SENSITIVE EQUITY FUND
              SCHEDULE OF INVESTMENTS - MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     VALUE
SECURITY                                                 SHARES    (NOTE 1A)
------------------------------------------------------------------------------

EQUITIES -- 95.3%
CAPITAL GOODS -- 10.8%
Active Power, Inc.*                                       42,200  $    857,187
EGL, Inc.*                                                56,200     1,369,875
Expeditors International Washington, Inc.                 13,800       696,037
Forward Air Corp.*                                        30,000       980,625
Shaw Group, Inc.*                                         56,200     2,625,102
Universal Compression Holdings, Inc.*                     72,900     2,551,500
Virata Corp.*                                             61,800       807,262
                                                                  ------------
                                                                     9,887,588
                                                                  ------------
CONSUMER STABLE -- 4.2%
Hain Celestial Group, Inc.*                               44,200     1,281,800
Performance Food Group Co.*                               30,000     1,575,000
Whole Foods Market, Inc.*                                 23,500       989,937
                                                                  ------------
                                                                     3,846,737
                                                                  ------------
EARLY CYCLICAL -- 6.7%
Atlantic Coast Airlines, Inc.*                           110,000     2,310,000
Ryanair Holdings PLC ADR*                                 20,400       907,800
Skywest, Inc.                                            125,500     2,917,875
                                                                  ------------
                                                                     6,135,675
                                                                  ------------
ENERGY -- 8.6%
Cal Dive International, Inc.*                            129,600     3,288,600
FuelCell Energy, Inc.*                                     9,200       464,600
National-Oilwell, Inc.*                                   93,200     3,227,516
Newfield Exploration Co.*                                 24,400       851,560
                                                                  ------------
                                                                     7,832,276
                                                                  ------------
FINANCIAL -- 5.4%
Boston Private Financial Holdings, Inc.                   38,400       681,600
Costar Group, Inc.*                                       89,200     1,705,950
Eaton Vance Corp.                                         52,900     1,642,545
Southwest Bancorporation of Texas, Inc.*                  30,500       956,937
                                                                  ------------
                                                                     4,987,032
                                                                  ------------
GROWTH CYCLICAL -- 6.7%
AFC Enterprises, Inc.*                                    50,000       962,500
Columbia Sportswear Co.*                                  12,500       568,555
Factory 2-U Stores, Inc.*                                 30,500       833,031
Hot Topic, Inc.*                                          33,100       926,800
Kenneth Cole Productions, Inc., Class A*                  28,200       703,590
Pacific Sunwear of California, Inc.*                      21,900       602,250
Ruby Tuesday, Inc.                                        77,600     1,521,736
                                                                  ------------
                                                                     6,118,462
                                                                  ------------

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                  STANDISH SMALL CAP TAX-SENSITIVE EQUITY FUND
              SCHEDULE OF INVESTMENTS - MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     VALUE
SECURITY                                                 SHARES    (NOTE 1A)
------------------------------------------------------------------------------

HEALTH CARE -- 22.0%
Accredo Health, Inc.*                                     66,600  $  2,176,988
AdvancePCS*                                               24,000     1,302,374
Alkermes, Inc.*                                           78,900     1,730,869
Amerisource Health Corp., Class A*                        32,500     1,594,125
Biopure Corp.*                                            32,700       435,319
COR Therapeutics, Inc.*                                   59,700     1,343,250
Charles River Laboratories International, Inc.*           45,300     1,121,175
Cubist Pharmaceuticals, Inc.*                             61,700     1,511,650
Eclipsys Corp.*                                           67,500     1,316,250
ICN Pharmaceuticals, Inc.                                 51,000     1,296,930
ImClone Systems, Inc.*                                    15,700       521,044
ImmunoGen, Inc.*                                          40,000       535,000
Inhale Therapeutic Systems, Inc.*                         60,300     1,288,912
North American Scientific, Inc.*                          67,000       707,687
Renal Care Group, Inc.*                                   32,900       882,378
Syncor International Corp.*                               15,500       499,875
Tripath Technology, Inc.*                                 99,700       760,212
XOMA Ltd.*                                               154,200     1,110,718
                                                                  ------------
                                                                    20,134,756
                                                                  ------------
SERVICES -- 17.7%
Bright Horizons, Inc.*                                    28,500       675,450
Caminus Corp.*                                            53,300     1,089,319
Career Education Corp.*                                   55,900     2,808,975
Copart, Inc.*                                             67,800     1,389,222
Corporate Executive Board Co.*                            89,600     2,704,800
Devry, Inc.*                                              47,900     1,439,395
Education Management Corp.*                               35,800     1,167,975
Entercom Communications Corp.*                            26,600     1,045,380
Iron Mountain, Inc.*                                      17,500       670,600
Mediacom Communications Corp.*                            29,700       581,006
Radio One, Inc., Class D *                                48,300       742,613
SBA Communications Corp.*                                 17,400       275,138
SmartForce PLC ADR*                                       45,300     1,005,094
SynQuest, Inc.*                                          123,600       625,725
                                                                  ------------
                                                                    16,220,692
                                                                  ------------
TECHNOLOGY -- 10.4%
Align Technology, Inc.*                                   44,900       325,525
Avocent Corp.*                                            33,900       739,444
ChoicePoint, Inc.*                                        35,850     1,211,730
Emulex Corp.*                                             31,800       598,238
I-Many, Inc.*                                            107,700     1,225,088
MatrixOne, Inc.*                                          54,800       935,025
Merix Corp.*                                              44,250       594,609
Metawave Communications Corp.*                           101,400       627,413
Netegrity, Inc.*                                          13,300       327,513
Optimal Robotics Corp. ADR*                               33,900       883,519
Pixelworks, Inc.*                                         62,400       624,000

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                  STANDISH SMALL CAP TAX-SENSITIVE EQUITY FUND
              SCHEDULE OF INVESTMENTS - MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      VALUE
SECURITY                                                 SHARES     (NOTE 1A)
--------------------------------------------------------------------------------

TECHNOLOGY (CONTINUED)
Sirus Satellite Radio, Inc.*                              62,200    $   773,613
XM Satellite Radio Holdings, Inc., Class A*               92,700        643,106
                                                                    -----------
                                                                      9,508,823
                                                                    -----------
UTILITIES -- 2.8%
Black Hills Corp.                                          6,700        306,257
Orion Power Holdings, Inc.*                               36,800      1,129,760
Utilicorp United, Inc.                                    36,300      1,174,668
                                                                    -----------
                                                                      2,610,685
                                                                    -----------
TOTAL EQUITIES (COST $91,699,174)                                    87,282,726
                                                                    -----------

                                                            PAR
                                       RATE    MATURITY    VALUE
                                      ------  ----------  -------

SHORT-TERM INVESTMENTS -- 1.2%
U.S. GOVERNMENT AGENCY -- 0.8%
FNMA Discount Note=/=+                 5.015% 06/14/2001  $750,000      742,350
                                                                    -----------
REPURCHASE AGREEMENTS -- 0.4%
Tri-party repurchase agreement dated 03/30/01 with Salomon Smith
Barney, Inc. and Investors Bank and Trust Company, due 04/02/01,
with a maturity value of $365,337 and an effective yield of
4.37%, collateralized by a U.S. Government Obligation with a rate of 8.75%, a maturity date of 05/15/17 and a market value of
$373,791.                                                               365,204
                                                                    -----------
TOTAL SHORT-TERM INVESTMENTS (COST $1,107,829)                        1,107,554
                                                                    -----------

TOTAL INVESTMENTS -- 96.5% (COST  $92,807,003)                      $88,390,280
OTHER ASSETS, LESS LIABILITIES -- 3.5%                                3,194,284
                                                                    -----------
NET ASSETS -- 100.0%                                                $91,584,564
                                                                    ===========

NOTES TO SCHEDULE OF INVESTMENTS:

ADR - American Depositary Receipt
FNMA - Federal National Mortgage Association

*     Non-income producing security.
=/=   Rate noted is yield to maturity.
+     Denotes all or part of security segregated as collateral.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                       STANDISH TAX-SENSITIVE EQUITY FUND
              SCHEDULE OF INVESTMENTS - MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     VALUE
SECURITY                                                 SHARES    (NOTE 1A)
-----------------------------------------------------------------------------

EQUITIES -- 96.1%
BASIC INDUSTRY -- 3.8%
Plum Creek Timber Co., REIT                               22,000  $   532,400
Westvaco Corp.                                            23,000      557,290
                                                                  -----------
                                                                    1,089,690
                                                                  -----------
CAPITAL GOODS -- 8.3%
Ingersoll Rand Co.                                        18,000      714,780
Tyco International Ltd.                                   18,000      778,140
United Technologies Corp.                                 12,200      894,260
                                                                  -----------
                                                                    2,387,180
                                                                  -----------
CONSUMER STABLE -- 11.6%
CVS Corp.                                                 16,000      935,840
Kimberly-Clark Corp.                                       8,000      542,640
Kroger Co.*                                               31,000      799,490
Procter & Gamble Co.                                       8,000      500,800
Sara Lee Corp.                                            26,000      561,080
                                                                  -----------
                                                                    3,339,850
                                                                  -----------
EARLY CYCLICAL -- 4.1%
American Standard Companies, Inc.*                         9,000      531,630
Leggett & Platt, Inc.                                     33,200      638,436
                                                                  -----------
                                                                    1,170,066
                                                                  -----------
ENERGY -- 8.1%
El Paso Corp.                                              9,000      587,700
Exxon Mobil Corp.                                         10,937      885,897
Texaco, Inc.                                              13,000      863,200
                                                                  -----------
                                                                    2,336,797
                                                                  -----------
FINANCIAL -- 17.1%
ACE Ltd.                                                  16,000      588,160
AMBAC, Inc.                                               13,500      856,305
American General Corp.                                    18,000      688,500
Citigroup, Inc.                                            9,500      427,310
Delphi Financial Group, Inc., Class A                     18,788      556,125
Federal National Mortgage Association                      6,500      517,400
FleetBoston Financial Corp.                               13,000      490,750
J.P. Morgan Chase & Co.                                   11,000      493,900
Morgan Stanley Dean Witter                                 5,500      294,250
                                                                  -----------
                                                                    4,912,700
                                                                  -----------
GROWTH CYCLICAL -- 9.2%
BJ's Wholesale Club, Inc.*                                 7,000      334,950
Carnival Corp.                                            28,000      774,760
Costco Wholesale Corp.*                                    8,000      314,000
Jones Apparel Group, Inc.*                                15,400      582,120

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                       STANDISH TAX-SENSITIVE EQUITY FUND
              SCHEDULE OF INVESTMENTS - MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     VALUE
SECURITY                                                 SHARES    (NOTE 1A)
-----------------------------------------------------------------------------

GROWTH CYCLICAL (CONTINUED)
Saks, Inc.*                                               20,000  $   260,000
Target Corp.                                              10,000      360,800
                                                                  -----------
                                                                    2,626,630
                                                                  -----------
HEALTH CARE -- 11.3%
Abbott Laboratories                                       16,000      755,040
Biomet, Inc.                                              12,000      472,687
Elan Corp., PLC ADR*                                      14,000      731,500
Medtronics, Inc.                                           5,910      270,324
Pfizer, Inc.                                              15,000      614,250
Schering-Plough Corp.                                     10,600      387,218
                                                                  -----------
                                                                    3,231,019
                                                                  -----------
REAL ESTATE -- 3.6%
Boston Properties, Inc., REIT                             12,700      488,315
General Growth Properties, REIT                           15,900      555,705
                                                                  -----------
                                                                    1,044,020
                                                                  -----------
SERVICES -- 6.7%
General Motors Corp., Class H*                            27,000      526,500
Interpublic Group, Inc.                                   16,000      549,600
SBC Communications, Inc.                                  10,000      446,300
Verizon Communications, Inc.                               8,000      394,400
                                                                  -----------
                                                                    1,916,800
                                                                  -----------
TECHNOLOGY -- 12.3%
Agilent Technologies, Inc.*                               16,000      491,680
American Power Conversion Corp.*                          29,000      373,827
Hewlett-Packard Co.                                       14,400      450,288
Intel Corp.                                               16,000      421,000
International Business Machine                             6,000      577,080
NCR Corp.*                                                12,000      468,360
Sci Systems, Inc.*                                        22,000      400,400
Sun Microsystems, Inc.*                                   22,000      338,140
                                                                  -----------
                                                                    3,520,775
                                                                  -----------
TOTAL EQUITIES (COST $23,987,866)                                  27,575,527
                                                                  -----------

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                       STANDISH TAX-SENSITIVE EQUITY FUND
              SCHEDULE OF INVESTMENTS - MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                            PAR         VALUE
SECURITY                               RATE    MATURITY    VALUE      (NOTE 1A)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 3.6%
U.S. GOVERNMENT AGENCY -- 0.3%
FNMA Discount Note=/=+                 5.015% 06/14/2001  $100,000   $    98,970
                                                                     -----------
REPURCHASE AGREEMENTS -- 3.3%
Tri-party repurchase agreement dated 03/30/01 with Salomon Smith
Barney, Inc. and Investors Bank and Trust Company, due 04/02/01,
with a maturity value of $946,705 and an effective yield of
4.37%, collateralized by a U.S. Government Obligation with a rate of 8.75%, a maturity date of 05/15/17 and a market value of
$996,775.                                                                946,360
                                                                     -----------
TOTAL SHORT-TERM INVESTMENTS (COST $1,045,377)                         1,045,330
                                                                     -----------

TOTAL INVESTMENTS -- 99.7% (COST $25,033,243)                        $28,620,857
OTHER ASSETS, LESS LIABILITIES -- 0.3%                                    84,392
                                                                     -----------
NET ASSETS -- 100.0%                                                 $28,705,249
                                                                     ===========

NOTES TO SCHEDULE OF INVESTMENTS:

ADR - American Depositary Receipt
FNMA - Federal National Mortgage Association
REIT - Real Estate Investment Trust

*     Non-income producing security.
=/=   Rate noted is yield to maturity.
+     Denotes all or part of security segregated as collateral.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)   SIGNIFICANT ACCOUNTING POLICIES:

      Standish, Ayer & Wood Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Massachusetts Intermediate Tax Exempt Bond Fund (Massachusetts Intermediate Tax Exempt Bond Fund) is a separate non-diversified investment series of the Trust. Standish Intermediate Tax Exempt Bond Fund (Intermediate Tax Exempt Bond Fund), Standish Small Cap Tax-Sensitive Equity Fund (Small Cap Tax-Sensitive Equity Fund) and Standish Tax-Sensitive Equity Fund (Tax-Sensitive Equity Fund) are separate diversified investment series of the Trust (together with the Massachusetts Intermediate Tax Exempt Bond Fund, individually a "Fund" and collectively, the "Funds").

      The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      A. INVESTMENT SECURITY VALUATIONS

      Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable fixed income obligations, if any, for which price quotations are readily available are normally valued at the last sales prices on the exchange or market on which they are primarily traded, or if not listed or no sale, at the last quoted bid prices. Equity securities for which quotations are readily available are valued at the last sale price or if no sale, at the closing bid prices in the principal market in which such securities are normally traded. Securities (including restricted securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.

      Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Funds are valued at amortized cost. If a Fund acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized value based upon the value on such date unless the trustees determine during such sixty-day period that amortized value does not represent fair value.

      B. REPURCHASE AGREEMENTS

      It is the policy of each Fund to require the custodian bank to take possession of, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Collateral for certain tri-party repurchase agreements is held at the custodian in a segregated account for the benefit of the Funds and counterparty. Additionally, procedures have been established by the Fund to monitor on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

      C. SECURITIES TRANSACTIONS AND INCOME

      Securities transactions are recorded as of trade date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount on long-term debt securities when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis.

      D. FEDERAL TAXES

      As regulated investment companies qualified under Subchapter M of the Internal Revenue Code, the Funds are not subject to income taxes to the extent that each Fund distributes all of its taxable income for its fiscal year. Dividends paid by the Massachusetts Intermediate Tax Exempt Bond Fund and the Intermediate Tax Exempt Bond Fund (together the "Bond Funds") from net interest earned on tax-exempt municipal bonds are not includable by shareholders as gross

                     STANDISH, AYER & WOOD INVESTMENT TRUST

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      income for Federal income tax purposes because the Bond Funds intend to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Bond Funds to pay exempt-interest dividends. At March 31, 2001, the following Funds, for federal income tax purposes, had capital loss carryovers:

                                                               EXPIRATION DATE SEPTEMBER 30,
                                                               -----------------------------
                                                     2003      2004     2005        2007        2008       TOTAL
                                                   --------   ------   -------   ----------   --------   ----------
         Massachusetts Intermediate Tax Exempt
           Bond Fund                               $104,125       --        --           --   $135,927   $  240,052
         Intermediate Tax Exempt Bond Fund               --       --        --           --   $ 88,247   $   88,247
         Tax-Sensitive Equity Fund                       --   $1,162   $95,353   $1,001,921   $ 29,311   $1,127,747

      Such carryovers will reduce each Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal income tax.

      The Massachusetts Intermediate Tax Exempt Bond Fund and Intermediate Tax Exempt Bond Fund elected to defer to their fiscal years ending September 30, 2001 losses of $291,243 and $671,657, respectively, recognized during the period from November 1, 1999 to December 31, 1999.

      E. DEFERRED ORGANIZATION EXPENSE

      Costs incurred Small Cap Tax-Sensitive Equity Fund and Tax-Sensitive Equity Fund in connection with their organization and initial registration were completely amortized, during the six months ended March 31, 2001.

      F. DISTRIBUTIONS TO SHAREHOLDERS

      Distributions on shares of the Bond Funds are declared daily from net investment income and distributed monthly. Dividends from net investment income, if any, will be distributed at least annually for the Small Cap Tax-Sensitive Equity Fund and the Tax-Sensitive Equity Fund. Distributions from capital gains, if any, will be distributed annually by all of the Funds. Distributions from net investment income and capital gains, if any, are automatically reinvested in additional shares of the applicable Fund unless the shareholder elects to receive them in cash. Distributions are recorded on the ex-dividend date.

      Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for non-taxable dividends, capital loss carryforwards, losses deferred due to wash sales, net operating losses and the tax practice known as equalization.

      Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

      G. EXPENSES

      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

(2)   INVESTMENT ADVISORY FEE:

      The investment advisory fee paid to Standish, Ayer & Wood, Inc. ("SA&W") for overall investment advisory, administrative services, and general office facilities, is paid at the following annual rates of each Fund's average daily net assets: 0.40% for the Massachusetts Intermediate Tax Exempt Bond Fund and the Intermediate Tax Exempt Bond

                     STANDISH, AYER & WOOD INVESTMENT TRUST

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      Fund, 0.80% for the Small Cap Tax-Sensitive Equity Fund and 0.50% for the Tax-Sensitive Equity Fund. For the Small Cap Tax-Sensitive Equity Fund and the Tax-Sensitive Equity Fund, SA&W voluntarily agreed to limit the total Fund operating expenses (excluding litigation, indemnification and other extraordinary expenses) to 1.00% and 0.75%, respectively, of average daily net assets for the six months ended March 31, 2001. Pursuant to these agreements, for the six months ended March 31, 2001, SA&W voluntarily waived a portion of its advisory fees to the Small Cap Tax-Sensitive Equity Fund and Tax-Sensitive Equity Fund in the amounts of $21,745 and $28,903, respectively. These agreements are voluntary and temporary and may be discontinued or revised by SA&W at any time. No director, officer or employee of SA&W or its affiliates receives any compensation from the Trust or the Funds for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of SA&W or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

(3)   PURCHASES AND SALES OF INVESTMENTS:

      Cost of purchases and proceeds from sales of investments, other than short-term obligations, were as follows:

                                                                         PERIOD ENDED
                                                                        MARCH 31, 2001
                                                                  --------------------------
                                                                   PURCHASES       SALES
                                                                  ------------  ------------
         Massachusetts Intermediate Tax Exempt Bond Fund          $ 10,107,334  $  2,888,091
                                                                  ============  ============
         Intermediate Tax Exempt Bond Fund                        $ 24,001,616  $ 15,637,755
                                                                  ============  ============
         Small Cap Tax-Sensitive Equity Fund                      $106,880,142  $144,567,828
                                                                  ============  ============
         Tax-Sensitive Equity Fund                                $  7,610,755  $  6,522,165
                                                                  ============  ============

      There were no purchases or sales of government securities during the six months ended March 31, 2001.

                     STANDISH, AYER & WOOD INVESTMENT TRUST

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(4)   SHARES OF BENEFICIAL INTEREST:

      The Declaration of Trust permits the Trust to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in each Fund's shares were as follows:

                                                                       SIX MONTHS ENDED
                                                                        MARCH 31, 2001        YEAR ENDED
                                                                         (UNAUDITED)      SEPTEMBER 30, 2000
         MASSACHUSETTS INTERMEDIATE TAX EXEMPT BOND FUND               ----------------   ------------------
         Shares sold                                                         404,015             863,084
         Shares issued to shareholders in payment of distributions
           declared                                                           34,522              60,094
         Shares redeemed                                                    (242,429)           (865,559)
                                                                          ----------        ------------
         Net increase                                                        196,108              57,619
                                                                          ==========        ============




         INTERMEDIATE TAX EXEMPT BOND FUND
         Shares sold                                                         745,344           1,421,670
         Shares issued to shareholders in payment of
           distributions declared                                             39,911              91,915
         Shares redeemed                                                    (325,624)         (1,635,733)
                                                                          ----------        ------------
         Net increase (decrease)                                             459,631            (122,148)
                                                                          ==========        ============




         SMALL CAP TAX-SENSITIVE EQUITY FUND
         Shares sold                                                         751,522           1,612,012
         Shares issued to shareholders in payment of
           distributions declared                                            557,246             490,782
         Shares redeemed                                                  (1,639,414)         (2,219,911)
                                                                          ----------        ------------
         Net decrease                                                       (330,646)           (117,117)
                                                                          ==========        ============




         TAX-SENSITIVE EQUITY FUND
         Shares sold                                                         110,720             257,734
         Shares issued to shareholders in payment of
           distributions declared                                              2,515               3,350
         Shares redeemed                                                     (92,771)           (291,113)
                                                                          ----------        ------------
         Net increase (decrease)                                              20,464             (30,029)
                                                                          ==========        ============

      At March 31, 2001, the Massachusetts Intermediate Tax Exempt Bond Fund had two shareholders of record owning approximately 18% and 13% of the Fund's outstanding shares, respectively. The Small Cap Tax-Sensitive Equity Fund had two shareholders of record owning approximately 15% and 13% of the Fund's outstanding shares, respectively. The Tax-Sensitive Equity Fund had one shareholder of record owning approximately 14% of the Fund's outstanding shares. Investment activity of these shareholders could have a material impact on the applicable Fund.

(5)   FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES:

      The cost and unrealized appreciation (depreciation) in value of the investment securities owned at March 31, 2001, as computed on a federal income tax basis, were as follows:

                                                                        GROSS         GROSS      NET UNREALIZED
                                                         AGGREGATE    UNREALIZED    UNREALIZED    APPRECIATION
                                                           COST      APPRECIATION  DEPRECIATION  (DEPRECIATION)
                                                        -----------  ------------  ------------  --------------
         Massachusetts Intermediate Tax Exempt Bond
           Fund                                         $67,604,461  $ 2,321,655   $   (170,460)  $ 2,151,195
         Intermediate Tax Exempt Bond Fund              $92,170,984  $ 2,657,044   $   (255,270)  $ 2,401,774
         Small Cap Tax-Sensitive Equity Fund            $92,807,003  $10,686,656   $(15,103,379)  $(4,416,723)
         Tax-Sensitive Equity Fund                      $25,033,243  $ 4,755,158   $ (1,167,544)  $ 3,587,614

                     STANDISH, AYER & WOOD INVESTMENT TRUST

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(6)   FINANCIAL INSTRUMENTS:

      In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these investments are set forth more fully in the Fund's Prospectus and Statement of Additional Information.

      Since the Massachusetts Intermediate Tax Exempt Bond Fund may invest a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable general tax-exempt mutual fund.

      The Funds may trade the following financial instruments with off-balance sheet risk:

      FUTURES CONTRACTS

      The Funds may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements, the Funds deposit either in cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Funds each day, dependent on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by each Fund. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase a Fund's exposure to the underlying instrument, while selling futures tends to decrease a Fund's exposure to the underlying instrument or hedge other Fund investments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparties do not perform under the contracts terms. The Funds enter into financial futures transactions primarily to manage their exposure to certain markets and to changes in securities prices and, with respect to the Small Cap Tax-Sensitive Equity Fund and the Tax-Sensitive Equity Fund, to changes in foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts.

      At March 31, 2001, the Small Cap Tax-Sensitive Equity Fund had the following financial futures contracts:

                                                                                   UNDERLYING   NET UNREALIZED
                                                                                   FACE AMOUNT  APPRECIATION/
         CONTRACT                                       POSITION  EXPIRATION DATE   AT VALUE     DEPRECIATION

         -----------------------------------------------------------------------------------------------------
         Russell 2000 (12 Contracts)                       Long       06/14/2001   $2,723,400     $  12,780
         S&P 400 (8 Contracts)                             Long       06/15/2001    1,854,400      (170,680)
                                                                                                  ---------
                                                                                                  $(157,900)
                                                                                                  =========

      At March 31, 2001, the Tax-Sensitive Equity Fund had the following financial futures contracts:

                                                                   EXPIRATION   UNDERLYING FACE  UNREALIZED
         CONTRACT                                       POSITION      DATE      AMOUNT AT VALUE     GAIN

         --------------------------------------------------------------------------------------------------
         S&P 500 Futures (1 contract)                      Long      06/15/01     $  292,300     $ (20,960)

      At March 31, 2001, the Funds segregated sufficient cash and/or securities to cover margin requirements on open futures contacts.

(7)   DELAYED DELIVERY TRANSACTIONS:

      The Bond Funds may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. The Funds either segregate on their records, or instruct the custodian to segregate, securities having a value at least equal to the amount of the purchase commitment.

                     STANDISH, AYER & WOOD INVESTMENT TRUST

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      The Bond Funds may enter into to be announced ("TBA") purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 0.01% from the principal amount. The Bond Funds hold, and maintain until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the Bond Funds may enter into offsetting contracts for the forward sale of other securities they own. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Bond Funds' other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Investment security valuations" above.

      The Bond Funds may enter into TBA sale commitments to hedge their portfolio positions. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, an offsetting TBA purchase commitment deliverable is held as "cover" for the transaction.

      Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the Bond Funds as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Bond Funds realize a gain or loss. If the Bond Funds deliver securities under the commitment, the Bond Funds realize a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

      At March 31, 2001, the Intermediate Tax Exempt Bond Fund had the following delayed delivery transactions outstanding:

         TYPE                       SECURITY                       SETTLEMENT DATE  PAYABLE AMOUNT

         -----------------------------------------------------------------------------------------
         Buy   Harris County TX Toll Revenue FGIC NCL                    05/03/01     $1,076,533
               Kentucky Property & Buildings Commission Revenue
         Buy   FSA                                                       07/03/01      1,722,053
                                                                                      ----------
                                                                                      $2,798,586
                                                                                      ==========

      At March 31, 2001, the Massachusetts Intermediate Tax Exempt Bond Fund, the Small Cap Tax-Sensitive Equity Fund and the Tax-Sensitive Equity Fund were not parties to any delayed delivery transactions.

(8)   LINE OF CREDIT

      The Funds, other funds in the Trust and subtrusts in the Standish Ayer and Wood Master Portfolio (the "Portfolio Trust") are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate, up to $35 million. Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a commitment fee, computed at an annual rate of .065 of 1% on the daily unused portion of the facility, is allocated ratably among the participating portfolios/funds at the end of each quarter. For the six months ended March 31, 2001, the expense related to the commitment fee was $1,172, $1,390, $2,903 and $482 for the Massachusetts Intermediate Tax Exempt Bond Fund, the Intermediate Tax Exempt Bond Fund, the Small Cap Tax-Sensitive Equity Fund and the Tax-Sensitive Equity Fund, respectively.

      During the six months ended March 31, 2001 the funds had no borrowings under the credit facility.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                     STANDISH INTERNATIONAL SMALL CAP FUND

                      STATEMENT OF ASSETS AND LIABILITIES
                           MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investments, at value (Note 1A) (identified cost,
    $23,217,686)                                                 $22,632,905
  Foreign currency, at value (cost $11,202)                           11,043
  Receivable for investments sold                                    140,970
  Receivable for Fund shares sold                                      1,300
  Interest and dividends receivable                                   69,971
  Receivable for variation margin on open financial
    futures contracts (Note 6)                                           950
  Unrealized appreciation on forward foreign currency
    exchange contracts (Note 6)                                           54
  Tax reclaim receivable                                              21,717
  Prepaid expenses                                                    15,490
                                                                 -----------
    Total assets                                                  22,894,400
LIABILITIES
  Payable for investments purchased                     $93,270
  Payable for Fund shares redeemed                        2,000
  Unrealized depreciation on forward foreign currency
    exchange contracts (Note 6)                               5
  Distributions payable                                   9,990
  Accrued accounting, custody and transfer agent fees     8,578
  Accrued expenses and other liabilities                 12,042
                                                         ------
    Total liabilities                                                125,885
                                                                 -----------
NET ASSETS                                                       $22,768,515
                                                                 ===========
NET ASSETS CONSIST OF:
  Paid-in capital                                                $24,021,523
  Accumulated net realized loss                                     (720,575)
  Undistributed net investment income                                 47,713
  Net unrealized depreciation                                       (580,146)
                                                                 -----------
TOTAL NET ASSETS                                                 $22,768,515
                                                                 ===========
SHARES OF BENEFICIAL INTEREST OUTSTANDING                          2,461,701
                                                                 ===========
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
  PER SHARE
  (Net Assets/Shares outstanding)                                $      9.25
                                                                 ===========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                     STANDISH INTERNATIONAL SMALL CAP FUND

                            STATEMENT OF OPERATIONS
              FOR THE SIX MONTHS ENDED MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME
  Dividend income (net of foreign withholding taxes of
    $24,147)                                                        $   195,631
  Interest income                                                        19,225
                                                                    -----------
    Total investment income                                             214,856
EXPENSES
  Investment advisory fee (Note 2)                      $  103,831
  Accounting, custody, and transfer agent fees              82,407
  Legal and audit services                                  11,645
  Registration fees                                          8,726
  Insurance expense                                          2,542
  Trustees' fees and expenses (Note 2)                       1,528
  Miscellaneous                                              5,302
                                                        ----------
      Total expenses                                       215,981

Deduct:
  Waiver of investment advisory fee (Note 2)               (86,193)
                                                        ----------
    Net expenses                                                        129,788
                                                                    -----------
      Net investment income                                              85,068
                                                                    -----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized loss
    Investment security transactions                      (590,731)
    Financial futures contracts                           (106,285)
    Foreign currency transactions and forward foreign
      currency exchange contracts                          (23,559)
                                                        ----------
      Net realized loss                                                (720,575)
  Change in unrealized appreciation (depreciation)
    Investment securities                               (1,979,977)
    Financial futures contracts                              9,294
    Foreign currency and forward foreign currency
      exchange contracts                                    (3,197)
                                                        ----------
      Change in net unrealized appreciation
        (depreciation)                                               (1,973,880)
                                                                    -----------
    Net realized and unrealized loss                                 (2,694,455)
                                                                    -----------
NET DECREASE IN NET ASSETS FROM OPERATIONS                          $(2,609,387)
                                                                    ===========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                     STANDISH INTERNATIONAL SMALL CAP FUND

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                             FOR THE PERIOD
                                                                            FEBRUARY 1, 2000
                                                         SIX MONTHS ENDED   (COMMENCEMENT OF
                                                          MARCH 31, 2001     OPERATIONS) TO
                                                           (UNAUDITED)     SEPTEMBER 30, 2000
                                                         ----------------  ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS
  Net investment income                                    $    85,068        $   125,663
  Net realized gain (loss)                                    (720,575)           488,701
  Change in net unrealized appreciation (depreciation)      (1,973,880)           289,126
                                                           -----------        -----------
  Net increase (decrease) in net assets from investment
    operations                                              (2,609,387)           903,490
                                                           -----------        -----------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1G)
  From net investment income                                   (61,667)          (109,744)
  From net realized gains on investments                      (480,372)                --
                                                           -----------        -----------
  Total distributions to shareholders                         (542,039)          (109,744)
                                                           -----------        -----------
FUND SHARE (PRINCIPAL) TRANSACTIONS (NOTE 4)
  Proceeds from shares issued in reorganization of
    SIMCO International Small Cap Fund L.P.                         --         10,796,305
  Net proceeds from sale of shares                           9,513,349          5,746,065
  Value of shares issued to shareholders in payment of
    distributions declared                                     522,469             91,724
  Cost of shares redeemed                                   (1,207,621)          (336,096)
                                                           -----------        -----------
  Net increase in net assets from Fund share
    transactions                                             8,828,197         16,297,998
                                                           -----------        -----------
TOTAL INCREASE IN NET ASSETS                                 5,676,771         17,091,744
NET ASSETS
  At beginning of period                                    17,091,744                 --
                                                           -----------        -----------
  At end of period (including undistributed net
    investment income of
    $47,713 and $24,312)                                   $22,768,515        $17,091,744
                                                           ===========        ===========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                     STANDISH INTERNATIONAL SMALL CAP FUND

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                           SIX MONTHS           FOR THE PERIOD
                                                             ENDED             FEBRUARY 1, 2000
                                                         MARCH 31, 2001  (COMMENCEMENT OF OPERATIONS)
                                                          (UNAUDITED)       TO SEPTEMBER 30, 2000
                                                         --------------  ----------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $ 10.65                $ 10.00
                                                            -------                -------
FROM INVESTMENT OPERATIONS:
  Net investment income*                                       0.04(1)                0.09(1)
  Net realized and unrealized gain (loss) on
    investments                                               (1.17)                  0.63
                                                            -------                -------
Total from investment operations                              (1.13)                  0.72
                                                            -------                -------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                  (0.03)                 (0.07)
  From net realized gain on investments                       (0.24)                    --
                                                            -------                -------
Total distributions to shareholders                           (0.27)                 (0.07)
                                                            -------                -------
NET ASSET VALUE, END OF PERIOD                              $  9.25                $ 10.65
                                                            =======                =======
TOTAL RETURN+++                                              (10.80)%++               7.19%++
RATIOS/SUPPLEMENTAL DATA:
Expenses (to average daily net assets)*                        1.25%+                 1.25%+
Net Investment Income (to average daily net assets)*           0.82%+                 1.21%+
Portfolio Turnover                                               41%++                  70%++
Net Assets, End of Period (000's omitted)                   $22,769                $17,092

-----------------
* For the periods indicated, the investment adviser voluntarily agreed not to impose a portion of its investment advisory fee and/or reimbursed the Fund for a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and ratios would have been:

Net investment income per share                             $  0.00(1)(2)          $  0.01(1)
Ratios (to average daily net assets):
  Expenses                                                     2.08%+                 2.29%+
  Net investment income (loss)                                (0.01)%+                0.17%+

+     Computed on an annualized basis.
++    Not annualized.
+++   Total return would have been lower in the absence of expense waivers.
(1)   Calculated based on average shares outstanding.
(2)   Amount calculates to less than $0.01 per share.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                     STANDISH INTERNATIONAL SMALL CAP FUND
              SCHEDULE OF INVESTMENTS - MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        VALUE
SECURITY                                                    SHARES    (NOTE 1A)
--------------------------------------------------------------------------------

EQUITIES -- 96.9%
AUSTRALIA -- 2.1%
CSR Ltd.                                                     46,500  $   117,741
Commonwealth Property Office Unit                           170,000       85,925
Goldfields Ltd.                                              92,300       57,867
Santos Ltd.                                                  37,700      123,125
Suncorp-Metway Ltd.                                          16,900       91,826
                                                                     -----------
                                                                         476,484
                                                                     -----------
AUSTRIA -- 0.3%
Austria Tabakwerke AG                                         1,300       77,849
                                                                     -----------
BELGIUM -- 0.8%
Creyf's NV*                                                   4,000       89,444
Omega Pharma SA                                               2,700       84,761
                                                                     -----------
                                                                         174,205
                                                                     -----------
CANADA -- 5.5%
ATCO Ltd., Class I                                            5,400      171,233
Agrium, Inc.                                                 10,800      136,301
Biovail Corp.*                                                2,600       95,637
Bonavista Petroleum Ltd.*                                     6,200      119,926
C-Mac Industries, Inc.*                                       1,900       38,800
G.T.C. Transcontinental Group Ltd., Class A                   9,100      104,574
Gildan Activewear, Inc.*                                      5,400       99,281
Industrial Alliance Life                                      5,800      130,581
Metro Inc., Class A                                           9,600      139,970
Open Text Corp.*                                              5,600      109,208
Teknion Corp.*                                                9,980       98,104
                                                                     -----------
                                                                       1,243,615
                                                                     -----------
DENMARK -- 0.8%
Danske Traelast                                               1,260       94,730
Jyske Bank A/S*                                               4,800       95,858
                                                                     -----------
                                                                         190,588
                                                                     -----------
FINLAND -- 2.0%
Amer-Yhthymae Oyj, Class A                                    3,800       83,972
Elcoteq Network Corp.                                         4,800       33,126
Elisa Communications Oyj                                      1,400       18,906
Kemira Oyj                                                   20,300      113,037
Kone Corp., Class B                                           1,900      119,127
Partedk Oyj ABP                                               8,800       83,341
                                                                     -----------
                                                                         451,509
                                                                     -----------
FRANCE -- 8.8%
A Novo                                                          501       71,391
AGF Assurances Generale de France                             1,700       99,581
Beneteau                                                      1,460      128,027

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                     STANDISH INTERNATIONAL SMALL CAP FUND
              SCHEDULE OF INVESTMENTS - MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------



                                                                        VALUE
SECURITY                                                    SHARES    (NOTE 1A)
--------------------------------------------------------------------------------

FRANCE (CONTINUED)
CNP Assurances                                                4,150  $   135,012
Cerep SA*                                                       780       56,839
Chargeurs SA                                                  1,300       94,275
Entrelec                                                      1,600       63,137
Euler SA*                                                     2,100       99,993
Global Graphics*                                              2,750       51,847
Hermes International                                            600       77,343
Marionnaud Parfumeries*                                         880       96,690
Peugeot SA FF35                                                 430      108,218
Picogiga*                                                     3,100       54,776
Publicis Groupe SA                                            3,200       96,810
Radiall SA                                                      290       22,124
Remy Cointreau                                                4,750      136,413
Rhodia SA                                                     5,200       63,975
Seche Environment                                             1,100       95,977
Societe Air France                                            6,800      115,681
Spir Communications                                           1,700      126,712
Usinor Sacilor                                                5,200       63,382
Vallourec SA                                                  2,700      153,659
                                                                     -----------
                                                                       2,011,862
                                                                     -----------
GERMANY -- 6.3%
Aachener und Muenchner Lebensversicherung AG                    900       90,759
Altana AG                                                       940      111,279
Beiersdorf                                                    1,580      163,489
DBV - Winterhur Holding*                                      3,370      119,979
Douglas Holding AG                                            2,400       81,657
Hannover Rueckversicherungs AG                                1,400      103,983
Heidelberger Druckmaschinen Ordinary Shares                   1,960      113,419
Heidelberger Zement AG                                        1,200       65,241
Hugo Boss AG Preferred Stock                                    710      217,287
K & S Corp.                                                   5,600       94,530
Kontron Embedded Computers*                                   1,400       60,033
Pfeiffer Vacum Technology AG                                  2,700       99,204
Rhoen-Klinikum AG -Vorzugsakt Preferred Stock                 2,160      113,646
                                                                     -----------
                                                                       1,434,506
                                                                     -----------
GREECE -- 0.3%
Aegek SA                                                     19,200       76,101
                                                                     -----------
HONG KONG -- 1.7%
Ka Wah Bank                                                 423,000      120,659
Kingboard Chemicals Holdings                                256,000      121,431
Oriental Press Group Ltd.                                 1,024,000      139,154
                                                                     -----------
                                                                         381,244
                                                                     -----------

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                     STANDISH INTERNATIONAL SMALL CAP FUND
              SCHEDULE OF INVESTMENTS - MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        VALUE
SECURITY                                                    SHARES    (NOTE 1A)
--------------------------------------------------------------------------------

IRELAND -- 0.8%
Heiton Holdings PLC                                          24,300  $    69,253
Jurys Doyle Hotel Group PLC                                  15,200      103,299
                                                                     -----------
                                                                         172,552
                                                                     -----------
ITALY -- 3.5%
Banca Popolare di Verona                                      9,500       96,051
Buzzi Unicem Spa                                             16,400      136,880
Compagnia Assicuratice Unipol Spa Preferred
  Stock                                                      32,800       50,679
ERG Spa                                                      25,100       85,818
Milano Assicurazioni Spa                                     23,500       78,513
Parmalat Finanziaria Spa                                    102,900      144,192
Recordati Spa                                                 9,600       94,705
Safilo                                                       11,400      107,394
                                                                     -----------
                                                                         794,232
                                                                     -----------
JAPAN -- 20.4%
Aeon Credit Service                                           2,500      121,966
Anritsu Corp.                                                 5,000       83,294
Arrk Corp.                                                    2,000       72,029
Asahi Denka Kogyo KK                                         30,000      190,385
Asian Industry Co.                                           16,000      103,570
CKD Corp.                                                    19,000      100,984
Daicel Chem Industries Ltd.                                  46,000      131,366
Daisyo Corp.                                                 11,000      108,464
Eneserve Corp.*                                               4,000      143,106
Fujitsu Devices, Inc.                                         5,000       52,356
Geomatec Co. Ltd.                                             6,500      103,125
Glory Ltd.                                                    8,000      118,674
Hisamitsu Pharmaceutical Co., Inc.                            9,000      142,504
Hogy Medical Co.                                              1,700       82,262
Hokuetsu Paper Mills Ltd.                                    18,000       90,671
Japan Aviation Electronics Industry Ltd.                     18,000       90,243
Katokichi Co. Ltd.                                            5,500      122,600
Koito Manufacturing Co. Ltd.                                 32,000      116,770
Kojima Co. Ltd.                                               3,400       60,550
Meitec Corp.                                                  3,000      105,902
Meiwa Estate Co. Ltd.                                         5,300       81,985
Ministop Co. Ltd.                                             5,600       84,404
Mitisui O.S.K. Lines Ltd.                                    72,000      137,078
Mycal Card, Inc.                                              6,900      197,049
Net One Systems Co. Ltd.                                          7      144,376
Nifco                                                        11,000      101,396
Nippon Paint Co. Ltd.                                        37,000      113,002
Nippon Thompson Co. Ltd.                                     17,000      132,834
Q.P. Corp.                                                   16,000      134,793
San-in Godo Bank Ltd.                                        26,000      118,801
Sanki Engineering                                            35,000      147,430
Shimachu Co. Ltd.                                            13,500      189,553
Shinko Electric Ind.                                          5,000      107,092

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                     STANDISH INTERNATIONAL SMALL CAP FUND
              SCHEDULE OF INVESTMENTS - MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        VALUE
SECURITY                                                    SHARES    (NOTE 1A)
--------------------------------------------------------------------------------

JAPAN (CONTINUED)
Showa Corp.                                                  24,000  $   127,558
Sumitomo Metal Industries                                    32,000      121,593
Takuma Co.                                                   22,000      143,630
The Higo Bank Ltd.                                           24,000       75,393
Tokyo Denpa Co. Ltd.                                          3,200       66,508
Torii Pharmaceutical Co. Ltd.                                 4,700       82,024
Xebio Co. Ltd.                                                6,000       61,399
Yakult Honsha                                                13,000      143,344
                                                                     -----------
                                                                       4,652,063
                                                                     -----------
NETHERLANDS -- 5.9%
DSM NV                                                        2,900      100,703
Elsevier NV                                                   5,600       71,990
Equant NV*                                                    2,900       70,314
Geveke NV                                                     2,590       99,250
Grontmij                                                      2,700       92,693
Heijmans CVA                                                  4,700       95,205
Koninklijke Boskalis Westminster NV                           5,100      120,749
Koninklijke Wessanen NV                                      12,000      136,796
Royal Vendex International KBB NV                             4,400       67,521
Teleplan International NV*                                    2,700       66,767
Unique International NV                                       5,400       98,020
Unit 4*                                                       2,000       70,152
Van Der Moolen Holdings                                       2,660      245,968
                                                                     -----------
                                                                       1,336,128
                                                                     -----------
NEW ZEALAND -- 0.4%
Sky City Ltd.                                                21,900       82,031
                                                                     -----------
NORWAY -- 1.0%
Gjensidige NOR Sparebank                                      6,650      181,187
Norske Skogindustrier ASA                                     3,600       50,220
                                                                     -----------
                                                                         231,407
                                                                     -----------
PORTUGAL -- 0.3%
Banco Espirito Santo                                          4,100       60,401
                                                                     -----------
SINGAPORE -- 0.3%
Elec & Eltek International Co. Ltd.                          31,000       78,120
                                                                     -----------
SPAIN -- 2.8%
Aguas de Barcelona                                            6,600       91,154
Aumar Ordinary Shares                                         3,800       65,978
Grupo Empresarial Ence SA                                     4,100       66,513
NH Hoteles SA                                                12,200      149,561
Red Electrica de Espana                                      15,500      139,997
Vallehermoso SA                                              18,000      130,851
                                                                     -----------
                                                                         644,054
                                                                     -----------

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                     STANDISH INTERNATIONAL SMALL CAP FUND
              SCHEDULE OF INVESTMENTS - MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        VALUE
SECURITY                                                    SHARES    (NOTE 1A)
--------------------------------------------------------------------------------

SWEDEN -- 1.7%
Castellum AB                                                 12,900  $   123,729
Getinge Indutrier AB B Shares                                 7,100      101,467
Holmen AB B Shares                                            4,500       77,690
Munters AB                                                    6,000       86,323
                                                                     -----------
                                                                         389,209
                                                                     -----------
SWITZERLAND -- 6.1%
Galenica Holding AG Registered B                                165      123,163
Grands Magasins Jelmoli SA                                       97      130,885
Gurit-Heberlein AG                                              171      154,053
Helvetia Patria Holding Registered Shares                       223      204,869
Hilti AG-PC                                                     189      148,674
Julius Baer Holdings                                             39      173,547
Kuehne & Nagel International AG Registered
  Shares                                                        180       89,504
Kuoni Reisen Holding Registered Shares                          290      124,885
Logitech International*                                         506      115,634
Phonak Holding AG Registered Shares                              21       62,339
Zehnder Holding AG Registered B                                 110       62,529
                                                                     -----------
                                                                       1,390,082
                                                                     -----------
UNITED KINGDOM -- 25.1%
Abacus Polar PLC                                             44,600      162,522
Aberdeen Asset Management PLC                                14,700       92,127
Aggreko PLC                                                  28,500      176,390
Alliance Unichem PLC                                         17,900      146,064
Arcadia Group PLC*                                           53,600      130,719
Bioglan Pharma PLC                                           12,700       98,140
Bunzl PLC                                                    11,400       68,859
Cairn Energy PLC*                                            59,600      226,056
Cedar Group PLC*                                             34,000       87,981
Cobham PLC                                                   13,100      215,000
Countryside Properties PLC                                   59,500      153,966
Crest Nicholson PLC                                          43,500      135,076
Debenhams PLC                                                43,500      237,154
Enterprise Inns PLC                                          15,000       99,161
Enterprise Oil PLC Ordinary Shares                           18,300      146,863
Eurocamp PLC                                                 21,900       94,941
Fairey Group PLC                                             18,200      125,545
Gallaher Group PLC                                           18,600      113,404
Horizon Technology Group*                                    11,300       39,636
Johnson Matthey PLC                                          13,400      181,449
Johnston Press PLC                                           39,600      197,644
Kelda Group PLC                                              30,000      148,454
Lavendon Group PLC                                           20,200      137,623
Lonmin PLC                                                    9,700      119,657
McAlpine Ordinary Shares                                     28,500      124,867
McCarthy & Stone PLC                                         39,400      156,562
Meggitt PLC                                                  33,600      114,339
Morse Holdings PLC                                           20,000      110,596

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                     STANDISH INTERNATIONAL SMALL CAP FUND
              SCHEDULE OF INVESTMENTS - MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------



                                                                        VALUE
SECURITY                                                    SHARES    (NOTE 1A)
--------------------------------------------------------------------------------

UNITED KINGDOM (CONTINUED)
National Express Group PLC                                   15,600  $   193,543
Northern Foods PLC                                           88,700      161,297
Northern Rock PLC                                            33,500      240,823
Pilkington PLC                                               92,100      138,424
RM PLC                                                       13,900       82,580
Safeway PLC                                                  44,100      205,253
Signet Group PLC                                            146,400      143,160
Singer & Friedlander PLC                                     52,800      186,040
Taylor Woodrow PLC                                           40,300      113,711
Ultra Electronics Holdings PLC                               13,100       74,669
Victrex PLC                                                  20,200      111,344
WSP Group PLC                                                16,200      106,351
Wimpey (George) PLC                                          39,700      105,826
                                                                     -----------
                                                                       5,703,816
                                                                     -----------
TOTAL EQUITIES (COST $22,636,830)                                     22,052,058
                                                                     -----------

                                                             PAR
                                      RATE     MATURITY     VALUE
                                     -------  ----------  ---------

SHORT-TERM INVESTMENTS -- 2.5%
U.S. GOVERNMENT AGENCY -- 0.2%
FNMA Discount Note+++                  4.530% 06/21/2001  $  50,000       49,475
                                                                     -----------

REPURCHASE AGREEMENTS -- 2.3%
Tri-party repurchase agreement dated 03/30/01 with Salomon Smith
Barney, Inc. and Investors Bank and Trust Company, due 04/02/01,
with a maturity value of $49,493 and an effective yield of 4.37%, collateralized by a U.S. Government Obligation with a rate of
8.75%, a maturity date of 05/15/17 and a market value of $553,764.       531,372
                                                                     -----------
TOTAL SHORT-TERM INVESTMENTS (COST $580,856)                             580,847
                                                                     -----------

INVESTMENTS -- 99.4% (COST  $23,217,686)                           $  22,632,905
OTHER ASSETS, LESS LIABILITIES -- 0.6%                                   135,610
                                                                     -----------
NET ASSETS -- 100.0%                                                 $22,768,515
                                                                     ===========

NOTES TO SCHEDULE OF INVESTMENTS:

FNMA - Federal National Mortgage Association

*     Non-income producing security.
=/=   Rate noted is yield to maturity.
+     Denotes all or part of security segregated as collateral.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                     STANDISH INTERNATIONAL SMALL CAP FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)   SIGNIFICANT ACCOUNTING POLICIES:

      Standish, Ayer & Wood Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish International Small Cap Fund (the "Fund") is a separate diversified investment series of the Trust.

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      A. INVESTMENT SECURITY VALUATIONS

      Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are primarily traded. Market quotations are not considered to be readily available for certain debt obligations; such investments are stated at fair value on the basis of valuations furnished by a pricing service or dealers, approved by the Trustees, which determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and variable relationships between securities that are generally recognized by institutional traders. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.

      Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Fund are valued at amortized cost, which approximates market value. If the Fund acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized value based upon the value on such date unless the trustees determine during such sixty-day period that amortized value does not represent fair value.

      B. REPURCHASE AGREEMENTS

      It is the policy of the Fund to require the custodian bank to take possession of, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Collateral for certain tri-party repurchase agreements is held at the custodian in a segregated account for the benefit of the Fund and the counterparty. Additionally, procedures have been established by the Fund to monitor on a daily basis, the market value and accrued interest of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

      C. SECURITIES TRANSACTIONS AND INCOME

      Securities transactions are recorded as of the trade date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount on long-term debt securities when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts usually received or paid.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                     STANDISH INTERNATIONAL SMALL CAP FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      D. FEDERAL TAXES

      As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year.

      E. FOREIGN CURRENCY TRANSACTIONS

      Investment security valuations, other assets, and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon current currency exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

      Section 988 of the Internal Revenue Code provides that gains or losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss. For financial statement purposes, such amounts are included in net realized gains or losses.

      F. INVESTMENT RISK

      There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

      G. DISTRIBUTIONS TO SHAREHOLDERS

      Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless the shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions.

      Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications among paid in capital, undistributed net investment income and accumulated net realized gain
      (loss). Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

      H. EXPENSES

      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

(2)   INVESTMENT ADVISORY FEE:

      The investment advisory fee paid to Standish Ayer & Wood, Inc. ("SA&W") for overall investment advisory, administrative services, and general office facilities, is paid monthly at the annual rate of 1.00% of the Fund's average daily net assets. SA&W voluntarily agreed to limit the Fund's total operating expenses (excluding litigation, indemnification and other extraordinary expenses) to 1.25% of the Fund's average daily net assets. Prior to October 31,

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                     STANDISH INTERNATIONAL SMALL CAP FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      2000, Standish International Management Company, L.L.C. ("SIMCO"), a wholly-owned subsidiary of SA&W, provided investment advisory and administrative services and was paid monthly at the annual rate of 1.00% of the Fund's average daily net assets. SIMCO voluntarily agreed to limit the total Fund operating expenses (excluding litigation, indemnification and other extraordinary expenses) to 1.25% of the Fund's average daily net assets. Pursuant to these agreements, for the six months ended March 31, 2001, SA&W and SIMCO voluntarily did not impose $86,193 of its investment advisory fees. These agreements are voluntary and temporary and may be discontinued or revised by SA&W at any time. No director, officer or employee of SA&W or its affiliates receives any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of SA&W or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

(3)   PURCHASES AND SALES OF INVESTMENTS:

      Purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended March 31, 2001 were $16,009,043 and $8,341,333, respectively. For the six months ended March 31, 2001, the Fund did not purchase or sell any U.S. Government securities.

(4)   SHARES OF BENEFICIAL INTEREST:

      The Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                                                         FOR THE PERIOD
                                                                                        FEBRUARY 1, 2000
                                                                  SIX MONTHS ENDED      (COMMENCEMENT OF
                                                                   MARCH 31, 2001         OPERATIONS)
                                                                    (UNAUDITED)      TO SEPTEMBER 30, 2000
                                                                  ----------------  ------------------------
         Shares issued in reorganization of SIMCO International
           Small Cap Fund L.P.                                                --             1,079,631
         Shares sold                                                     922,702               548,080
         Shares issued to shareholders in payment of
           distributions declared                                         51,649                 8,454
         Shares redeemed                                                (117,524)              (31,291)
                                                                    ------------          ------------
         Net increase                                                    856,827             1,604,874
                                                                    ============          ============

      The Fund commenced operations with an initial tax-free contribution of assets and liabilities, including securities-in-kind from SIMCO International Small Cap Fund L.P. (the "Partnership"). On the date of contribution, the Partnership had net assets of $10,796,305 including unrealized appreciation of $1,104,608.

      At March 31, 2001, two shareholders held of record approximately 15% and 14% of the total outstanding shares of the Fund, respectively. Investment activity of these shareholders could have a material impact on the Fund.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                     STANDISH INTERNATIONAL SMALL CAP FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(5)   FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES:

      The cost and unrealized appreciation (depreciation) in value of the investment securities owned at March 31, 2001, as computed on a federal income tax basis, were as follows:

         Aggregate Cost                                             $23,217,686
                                                                    ===========
         Gross unrealized appreciation                                1,528,376
         Gross unrealized depreciation                               (2,113,157)
                                                                    -----------
         Net unrealized depreciation                                $  (584,781)
                                                                    ===========

(6)   FINANCIAL INSTRUMENTS:

      In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these instruments are set forth more fully in the Fund's Prospectus and Statement of Additional Information.

      The Fund trades the following instruments with off-balance sheet risk:

      OPTIONS

      Call and put options give the holder the right to purchase or sell a security or currency or enter into a swap arrangement on a future date at a specified price. The Fund may use options to seek to hedge against risks of market exposure and changes in securities prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. Options, both held and written by the Fund, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased options is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contract or if the counterparty does not perform under the contract's terms.

      Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Fund is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

      Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by the dealers.

      The Fund entered into no such transactions during the six months ended March 31, 2001.

      FORWARD CURRENCY EXCHANGE CONTRACTS

      The Fund may enter into forward foreign currency and cross currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The forward foreign currency and cross

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                     STANDISH INTERNATIONAL SMALL CAP FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      currency exchange contracts are marked to market using the forward foreign currency rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or upon the closing of the contract. Forward currency exchange contracts are used by the Fund primarily to protect the value of the Fund's foreign securities from adverse currency movements. Unrealized appreciation and depreciation of forward currency exchange contracts is included in the Statement of Assets and Liabilities.

      At March 31, 2001, the Fund held the following forward foreign currency exchange contracts:

      FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                                   LOCAL PRINCIPAL    CONTRACT        MARKET      AGGREGATE    UNREALIZED
         CONTRACTS TO DELIVER                          AMOUNT        VALUE DATE       VALUE      FACE AMOUNT   GAIN/(LOSS)

         -----------------------------------------------------------------------------------------------------------------
         Japanese Yen                                  4,437,709     04/02/2001    $     35,219  $   35,273     $     54
         Swedish Krona                                    21,505     04/03/2001           2,063       2,058           (5)
                                                                                   ------------  ------------   --------
         TOTAL                                                                     $     37,282  $   37,331     $     49
                                                                                   ============  ============   ========

      FUTURES CONTRACTS

      The Fund may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to the margin requirements, the Fund deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Fund's exposure to the underlying instrument, while selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparties do not perform under the contract's terms. The Fund enters into financial futures transactions primarily to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

      At March 31, 2001, the Fund held the following financial futures contracts:

                                                                                   UNDERLYING FACE
         CONTRACT                                       POSITION  EXPIRATION DATE  AMOUNT AT VALUE  UNREALIZED GAIN/(LOSS)

         -----------------------------------------------------------------------------------------------------------------
         Topix Futures (2 contracts)                       Long      06/01/01          $12,376             $ 9,454
         MSCI (14 contracts)                               Long      06/01/01           20,332                (160)
                                                                                                           -------
                                                                                                           $ 9,294
                                                                                                           =======

      At March 31, 2001, the Fund had segregated sufficient cash and/or securities to cover margin requirements on open futures contracts.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                       STANDISH INTERNATIONAL EQUITY FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                           MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investments, at value (Note 1A) (identified cost,
    $38,532,905)                                                    $38,485,201
  Cash                                                                  425,698
  Foreign currency, at value (cost $16,629)                              16,504
  Receivable for investments sold                                     1,036,950
  Receivable for Fund shares sold                                           200
  Interest and dividends receivable                                      95,582
  Unrealized appreciation on forward foreign currency
    exchange contracts (Note 6)                                          20,212
  Tax reclaim receivable                                                 52,713
  Prepaid expenses                                                       15,273
                                                                    -----------
    Total assets                                                     40,148,333

LIABILITIES
  Payable for investments purchased                     $1,042,260
  Payable for variation margin on open financial
    futures contracts (Note 6)                               7,019
  Unrealized depreciation on forward foreign currency
    exchange contracts (Note 6)                             74,918
  Accrued accounting, custody and transfer agent fees       15,823
  Accrued expenses and other liabilities                    16,259
                                                        ----------
    Total liabilities                                                 1,156,279
                                                                    -----------
NET ASSETS                                                          $38,992,054
                                                                    ===========
NET ASSETS CONSIST OF:
  Paid-in capital                                                   $40,383,067
  Accumulated net realized loss                                      (1,358,379)
  Undistributed net investment income                                    47,189
  Net unrealized depreciation                                           (79,823)
                                                                    -----------
TOTAL NET ASSETS                                                    $38,992,054
                                                                    ===========
SHARES OF BENEFICIAL INTEREST OUTSTANDING                             1,924,764
                                                                    ===========
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
  PER SHARE
  (Net Assets/Shares outstanding)                                   $     20.26
                                                                    ===========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                       STANDISH INTERNATIONAL EQUITY FUND

                             STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME
  Dividend income (net of foreign withholding taxes of
    $28,449)                                                        $   222,768
  Interest income                                                        36,958
                                                                    -----------
    Total investment income                                             259,726
EXPENSES
  Investment advisory fee (Note 2)                     $   153,482
  Accounting, custody, and transfer agent fees              78,856
  Legal and audit services                                  19,465
  Registration fees                                          3,331
  Insurance expense                                          3,086
  Trustees' fees and expenses (Note 2)                       1,967
  Miscellaneous                                              5,103
                                                       -----------
      Total expenses                                       265,290

Deduct:
  Waiver of investment advisory fee (Note 2)               (73,437)
                                                       -----------
    Net expenses                                                        191,853
                                                                    -----------
      Net investment income                                              67,873
                                                                    -----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized loss
    Investment security transactions                    (1,026,735)
    Financial futures contracts                           (271,269)
    Foreign currency transactions and forward
      foreign currency exchange contracts                  (47,579)
                                                       -----------
      Net realized loss                                              (1,345,583)
  Change in unrealized appreciation (depreciation)
    Investment securities                               (1,944,269)
    Financial futures contracts                             60,535
    Foreign currency and forward foreign currency
      exchange contracts                                   (72,174)
                                                       -----------
      Change in net unrealized appreciation
        (depreciation)                                               (1,955,908)
                                                                    -----------
    Net realized and unrealized loss                                 (3,301,491)
                                                                    -----------
NET DECREASE IN NET ASSETS FROM OPERATIONS                          $(3,233,618)
                                                                    ===========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                       STANDISH INTERNATIONAL EQUITY FUND

                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                            SIX MONTHS ENDED
                                                             MARCH 31, 2001          YEAR ENDED
                                                              (UNAUDITED)        SEPTEMBER 30, 2000
                                                            ----------------     ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS
  Net investment income                                       $    67,873           $   406,559
  Net realized gain (loss)                                     (1,345,583)            2,602,017
  Change in net unrealized appreciation (depreciation)         (1,955,908)             (144,432)
                                                              -----------           -----------
  Net increase (decrease) in net assets from investment
    operations                                                 (3,233,618)            2,864,144
                                                              -----------           -----------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1G)
  From net investment income                                     (189,286)             (723,326)
  From net realized gains on investments                       (2,156,915)           (2,551,831)
                                                              -----------           -----------
  Total distributions to shareholders                          (2,346,201)           (3,275,157)
                                                              -----------           -----------
FUND SHARE (PRINCIPAL) TRANSACTIONS (NOTE 4)
  Net proceeds from sale of shares                              6,564,800             3,622,701
  Value of shares issued to shareholders in payment of
    distributions declared                                      2,245,998             2,870,889
  Cost of shares redeemed                                      (3,468,759)           (5,871,177)
                                                              -----------           -----------
  Net increase in net assets from Fund share
    transactions                                                5,342,039               622,413
                                                              -----------           -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                          (237,780)              211,400
NET ASSETS
  At beginning of period                                       39,229,834            39,018,434
                                                              -----------           -----------
  At end of period (including undistributed net
    investment income of $47,189 and $168,602)                $38,992,054           $39,229,834
                                                              ===========           ===========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                       STANDISH INTERNATIONAL EQUITY FUND

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                            SIX MONTHS                                         NINE MONTHS        YEAR ENDED
                                              ENDED            YEAR ENDED SEPTEMBER 30,           ENDED          DECEMBER 31,
                                          MARCH 31, 2001  ----------------------------------  SEPTEMBER 30,  --------------------
                                           (UNAUDITED)       2000        1999        1998         1997         1996       1995
                                          --------------  ----------  ----------  ----------  -------------  ---------  ---------
NET ASSET VALUE, BEGINNING OF PERIOD         $ 23.45       $ 23.77     $ 20.17     $ 23.57       $ 23.25      $ 23.54    $ 23.12
                                             -------       -------     -------     -------       -------      -------    -------
FROM INVESTMENT OPERATIONS:
  Net investment income*                        0.04(1)       0.24(1)     0.27(1)     0.32          0.39         0.47       0.04
  Net realized and unrealized gain
    (loss) on investments                      (1.78)         1.42        3.98       (1.17)         1.44         1.28       0.45
                                             -------       -------     -------     -------       -------      -------    -------
Total from investment operations               (1.74)         1.66        4.25       (0.85)         1.83         1.75       0.49
                                             -------       -------     -------     -------       -------      -------    -------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                   (0.12)        (0.43)      (0.33)      (0.31)        (0.30)       (0.51)        --
  From net realized gain on investments        (1.33)        (1.55)      (0.32)      (2.24)        (1.21)       (1.53)     (0.07)
                                             -------       -------     -------     -------       -------      -------    -------
Total distributions to shareholders            (1.45)        (1.98)      (0.65)      (2.55)        (1.51)       (2.04)     (0.07)
                                             -------       -------     -------     -------       -------      -------    -------
NET ASSET VALUE, END OF PERIOD               $ 20.26       $ 23.45     $ 23.77     $ 20.17       $ 23.57      $ 23.25    $ 23.54
                                             =======       =======     =======     =======       =======      =======    =======
TOTAL RETURN+++                                (7.86)%++      7.07%      21.26%      (2.92)%        7.65%++      7.44%      2.14%
RATIOS/SUPPLEMENTAL DATA:
  Expenses (to average daily net
    assets)*                                    1.00%+        1.00%       1.00%       1.00%         0.84%+       0.50%      1.22%
  Net Investment Income (to average
    daily net assets)*                          0.35%+        0.98%       1.20%       1.30%         1.78%+       1.80%      1.76%
  Portfolio Turnover                              41%++        112%        195%        206%          155%++       163%       108%
  Net Assets, End of Period (000's
    omitted)                                 $38,992       $39,230     $39,018     $36,816       $49,497      $47,739    $59,473

----------
*     For the periods indicated, the investment adviser voluntary agreed not to impose a portion of its investment advisory fee and/or reimbursed the Fund for a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:

Net investment income per share              $  0.00(1)(2)  $ 0.15(1)  $  0.18(1)  $  0.22       $  0.29      $  0.27        N/A

Ratios (to average daily net assets):
  Expenses                                      1.38%+        1.36%       1.41%       1.42%         1.42%+       1.29%       N/A
  Net investment income (loss)                 (0.03)%+       0.62%       0.79%       0.88%         1.20%+       1.01%       N/A

+    Computed on an annualized basis.
++   Not annualized.
+++  Total return would have been lower in the absence of expense waivers.
(1)  Calculated based on average shares outstanding.
(2)  Amount calculates to less than $0.01 per share.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                       STANDISH INTERNATIONAL EQUITY FUND

              SCHEDULE OF INVESTMENTS - MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        VALUE
SECURITY                                                  SHARES      (NOTE 1A)
--------------------------------------------------------------------------------

EQUITIES -- 93.3%
AUSTRALIA -- 2.2%
Broken Hill Proprietary                                    13,700    $   130,501
Coca-Cola Amatil Ltd.                                      89,000        203,294
National Australia Bank Ltd.                               19,300        268,262
Santos Ltd.                                                80,200        261,927
                                                                     -----------
                                                                         863,984
                                                                     -----------
AUSTRIA -- 1.0%
Boehler-Uddeholm AG                                         2,700         99,251
Flughafen Wien AG                                           5,300        176,143
OMV AG                                                      1,500        117,066
                                                                     -----------
                                                                         392,460
                                                                     -----------
BELGIUM -- 1.7%
Electrabel SA                                                 850        182,614
Fortis B                                                    8,100        211,311
Union Miniere SA                                            6,600        252,858
                                                                     -----------
                                                                         646,783
                                                                     -----------
DENMARK -- 1.2%
East Asiatic Co. Ltd. A/S*                                  6,300        118,783
H. Lundbeck A/S                                             5,840        135,836
SAS Danmark A/S                                            10,200        103,646
Tele Danmark Ordinary Shares                                3,500        121,907
                                                                     -----------
                                                                         480,172
                                                                     -----------
FINLAND -- 1.0%
Amer-Yhthymae Oyj, Class A                                  8,100        178,993
Sampo Insurance Co., Class A                                2,200        104,176
UPM-Kymmeme Oyj                                             4,000        112,243
                                                                     -----------
                                                                         395,412
                                                                     -----------
FRANCE -- 8.9%
Banque National de Paris                                    6,050        505,590
Peugeot SA FF35                                             2,100        528,508
Remy Cointreau                                             10,200        292,928
ST Microelectronics NV                                      8,810        305,157
Sanofi-Synthelabo SA                                        6,900        382,399
Societe Air France                                         14,900        253,477
Societe Generale, Class A Frf 30                           10,200        626,107
Suez Lyonnaise des Eaux SA                                  1,100        161,086
Total SA Series B                                           2,965        399,101
                                                                     -----------
                                                                       3,454,353
                                                                     -----------
GERMANY -- 6.9%
Altana AG                                                   1,740        205,984
Bayerische Hypo Vereinsbank Ordinary Shares                 2,200        118,066

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                       STANDISH INTERNATIONAL EQUITY FUND

              SCHEDULE OF INVESTMENTS - MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        VALUE
SECURITY                                                  SHARES      (NOTE 1A)
--------------------------------------------------------------------------------

GERMANY (CONTINUED)
Bayerische Motoren Werke AG                                13,200    $   405,128
Bewag Aktiengesellschaft                                   30,100        343,395
Buderus AG                                                  7,200        141,931
DBV - Winterhur Holding*                                    7,200        256,335
Deutsche Bank AG Registered Shares                          3,800        288,237
Epcos                                                       1,900        108,131
GEHE AG                                                     7,400        264,105
Jenoptik AG                                                 5,300        120,372
M.A.N. AG Dm50                                              5,600        134,552
Software AG Registered Shares*                              1,800         98,178
Veba AG                                                     2,100         98,980
Volkswagon AG                                               2,450        111,567
                                                                     -----------
                                                                       2,694,961
                                                                     -----------
HONG KONG -- 1.1%
China Telecom*                                             25,000        109,932
Legend Holdings Ltd.                                      218,000        148,122
Regal Hotel International*                                    800             23
Wing Lung Bank Ltd.                                        37,000        157,481
                                                                     -----------
                                                                         415,558
                                                                     -----------
IRELAND -- 1.3%
Bank of Ireland                                            29,700        245,073
DCC PLC                                                    11,300        104,540
Jurys Doyle Hotel Group PLC                                24,400        165,822
                                                                     -----------
                                                                         515,435
                                                                     -----------
ITALY -- 4.3%
Buzzi Unicem Spa                                           24,000        200,312
Credito Italiano Ordinary Shares                           25,000        107,201
ENI Spa                                                    81,900        531,454
Fondiaria La Assicurazioni Spa                             53,300        260,335
Marzotto Spa                                               15,000        182,834
Parmalat Finanziaria Spa                                  196,200        274,932
Safilo                                                     12,900        121,525
                                                                     -----------
                                                                       1,678,593
                                                                     -----------
JAPAN -- 23.1%
Amada Co. Ltd.                                             23,000        125,892
Canon, Inc.                                                 9,000        324,845
Dai Nippon Ink & Chemical, Inc.                            16,000        216,659
Dai Nippon Screen Manufacturing Co. Ltd.                   27,000        113,946
Daimaru, Inc.                                              51,000        165,469
Daito Trust Construction Ordinary Shares                   29,000        441,694
Fast Retailing Co. Ltd.                                       800        132,001
Fuji Photo Film Co. Ltd.                                    8,000        294,463
Japan Airlines Co. Ltd.                                    36,000        135,364
Kaken Pharmaceutical Co. Ltd.                              33,000        251,571
Katokichi Co. Ltd.                                          4,000         89,164

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                       STANDISH INTERNATIONAL EQUITY FUND

              SCHEDULE OF INVESTMENTS - MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        VALUE
SECURITY                                                  SHARES      (NOTE 1A)
--------------------------------------------------------------------------------

JAPAN (CONTINUED)
Kyocera Corp.                                               2,000    $   180,708
Mitisui O.S.K. Lines Ltd.                                  69,000        131,366
Mitsubishi Motor Corp.                                     36,000        237,887
Mitsui Fudosan Co. Ltd.                                    39,000        373,417
Mitsui Marine & Fire Insurance Co. Ltd.                    22,000        118,848
Nippon Meat Packers, Inc.                                  15,000        164,326
Nippon Shinpan Co. Ordinary Shares*                       125,000        227,074
Nippon Telegraph and Telephone Corp.                           71        450,579
Nissan Motor Co. Ltd.*                                    118,000        739,489
Ricoh Corp. Ltd.                                           24,000        432,175
Sanyo Electric Co. Ltd.                                    93,000        563,636
Sanyo Shinpan Finance Co. Ltd.                              7,700        290,140
Shikoku Electric Power                                      7,700        105,672
Shimachu Co. Ltd.                                          19,000        266,778
Shizuoka Bank                                              24,000        186,007
Sumitomo Realty & Development Co. Ltd.                     52,000        249,151
Takeda Chemical Industries Ltd.                             9,000        431,937
Takefuji Corp.                                              2,400        181,247
Tokyo Broadcasting System, Inc.                            11,000        260,907
Tokyo Electric Power Co., Inc.                             14,800        327,558
Toyo Seikan Kaisha Ltd.                                    20,000        303,030
Yokogawa Electric                                          56,000        488,656
                                                                     -----------
                                                                       9,001,656
                                                                     -----------
NETHERLANDS -- 5.8%
ABN Amro Holdings                                           7,700        139,972
ING Groep                                                   6,976        452,677
Koninklije Luchtvaart Maatschappij NV*                      4,700         86,550
Koninklijke Ahold NV                                        8,200        252,965
Koninklijke Boskalis Westminster NV                        10,700        253,336
Koninklijke Wessanen NV                                    16,600        189,235
OCE NV                                                     13,000        168,716
Royal Dutch Petroleum Co.                                   6,765        373,671
Royal Vendex International KBB NV                           7,500        115,093
Unilever NV                                                 2,400        126,484
Wereldhave NV                                               2,000         99,791
                                                                     -----------
                                                                       2,258,490
                                                                     -----------
NEW ZEALAND -- 0.4%
Telecom New Zealand Ordinary Shares                        64,400        149,824
                                                                     -----------
NORWAY -- 1.5%
Den Norske Bank ASA                                        36,100        162,882
Norske Hydro SA                                            10,900        444,287
                                                                     -----------
                                                                         607,169
                                                                     -----------

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                       STANDISH INTERNATIONAL EQUITY FUND

              SCHEDULE OF INVESTMENTS - MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        VALUE
SECURITY                                                  SHARES      (NOTE 1A)
--------------------------------------------------------------------------------

PORTUGAL -- 0.9%
Banco Espirito Santo                                       12,800    $   188,569
Portugal Telecom SA                                        17,800        151,406
                                                                     -----------
                                                                         339,975
                                                                     -----------
SINGAPORE -- 1.3%
Fraser & Neave Ltd. Ordinary Shares                        52,000        197,242
Sembcorp Industries Ltd. Ordinary Shares                      153            138
Singapore Telecom Ltd.                                    283,000        297,746
                                                                     -----------
                                                                         495,126
                                                                     -----------
SPAIN -- 3.9%
Corporacion Mapfre SA                                       5,900        120,547
Endesa SA                                                  13,428        220,428
Grupo Dragados SA                                          20,700        255,759
Grupo Empresarial Ence SA                                   8,000        129,781
Repsol SA                                                  16,600        292,150
Telefonica SA*                                             32,300        515,494
                                                                     -----------
                                                                       1,534,159
                                                                     -----------
SWEDEN -- 1.1%
Foreningsparbanken AB - A Shares                           12,600        140,792
Svenska Handelbanken, Class A                              20,400        290,562
                                                                     -----------
                                                                         431,354
                                                                     -----------
SWITZERLAND -- 5.4%
Credit Suisse Group Registered Shares                       1,350        236,808
Helvetia Patria Holding Registered Shares                     410        376,665
Hilti AG-PC                                                   140        110,129
Logitech International*                                       750        171,394
Lonza AG Registered Shares                                    420        238,746
Nestle Registered Shares                                      110        228,451
Schweizersche Rueckversicherungs Registered Shares             80        160,312
Swisscom AG Registered Shares                               1,090        244,086
UBS AG Registered Shares                                    2,420        346,687
                                                                     -----------
                                                                       2,113,278
                                                                     -----------
UNITED KINGDOM -- 20.3%
Alliance Unichem PLC                                       26,800        218,688
Anglo American PLC                                          3,800        216,060
BAA PLC                                                    33,000        291,272
BP Amoco PLC                                               88,100        727,017
Barclays PLC Ordinary Shares                               16,900        525,977
Barratt Developments PLC Ordinary Shares                   56,600        263,230
Debenhams PLC                                              70,800        385,989
Enterprise Oil PLC Ordinary Shares                         49,800        399,661
Glaxo Wellcome PLC*                                        14,900        388,943
Kelda Group PLC                                            53,600        265,238
Northern Foods PLC                                        155,000        281,861
Northern Rock PLC                                          31,900        229,321

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                       STANDISH INTERNATIONAL EQUITY FUND

              SCHEDULE OF INVESTMENTS - MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        VALUE
SECURITY                                                  SHARES      (NOTE 1A)
--------------------------------------------------------------------------------

UNITED KINGDOM (CONTINUED)
Pilkington PLC                                            308,000    $   462,916
Powergen PLC                                               27,400        277,781
Rio Tinto PLC Ordinary Shares                              21,200        368,229
Royal Bank of Scotland Group PLC                           29,008        657,676
Safeway PLC                                                55,900        260,173
Signet Group PLC                                          335,700        328,271
Tesco PLC Ordinary Shares                                 121,500        432,410
Vodafone Group PLC                                        202,800        554,972
Wimpey (George) PLC                                       139,000        370,526
                                                                     -----------
                                                                       7,906,211
                                                                     -----------
TOTAL EQUITIES (COST $36,422,594)                                    $36,374,953
                                                                     -----------

                                                           PAR
                                   RATE     MATURITY      VALUE
                                  -------  ----------   --------
SHORT-TERM INVESTMENTS -- 5.4%

U.S. GOVERNMENT AGENCY -- 0.4%
FNMA Discount Note=/=+            5.015%   06/14/2001    $150,000        148,470
                                                                     -----------
REPURCHASE AGREEMENTS -- 5.0%

Tri-party repurchase agreement dated 03/30/01 with
Salomon Smith Barney, Inc. and Investors Bank and
Trust Company, due 04/02/01, with a maturity value
of $1,962,492 and an effective yield of 4.37%,
collateralized by a U.S Government Obligation with a
rate of 8.75%, a maturity date of 05/15/17 and a
market value of $2,007,393.                                            1,961,778
                                                                     -----------
TOTAL SHORT-TERM INVESTMENTS (COST $2,110,311)                         2,110,248
                                                                     -----------
TOTAL INVESTMENTS -- 98.7% (COST $38,532,905)                        $38,485,201

OTHER ASSETS, LESS LIABILITIES -- 1.3%                                   506,853
                                                                     -----------
NET ASSETS -- 100.0%                                                 $38,992,054
                                                                     ===========

NOTES TO SCHEDULE OF INVESTMENTS:

FNMA - Federal National Mortgage Association
*      Non-income producing security.
=/=    Rate noted is yield to maturity.
+      Denotes all or part of security segregated as collateral.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                       STANDISH INTERNATIONAL EQUITY FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)   SIGNIFICANT ACCOUNTING POLICIES:

      Standish, Ayer & Wood Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish International Equity Fund (the "Fund") is a separate, diversified investment series of the Trust.

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      A. INVESTMENT SECURITY VALUATIONS

      Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are primarily traded. Market quotations are not considered to be readily available for certain debt obligations; such investments are stated at fair value on the basis of valuations furnished by a pricing service or dealers, approved by the Trustees, which determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and variable relationships between securities that are generally recognized by institutional traders. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.

      Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Fund are valued at amortized cost, which approximates market value. If the Fund acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized value based upon the value on such date unless the trustees determine during such sixty-day period that amortized value does not represent fair value.

      B. REPURCHASE AGREEMENTS

      It is the policy of the Fund to require the custodian bank to take possession of, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Collateral for certain tri-party repurchase agreements is held at the custodian in a segregated account for the benefit of the Fund and the counterparty. Additionally, procedures have been established by the Fund to monitor on a daily basis, the market value and accrued interest of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

      C. SECURITIES TRANSACTIONS AND INCOME

      Securities transactions are recorded as of trade date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount on long-term debt securities when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts usually received or paid.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                       STANDISH INTERNATIONAL EQUITY FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      D. FEDERAL TAXES

      As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year.

      E. FOREIGN CURRENCY TRANSACTIONS

      Investment security valuations, other assets, and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon current currency exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

      Section 988 of the Internal Revenue Code provides that gains or losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss. For financial statement purposes, such amounts are included in net realized gains or losses.

      F. INVESTMENT RISK

      There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

      G. DISTRIBUTIONS TO SHAREHOLDERS

      Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless the shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions and passive foreign investment companies (PFIC).

      Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications among paid in capital, undistributed net investment income and accumulated net realized gain
      (loss). Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

      H. EXPENSES

      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

(2)   INVESTMENT ADVISORY FEE:

      The investment advisory fee paid to Standish Ayer & Wood, Inc. ("SA&W") for overall investment advisory, administrative services, and general office facilities, is paid monthly at the annual rate of 0.80% of the Fund's average daily net assets. SA&W voluntarily agreed to limit the Fund's total operating expenses (excluding litigation, indemnification and other extraordinary expenses) to 1.00% of the Fund's average daily net assets. Prior to October 31, 2000, Standish International Management Company, L.L.C. ("SIMCO"), a wholly-owned subsidiary of SA&W,

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                       STANDISH INTERNATIONAL EQUITY FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      provided investment advisory and administrative services and was paid monthly at the annual rate of 0.80% of the Fund's average daily net assets. SIMCO voluntarily agreed to limit the total Fund operating expenses (excluding litigation, indemnification and other extraordinary expenses) to 1.00% of the Fund's average daily net assets. Pursuant to these agreements, for the six months ended March 31, 2001, SA&W and SIMCO voluntarily did not impose $73,437 of its investment advisory fees. These agreements are voluntary and temporary and may be discontinued or revised by SA&W at any time. No director, officer or employee of SA&W or its affiliates receives any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of SA&W or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

(3)   PURCHASES AND SALES OF INVESTMENTS:

      Purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended March 31, 2001 were $16,244,537 and $15,175,036, respectively. For the six months ended March 31, 2001, the Fund did not purchase or sell any U.S. Government securities.

(4)   SHARES OF BENEFICIAL INTEREST:

      The Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                                  SIX MONTHS ENDED
                                                                   MARCH 31, 2001       YEAR ENDED
                                                                    (UNAUDITED)     SEPTEMBER 30, 2000
                                                                  ----------------  ------------------
         Shares sold                                                     304,149            153,076
         Shares issued to shareholders in payment of
           distributions declared                                        103,598            123,830
         Shares redeemed                                                (156,042)          (245,571)
                                                                    ------------      -------------
         Net increase                                                    251,705             31,335
                                                                    ============      =============

      At March 31, 2001, two shareholders held of record approximately 19% and 12% of the total outstanding shares of the Fund, respectively. Investment activity of these shareholders could have a material impact on the Fund.

      A significant portion of the Fund's shares represent investments by fiduciary accounts over which SA&W and its affiliates have either sole or joint investment discretion.

(5)   FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES:

      The cost and unrealized appreciation (depreciation) in value of the investment securities owned at March 31, 2001, as computed on a federal income tax basis, were as follows:

         Aggregate Cost                                             $38,532,905
                                                                    ===========
         Gross unrealized appreciation                                2,950,796
         Gross unrealized depreciation                               (2,998,500)
                                                                    -----------
         Net unrealized depreciation                                $   (47,704)
                                                                    ===========

(6)   FINANCIAL INSTRUMENTS:

      In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these instruments are set forth more fully in the Fund's Prospectus and Statement of Additional Information.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                       STANDISH INTERNATIONAL EQUITY FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      The Fund trades the following instruments with off-balance sheet risk:

      OPTIONS

      Call and put options give the holder the right to purchase or sell a security or currency or enter into a swap arrangement on a future date at a specified price. The Fund may use options to seek to hedge against risks of market exposure and changes in securities prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. Options, both held and written by the Fund, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased options is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contract or if the counterparty does not perform under the contract's terms.

      Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Fund is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

      Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by the dealers.

      The Fund entered into no such transactions during the six months ended March 31, 2001.

      FORWARD CURRENCY EXCHANGE CONTRACTS

      The Fund may enter into forward foreign currency and cross currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The forward foreign currency and cross currency exchange contracts are marked to market using the forward foreign currency rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or upon the closing of the contract. Forward currency exchange contracts are used by the Fund primarily to protect the value of the Fund's foreign securities from adverse currency movements. Unrealized appreciation and depreciation of forward currency exchange contracts is included in the Statement of Assets and Liabilities.

      At March 31, 2001, the Fund held the following forward foreign currency exchange contracts:

      FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                              LOCAL
                                            PRINCIPAL          CONTRACT            MARKET       AGGREGATE     UNREALIZED
         CONTRACTS TO RECEIVE                 AMOUNT          VALUE DATE           VALUE       FACE AMOUNT       LOSS
         ---------------------------------------------------------------------------------------------------------------
         Danish Krone                           10,787        04/03/2001         $    1,267    $    1,272      $     (5)
         Euro Dollar                         2,331,111     04/03-06/18/2001       2,044,042     2,093,684       (49,642)
         Japanese Yen                       97,170,000        06/18/2001            778,966       804,236       (25,270)
                                                                                 ----------    ----------      --------
         TOTAL                                                                   $2,824,275    $2,899,192      $(74,917)
                                                                                 ==========    ==========      ========

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                       STANDISH INTERNATIONAL EQUITY FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                               LOCAL
                                             PRINCIPAL          CONTRACT           MARKET    AGGREGATE   UNREALIZED
         CONTRACTS TO DELIVER                  AMOUNT          VALUE DATE          VALUE    FACE AMOUNT  GAIN/(LOSS)
         -----------------------------------------------------------------------------------------------------------
         British Pound Sterling                  11,455        04/03/2001         $ 16,240   $ 16,239      $    (1)
         Euro Dollar                            441,064     04/03-06/18/2001       386,747    396,180        9,433
         Japanese Yen                        37,433,075     04/03-06/18/2001       300,049    310,828       10,779
                                                                                  --------   --------      -------
         TOTAL                                                                    $703,036   $723,247      $20,211
                                                                                  ========   ========      =======

      FUTURES CONTRACTS

      The Fund may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to the margin requirements, the Fund deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Fund's exposure to the underlying instrument, while selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparties do not perform under the contract's terms. The Fund enters into financial futures transactions primarily to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

      At March 31, 2001, the Fund held the following financial futures contracts:

                                                                                  UNDERLYING FACE
         CONTRACT                                 POSITION     EXPIRATION DATE    AMOUNT AT VALUE     UNREALIZED GAIN
         ------------------------------------------------------------------------------------------------------------
         Topix Futures (6 contracts)                Long          06/13/2001        $  598,829            $27,426
         MSCI (88 contracts)                        Long          06/16/2001         1,845,594              1,571
                                                                                                          -------
                                                                                                          $28,997
                                                                                                          =======

      At March 31, 2001, the Fund had segregated sufficient cash and/or securities to cover margin requirements on open futures contracts.

(7)   LINE OF CREDIT:

      The Fund, other funds in the Trust and subtrusts in the Standish, Ayer & Wood Master Portfolio (the "Portfolio Trust") are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate, up to $35 million. Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a commitment fee, computed at an annual rate of .065 of 1% on the daily unused portion of the facility, is allocated ratably among the participating portfolios/funds at the end of each quarter. For the six months ended March 31, 2001 the expense related to this commitment fee was $629 for the Fund.

      During the six months ended March 31, 2001, the Fund had no borrowings under the credit facility.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                   STANDISH SMALL CAPITALIZATION EQUITY FUND

                      STATEMENT OF ASSETS AND LIABILITIES
                           MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investments, at value (Note 1A) (identified cost,
    $20,683,953)                                                 $17,143,749
  Receivable for investments sold                                    186,998
  Interest and dividends receivable                                    1,036
  Prepaid expenses                                                    10,160
                                                                 -----------
    Total assets                                                  17,341,943
LIABILITIES
  Payable for investments purchased                     $55,398
  Payable for Fund shares redeemed                       15,000
  Accrued accounting, custody and transfer agent fees    11,732
  Accrued expenses and other liabilities                  7,898
                                                        -------
    Total liabilities                                                 90,028
                                                                 -----------
NET ASSETS                                                       $17,251,915
                                                                 ===========
NET ASSETS CONSIST OF:
  Paid-in capital                                                $26,850,089
  Accumulated net realized loss                                   (6,176,917)
  Undistributed net investment income                                118,947
  Net unrealized depreciation                                     (3,540,204)
                                                                 -----------
TOTAL NET ASSETS                                                 $17,251,915
                                                                 ===========
SHARES OF BENEFICIAL INTEREST OUTSTANDING                          1,905,589
                                                                 ===========
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
  PER SHARE
  (Net Assets/Shares outstanding)                                $      9.05
                                                                 ===========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                   STANDISH SMALL CAPITALIZATION EQUITY FUND

                            STATEMENT OF OPERATIONS
              FOR THE SIX MONTHS ENDED MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME
  Interest income                                                  $    344,366
  Dividend income                                                         4,556
                                                                   ------------
    Total investment income                                             348,922
EXPENSES
  Investment advisory fee (Note 2)                    $   186,467
  Accounting, custody, and transfer agent fees             60,576
  Legal and audit services                                 33,017
  Registration fees                                         7,105
  Insurance expense                                         4,384
  Trustees' fees and expenses (Note 2)                      2,944
  Miscellaneous                                             5,280
                                                      -----------
    Total expenses                                        299,773

Deduct:
  Waiver of investment advisory fee (Note 2)              (69,798)
                                                      -----------
    Net expenses                                                        229,975
                                                                   ------------
      Net investment income                                             118,947
                                                                   ------------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized loss
    Investment security transactions                   (4,580,839)
    Financial futures contracts                        (1,496,470)
                                                      -----------
      Net realized loss                                              (6,077,309)
  Change in unrealized appreciation (depreciation)
    Investment securities                             (31,748,560)
    Financial futures contracts                           704,000
                                                      -----------
      Change in net unrealized appreciation
        (depreciation)                                              (31,044,560)
                                                                   ------------
    Net realized and unrealized loss                                (37,121,869)
                                                                   ------------
NET DECREASE IN NET ASSETS FROM OPERATIONS                         $(37,002,922)
                                                                   ============

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                   STANDISH SMALL CAPITALIZATION EQUITY FUND

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                          MARCH 31, 2001       YEAR ENDED
                                                           (UNAUDITED)     SEPTEMBER 30, 2000
                                                         ----------------  ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS
  Net investment income (loss)                            $     118,947      $  (1,057,779)
  Net realized gain (loss)                                   (6,077,309)        90,466,086
  Change in net unrealized appreciation (depreciation)      (31,044,560)        10,575,161
                                                          -------------      -------------
  Net increase (decrease) in net assets from
    investment operations                                   (37,002,922)        99,983,468
                                                          -------------      -------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1E)
  From net realized gains on investments                    (64,020,068)       (28,497,713)
                                                          -------------      -------------
  Total distributions to shareholders                       (64,020,068)       (28,497,713)
                                                          -------------      -------------
FUND SHARE (PRINCIPAL) TRANSACTIONS (NOTE 4)
  Net proceeds from sale of shares                            2,852,295         13,599,648
  Value of shares issued to shareholders in payment
    of distributions declared                                64,020,068         26,646,611
  Cost of shares redeemed                                   (99,660,401)      (108,000,965)
                                                          -------------      -------------
  Net decrease in net assets from Fund share
    transactions                                            (32,788,038)       (67,754,706)
                                                          -------------      -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                    (133,811,028)         3,731,049
NET ASSETS
  At beginning of period                                    151,062,943        147,331,894
                                                          -------------      -------------
  At end of period (including undistributed net
    investment income of $118,947 and $0)                 $  17,251,915      $ 151,062,943
                                                          =============      =============

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                   STANDISH SMALL CAPITALIZATION EQUITY FUND

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                        SIX MONTHS                                           NINE MONTHS        YEAR ENDED
                                          ENDED            YEAR ENDED SEPTEMBER 30,             ENDED          DECEMBER 31,
                                      MARCH 31, 2001  ------------------------------------  SEPTEMBER 30,  ---------------------
                                      (UNAUDITED)(5)   2000(5)      1999(5)      1998(5)       1997(5)      1996(5)     1995(5)
                                      --------------  ----------  -----------  -----------  -------------  ----------  ---------

NET ASSET VALUE, BEGINNING OF PERIOD    $ 230.48      $ 163.38     $ 125.22     $ 199.50      $ 158.88     $ 160.38    $ 126.45
                                        --------      --------     --------     --------      --------     --------    --------
FROM INVESTMENT OPERATIONS:
  Net investment income (loss)*             0.05(1)      (1.29)(1)    (0.84)(1)    (0.93)(1)     (0.69)(1)       --          --
  Net realized and unrealized gain
    (loss) on investments                 (54.05)       101.69        53.31       (49.71)        44.40        27.87       37.71
                                        --------      --------     --------     --------      --------     --------    --------
Total from investment operations          (54.00)       100.40        52.47       (50.64)        43.71        27.87       37.71
                                        --------      --------     --------     --------      --------     --------    --------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net realized gain on
    investments                          (167.43)       (33.30)      (14.31)      (23.64)        (3.09)      (29.37)      (3.78)
                                        --------      --------     --------     --------      --------     --------    --------
Total distributions to shareholders      (167.43)       (33.30)      (14.31)      (23.64)        (3.09)      (29.37)      (3.78)
                                        --------      --------     --------     --------      --------     --------    --------
NET ASSET VALUE, END OF PERIOD          $   9.05      $ 230.48     $ 163.38     $ 125.22      $ 199.50     $ 158.88    $ 160.38
                                        ========      ========     ========     ========      ========     ========    ========
TOTAL RETURN+++                           (40.68)%++     67.64%       44.02%      (27.20)%       27.92%++     17.36%      29.83%
RATIOS/SUPPLEMENTAL DATA:
  Expenses (to average daily net
    assets)*(2)                             0.74%+        0.74%        0.74%        0.74%         0.74%+       0.75%       0.75%
  Net Investment Income (Loss) (to
    average daily net assets)*              0.39%+       (0.57)%      (0.56)%      (0.57)%       (0.57)%+     (0.44)%     (0.30)%
  Portfolio Turnover                          59%++        153%         173%(3)      107%(3)        70%++(3)     28%(4)     103%(4)
  Net Assets, End of Period (000's
    omitted)                            $ 17,252      $151,063     $147,332     $147,000      $274,368     $244,131    $180,470

-----------------
*     For the periods indicated, the investment adviser voluntarily agreed not to impose a portion of its investment advisory fee and/or reimbursed the Fund for a portion of its operating expenses. If this voluntary action had not been taken, the investment income (loss) per share and the ratios would have been:

Net investment income (loss) per share  $   0.02(1)   $  (0.45)(1) $  (0.30)(1) $  (0.34)(1)  $  (0.23)(1) $  (0.01)        N/A
Ratios (to average daily net assets):
  Expenses(2)                               0.97%+        0.77%        0.80%        0.78%         0.74%+       0.76%        N/A
  Net investment income (loss)              0.16%+       (0.60)%      (0.62)%      (0.61)%       (0.57)%+     (0.45)%       N/A

+     Computed on an annualized basis.
++    Not annualized.
+++   Total return would have been lower in the absense of expense waivers.
(1)   Calculated using average shares outstanding.
(2) Includes the Fund's share of the Standish Small Capitalization Equity Portfolio's allocated expenses for periods from May 3, 1996 to January 27, 2000.
(3) Represents activity of the Standish Small Capitalization Equity Portfolio while the Fund was invested in the Standish Small Capitalization Equity Portfolio.
(4) Represents portfolio turnover when the fund was investing directly in securities.
(5) Amounts were adjusted to reflect a 1:3 reverse share split effective December 14, 2000.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                   STANDISH SMALL CAPITALIZATION EQUITY FUND
              SCHEDULE OF INVESTMENTS - MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------


                                                                     VALUE
SECURITY                                                 SHARES    (NOTE 1A)
-----------------------------------------------------------------------------

EQUITIES -- 98.2%
CAPITAL GOODS -- 10.2%
Active Power, Inc.*                                        8,900  $   180,781
Astropower, Inc.*                                          2,900       87,000
EGL, Inc.*                                                16,000      390,000
Forward Air Corp.*                                         7,150      233,716
Hanover Compressor Co.*                                   15,200      481,840
Shaw Group, Inc.*                                          4,900      228,879
Virata Corp.*                                             12,200      159,362
                                                                  -----------
                                                                    1,761,578
                                                                  -----------
CONSUMER STABLE -- 2.7%
Hain Celestial Group, Inc.*                                6,400      185,600
Performance Food Group Co.*                                3,200      168,000
Whole Foods Market, Inc.*                                  2,800      117,950
                                                                  -----------
                                                                      471,550
                                                                  -----------
EARLY CYCLICAL -- 5.4%
Atlantic Coast Airlines, Inc.*                            12,100      254,100
Ryanair Holdings PLC ADR*                                  4,100      182,450
Skywest, Inc.                                             21,200      492,900
                                                                  -----------
                                                                      929,450
                                                                  -----------
ENERGY -- 11.2%
Cal Dive International, Inc.*                             21,400      543,025
Core Laboratories, Inc.*                                  16,400      307,828
FuelCell Energy, Inc.*                                     2,000      101,000
Global Industries Ltd.*                                   13,400      195,137
National-Oilwell, Inc.*                                   11,100      384,393
Stone Energy Corp.*                                        8,100      399,087
                                                                  -----------
                                                                    1,930,470
                                                                  -----------
FINANCIAL -- 4.6%
Boston Private Financial Holdings, Inc.                    6,100      108,275
Costar Group, Inc.*                                       15,800      302,175
Investment Technology Group, Inc.*                         3,600      184,320
Southwest Bancorporation of Texas, Inc.*                   6,200      194,525
                                                                  -----------
                                                                      789,295
                                                                  -----------
GROWTH CYCLICAL -- 10.9%
Columbia Sportswear Co.*                                   2,500      113,711
Cost Plus, Inc.*                                          12,100      279,056
Electronics Boutique Holdings*                            13,900      327,519
Factory 2-U Stores, Inc.*                                  6,500      177,531
Hot Topic, Inc.*                                           7,000      196,000
Kenneth Cole Productions, Inc., Class A*                   4,600      114,770
Pacific Sunwear of California, Inc.*                       4,400      121,000

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                   STANDISH SMALL CAPITALIZATION EQUITY FUND
              SCHEDULE OF INVESTMENTS - MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------


                                                                     VALUE
SECURITY                                                 SHARES    (NOTE 1A)
-----------------------------------------------------------------------------

GROWTH CYCLICAL (CONTINUED)
THQ, Inc.*                                                 7,500  $   285,000
Tweeter Home Entertainment Group, Inc.*                   13,500      262,406
                                                                  -----------
                                                                    1,876,993
                                                                  -----------
HEALTH CARE -- 23.6%
AdvancePCS*                                                5,100      276,755
Alkermes, Inc.*                                           14,500      318,094
Arena Pharmaceuticals, Inc.*                               8,500      151,406
Biopure Corp.*                                             6,100       81,206
Charles River Laboratories International, Inc.*            9,000      222,750
Cooper Companies, Inc.                                     5,400      255,690
Cubist Pharmaceuticals, Inc.*                              8,000      196,000
Cyberonics, Inc.*                                          7,800      126,262
Eclipsys Corp.*                                           11,900      232,050
Enzon, Inc.*                                               3,500      166,250
ICN Pharmaceuticals, Inc.                                 11,000      279,730
ImClone Systems, Inc.*                                     4,000      132,750
ImmunoGen, Inc.*                                           5,800       77,575
Introgen Therapeutics, Inc.*                               7,200       29,250
Large Scale Biology Corp.*                                 6,000       28,500
NaPro BioTherapeutics, Inc.*                              13,200       97,350
Novoste Corp.*                                             7,800      136,987
Packard BioScience Co.*                                   15,100      112,071
Pharmaceutical Product Development, Inc.*                  6,400      269,600
Pharmacopeia, Inc.*                                        7,400      132,275
Renal Care Group, Inc.*                                    6,700      179,694
Syncor International Corp.*                                3,200      103,200
Tripath Technology, Inc.*                                 19,600      149,450
United Therapeutics*                                       5,200       90,675
Vital Sign, Inc.                                           4,600      147,775
XOMA Ltd.*                                                11,700       84,276
                                                                  -----------
                                                                    4,077,621
                                                                  -----------
SERVICES -- 16.3%
ACTV, Inc.*                                               31,200      127,727
Bright Horizons, Inc.*                                     8,700      206,190
Caminus Corp.*                                            16,300      333,131
Copart, Inc.*                                             13,500      276,615
Corporate Executive Board Co.*                            14,000      422,625
Education Management Corp.*                                5,700      185,962
Entercom Communications Corp.*                             4,200      165,060
Iron Mountain, Inc.*                                       3,400      130,288
Mediacom Communications Corp.*                             6,200      121,288
Radio One, Inc., Class D*                                 20,300      312,113
SBA Communications Corp.*                                  3,300       52,181
SBS Broadcasting SA*                                       2,600       50,375
Salem Communications Corp., Class A*                       6,900      112,125

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                   STANDISH SMALL CAPITALIZATION EQUITY FUND
              SCHEDULE OF INVESTMENTS - MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------


                                                                      VALUE
SECURITY                                                 SHARES     (NOTE 1A)
------------------------------------------------------------------------------

SERVICES (CONTINUED)
SmartForce PLC ADR*                                        8,700   $   193,031
SynQuest, Inc.*                                           24,100       122,006
                                                                   -----------
                                                                     2,810,717
                                                                   -----------
TECHNOLOGY -- 10.7%
Align Technology, Inc.*                                    7,800        56,550
Avocent Corp.*                                             6,050       131,966
Elantec Semiconductor, Inc.*                               2,800        74,200
Emulex Corp.*                                              6,100       114,756
Exar Corp.*                                                5,300       104,013
Flag Telecom Holdings Ltd.                                23,000       123,625
I-Many, Inc.*                                             21,800       247,975
MatrixOne, Inc.*                                           5,800        98,963
Merix Corp.*                                              10,100       135,719
Metawave Communications Corp.*                            21,500       133,031
NetScout Systems, Inc.*                                   28,700       147,088
O2Micro International Ltd.*                                8,500        49,938
Optimal Robotics Corp. ADR*                                6,700       174,619
Pixelworks, Inc.*                                         12,500       125,000
XM Satellite Radio Holdings, Inc., Class A*               19,200       133,200
                                                                   -----------
                                                                     1,850,643
                                                                   -----------
UTILITIES -- 2.6%
Black Hills Corp.                                          1,300        59,423
Orion Power Holdings, Inc.*                                4,700       144,290
Utilicorp United, Inc.                                     7,300       236,228
                                                                   -----------
                                                                       439,941
                                                                   -----------
TOTAL EQUITIES (COST $20,478,436)                                   16,938,258
                                                                   -----------

                                                            PAR
                                        RATE    MATURITY   VALUE
                                       ------  ----------  ------

SHORT-TERM INVESTMENTS -- 1.2%
U.S. GOVERNMENT AGENCY -- 0.3%
FNMA Discount Note =/=                  5.015% 06/14/2001  $50,000      49,490
                                                                   -----------
REPURCHASE AGREEMENTS -- 0.9%
Tri-party repurchase agreement dated 03/31/01 with Salomon Smith
Barney, Inc. and Investors Bank and Trust Company, due 04/02/01,
with a maturity value of $156,058 and an effective yield of
4.37%, collateralized by a U.S Government Obligation with a rate of 8.75%, a maturity date of 05/15/17 and a market value of
$166,129.                                                              156,001
                                                                   -----------
TOTAL SHORT-TERM INVESTMENTS (COST $205,517)                           205,491
                                                                   -----------

TOTAL INVESTMENTS -- 99.4% (COST $20,683,953)                      $17,143,749
OTHER ASSETS, LESS LIABILITIES -- 0.6%                                 108,166
                                                                   -----------
NET ASSETS -- 100.0%                                               $17,251,915
                                                                   ===========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                   STANDISH SMALL CAPITALIZATION EQUITY FUND
              SCHEDULE OF INVESTMENTS - MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS:

ADR - American Depositary Receipt
FNMA - Federal National Mortgage Association

*     Non-income producing security.
=/=   Rate noted is yield to maturity.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                   STANDISH SMALL CAPITALIZATION EQUITY FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)   SIGNIFICANT ACCOUNTING POLICIES:

      Standish, Ayer & Wood Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Small Capitalization Equity Fund (the "Fund") is a separate diversified investment series of the Trust.

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      A. INVESTMENT SECURITY VALUATIONS

      Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are primarily traded. Market quotations are not considered to be readily available for certain debt obligations; such investments are stated at fair value on the basis of valuations furnished by a pricing service or dealers, approved by the Trustees, which determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and variable relationships between securities that are generally recognized by institutional traders. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.

      Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Fund are valued at amortized cost, which approximates market value. If the Fund acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized value based upon the value on such date unless the trustees determine during such sixty-day period that amortized value does not represent fair value.

      B. REPURCHASE AGREEMENTS

      It is the policy of the Fund to require the custodian bank to take possession of, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Collateral for certain tri-party repurchase agreements is held at the custodian in a segregated account for the benefit of the Fund and the counterparty. Additionally, procedures have been established by the Fund to monitor on a daily basis, the market value and accrued interest of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

      C. SECURITIES TRANSACTIONS AND INCOME

      Securities transactions are recorded as of the trade date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount on long-term debt securities when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis.

      D. FEDERAL TAXES

      As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                   STANDISH SMALL CAPITALIZATION EQUITY FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      E. DISTRIBUTIONS TO SHAREHOLDERS

      Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless the shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for net operating losses, losses deferred due to wash sales and the tax practice known as equalization.

      Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications among paid in capital, undistributed net investment income and accumulated net realized gain
      (loss). Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

      F. EXPENSES

      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

(2)   INVESTMENT ADVISORY FEE:

      The investment advisory fee paid to Standish, Ayer & Wood, Inc. ("SA&W") for overall investment advisory, administrative services, and general office facilities, is paid monthly at the annual rate of 0.60% of the Fund's average daily net assets. SA&W voluntarily agreed to limit total Fund operating expenses (excluding brokerage commissions, taxes and extraordinary expenses) to 0.74% of the Fund's average daily net assets for the six months ended March 31, 2001. Pursuant to this agreement, for the six months ended March 31, 2001, SA&W voluntarily did not impose $69,798 of its investment advisory fee. This agreement is voluntary and temporary and may be discontinued or revised by SA&W at any time. No director, officer or employee of SA&W or its affiliates receives any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of SA&W or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

(3)   PURCHASES AND SALES OF INVESTMENTS:

      Purchases and proceeds from sales of investments, other than short-term obligations for the six months ended March 31, 2001, were $35,177,247 and $119,115,260, respectively. For the six months ended March 31, 2001, the Fund did not purchase or sell any U.S. Government securities.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                   STANDISH SMALL CAPITALIZATION EQUITY FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(4)   SHARES OF BENEFICIAL INTEREST:

      The Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                                  SIX MONTHS ENDED
                                                                   MARCH 31, 2001       YEAR ENDED
                                                                    (UNAUDITED)     SEPTEMBER 30, 2000
                                                                  ----------------  ------------------
         Shares sold                                                    162,045            58,753
         Shares issued to shareholders in payment of
           distributions declared                                    10,720,621           150,393
         Shares redeemed                                             (9,632,513)         (455,486)
                                                                    -----------         ---------
         Net increase (decrease)                                      1,250,153          (246,340)
                                                                    ===========         =========

      At March 31, 2001, three shareholders held of record approximately 33%, 13%, and 13% of the total outstanding shares of the Fund. Investment activity of these shareholders could have a material impact on the Fund.

(5)   FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES:

      The cost and unrealized appreciation (depreciation) in value of the investment securities owned at March 31, 2001, as computed on a federal income tax basis, were as follows:

         Aggregate Cost                                             $20,683,953
                                                                    ==========
         Gross unrealized appreciation                                 936,444
         Gross unrealized depreciation                              (4,476,648)
                                                                    ----------
         Net unrealized depreciation                                $(3,540,204)
                                                                    ==========

(6)   FINANCIAL INSTRUMENTS:

      In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these instruments are set forth more fully in the Fund's Prospectus and Statement of Additional Information.

      The Fund trades the following instruments with off-balance sheet risk:

      OPTIONS

      Call and put options give the holder the right to purchase or sell a security or currency or enter into a swap arrangement on a future date at a specified price. The Fund may use options to seek to hedge against risks of market exposure and changes in securities prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. Options, both held and written by the Fund, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased options is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contract or if the counterparty does not perform under the contract's terms.

      Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                   STANDISH SMALL CAPITALIZATION EQUITY FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Fund is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

      Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by the dealers.

      The Fund entered into no such transactions during the six months March 31, 2001.

      FUTURES CONTRACTS

      The Fund may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to the margin requirements, the Fund deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Fund's exposure to the underlying instrument, while selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparties do not perform under the contract's terms. The Fund enters into financial futures transactions primarily to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

      At March 31, 2001, the Fund held no open futures contracts.

(7)   LINE OF CREDIT:

      The Fund, and other funds in the Trust and subtrusts in the Standish Ayer & Wood Portfolio Trust (the "Portfolio Trust") are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate, up to $35 million. Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a commitment fee, computed at an annual rate of .065 of 1% on the daily unused portion of the facility, is allocated ratably among the participating portfolios/funds at the end of each quarter. For the six months ended March 31, 2001, the expense related to the commitment fee was $912 for the Fund.

      During the six months ended March 31, 2001, the Fund had no borrowings under the credit facility.

(8)   REVERSE STOCK SPLIT:

      On December 14, 2000, the Trustees of the Fund approved a 1:3 reverse stock split for the Fund. The reverse stock split was effective as of December 14, 2000. The reverse stock split was effected to bring the Fund's net asset value back in line with similarly managed funds. Each shareholder may determine the number of shares it owns as a result of the reverse stock split by dividing the number of shares owned immediately prior to the reverse stock split by three. The reverse stock split has not resulted in a change to shareholder account balances.

      The Financial Highlights have been restated to reflect the reverse stock split.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                          STANDISH SMALL CAP VALUE FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                           MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investments, at value (Note 1A) (identified cost,
    $24,015,753)                                                    $24,354,580
  Cash                                                                2,212,771
  Receivable for investments sold                                       652,523
  Receivable for Fund shares sold                                        16,200
  Interest and dividends receivable                                      32,886
  Receivable for variation margin on open financial
    futures contracts (Note 6)                                           18,680
  Prepaid expenses                                                       12,998
                                                                    -----------
    Total assets                                                     27,300,638

LIABILITIES
  Payable for investments purchased                     $2,315,979
  Accrued accounting, custody and transfer agent fees        2,932
  Payable to investment adviser (Note 2)                       553
  Accrued expenses and other liabilities                    12,168
                                                        ----------
    Total liabilities                                                 2,331,632
                                                                    -----------
NET ASSETS                                                          $24,969,006
                                                                    ===========
NET ASSETS CONSIST OF:
  Paid-in capital                                                   $24,401,668
  Accumulated net realized gain                                         138,888
  Undistributed net investment income                                    66,358
  Net unrealized appreciation                                           362,092
                                                                    -----------
TOTAL NET ASSETS                                                    $24,969,006
                                                                    ===========
SHARES OF BENEFICIAL INTEREST OUTSTANDING                             1,828,637
                                                                    ===========
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
  PER SHARE
  (Net Assets/Shares outstanding)                                   $     13.65
                                                                    ===========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                          STANDISH SMALL CAP VALUE FUND

                             STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME
  Dividend income                                                    $  99,687
  Interest income                                                       32,241
                                                                     ---------
    Total investment income                                            131,928

EXPENSES
  Investment advisory fee (Note 2)                      $  52,456
  Accounting, custody, and transfer agent fees             34,255
  Legal and audit services                                 11,114
  Registration fees                                         8,826
  Insurance expense                                         1,758
  Trustees' fees and expenses (Note 2)                      1,276
  Miscellaneous                                             4,821
                                                        ---------
    Total expenses                                        114,506
Deduct:
  Waiver of investment advisory fee (Note 2)              (48,936)
                                                        ---------
    Net expenses                                                        65,570
                                                                     ---------
      Net investment income                                             66,358
                                                                     ---------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain (loss)
    Investment security transactions                      232,472
    Financial futures contracts                           (93,585)
                                                        ---------
      Net realized gain                                                138,887
  Change in unrealized appreciation (depreciation)
    Investment securities                                (260,572)
    Financial futures contracts                            23,265
                                                        ---------
      Change in net unrealized appreciation
       (depreciation)                                                 (237,307)
                                                                     ---------
    Net realized and unrealized loss                                   (98,420)
                                                                     ---------
NET DECREASE IN NET ASSETS FROM OPERATIONS                           $ (32,062)
                                                                     =========

   The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                          STANDISH SMALL CAP VALUE FUND

                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                   FOR THE PERIOD
                                                                                  FEBRUARY 1, 2000
                                                            SIX MONTHS ENDED      (COMMENCEMENT OF
                                                             MARCH 31, 2001        OPERATIONS) TO
                                                              (UNAUDITED)        SEPTEMBER 30, 2000
                                                            ----------------     ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS
  Net investment income                                       $    66,358            $    9,611
  Net realized gain                                               138,887               287,624
  Change in net unrealized appreciation (depreciation)           (237,307)              363,247
                                                              -----------            ----------
  Net increase (decrease) in net assets from investment
    operations                                                    (32,062)              660,482
                                                              -----------            ----------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1E)
  From net investment income                                       (5,010)               (4,601)
  From net realized gains on investments                         (287,623)                   --
                                                              -----------            ----------
  Total distributions to shareholders                            (292,633)               (4,601)
                                                              -----------            ----------
FUND SHARE (PRINCIPAL) TRANSACTIONS (NOTE 4)
  Proceeds from shares issued in reorganization of
    Standish U.S. Small Cap Value Fund L.P.                            --             1,936,087
  Net proceeds from sale of shares                             21,388,100             1,257,916
  Value of shares issued to shareholders in payment of
    distributions declared                                        263,832                 3,941
  Cost of shares redeemed                                        (122,040)              (90,016)
                                                              -----------            ----------
  Net increase in net assets from Fund share
    transactions                                               21,529,892             3,107,928
                                                              -----------            ----------
TOTAL INCREASE IN NET ASSETS                                   21,205,197             3,763,809

NET ASSETS
  At beginning of period                                        3,763,809                    --
                                                              -----------            ----------
  At end of period (including undistributed net
    investment income of $66,358 and $5,010)                  $24,969,006            $3,763,809
                                                              ===========            ==========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                         STANDISH SMALL CAP VALUE FUND

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                           SIX MONTHS           FOR THE PERIOD
                                                             ENDED             FEBRUARY 1, 2000
                                                         MARCH 31, 2001  (COMMENCEMENT OF OPERATIONS)
                                                          (UNAUDITED)       TO SEPTEMBER 30, 2000
                                                         --------------  ----------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $ 14.01                 $11.05
                                                            -------                 ------
FROM INVESTMENT OPERATIONS:
  Net investment income*                                       0.07(1)                0.04(1)
  Net realized and unrealized gain on investments              0.08                   2.94
                                                            -------                 ------
Total from investment operations                               0.15                   2.98
                                                            -------                 ------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                  (0.01)                 (0.02)
  From net realized gain on investments                       (0.50)                    --
                                                            -------                 ------
Total distributions to shareholders                           (0.51)                 (0.02)
                                                            -------                 ------
NET ASSET VALUE, END OF PERIOD                              $ 13.65                 $14.01
                                                            =======                 ======
TOTAL RETURN+++                                                1.16%++               26.98%++
RATIOS/SUPPLEMENTAL DATA:
  Expenses (to average daily net assets)*                      1.00%+                 1.00%+
  Net Investment Income (to average daily net assets)*         1.00%+                 0.50%+
  Portfolio Turnover                                             50%++                  71%++
  Net Assets, End of Period (000's omitted)                 $24,969                 $3,764

----------
* For the periods indicated, the investment adviser voluntarily agreed not to impose a portion of its investment advisory fee and/or reimbursed the Fund for a portion of its operating expenses. If this voluntary action had not been taken, the net investment income (loss) per share and ratios would have been:

Net investment income (loss) per share                      $  0.02(1)              $(0.26)(1)

Ratios (to average daily net assets):
  Expenses                                                     1.74%+                 4.51%+
  Net investment income (loss)                                 0.26%+                (3.01)%+

(1)  Calculated based on average shares outstanding.
+    Computed on an annualized basis.
++   Not annualized.
+++  Total return would have been lower in the absence of expense waivers.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                          STANDISH SMALL CAP VALUE FUND

              SCHEDULE OF INVESTMENTS - MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        VALUE
SECURITY                                                  SHARES      (NOTE 1A)
--------------------------------------------------------------------------------
EQUITIES -- 92.0%
BASIC INDUSTRY -- 6.8%
Centec Construction Products                               12,500    $   351,250
Cytec Industries, Inc.*                                     4,900        156,898
Georgia-Pacific Corp. (Timber Group)                        6,200        177,940
OM Group, Inc.                                              7,700        410,025
Plum Creek Timber Co., REIT                                10,000        242,000
Reliance Steel & Aluminum Co.                               7,200        168,840
Steel Dynamics*                                            16,700        185,787
                                                                     -----------
                                                                       1,692,740
                                                                     -----------
CAPITAL GOODS -- 6.5%
Applied Industrial Techonologies, Inc.                      8,500        139,400
C&D Technologies, Inc.                                      6,000        165,600
Cable Design Technologies Corp.*                            9,100        121,940
EGL, Inc.*                                                  8,500        207,187
Hexcel Corp.*                                              19,600        195,020
Landstar System, Inc.*                                      6,200        420,050
Littelfuse, Inc.*                                           7,000        175,875
Paxar Corp.*                                               15,900        198,750
                                                                     -----------
                                                                       1,623,822
                                                                     -----------
CONSUMER STABLE -- 6.9%
Church & Dwight Co., Inc.                                  12,700        275,971
Constellation Brands, Inc., Class A*                        5,700        405,726
Earthgrains Co.                                            13,000        276,250
Hain Celestial Group, Inc.*                                 5,900        171,100
Performance Food Group Co.*                                 2,100        110,250
Sensient Technologies Corp.                                11,700        266,526
Tasty Baking Co.                                           14,000        224,000
                                                                     -----------
                                                                       1,729,823
                                                                     -----------
EARLY CYCLICAL -- 5.1%
BorgWarner, Inc.                                            2,600        104,182
Crossmann Communities, Inc.*                                8,400        218,925
Gentex Corp.*                                               4,100         94,812
Midwest Express Holdings, Inc.*                            13,600        215,016
NVR, Inc.*                                                  1,300        211,900
Superior Industries International, Inc.                     8,600        297,302
Teleflex, Inc.                                              3,500        143,325
                                                                     -----------
                                                                       1,285,462
                                                                     -----------
ENERGY -- 5.1%
Cabot Oil & Gas Corp., Class A                             10,000        270,000
Cascade Natural Gas                                        19,500        396,825
Seitel, Inc.*                                               9,900        184,140

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                          STANDISH SMALL CAP VALUE FUND

              SCHEDULE OF INVESTMENTS - MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        VALUE
SECURITY                                                  SHARES      (NOTE 1A)
--------------------------------------------------------------------------------
ENERGY (CONTINUED)
Stone Energy Corp.*                                         3,700    $   182,299
Vintage Petroleum, Inc.                                    12,300        250,305
                                                                     -----------
                                                                       1,283,569
                                                                     -----------
FINANCIAL -- 18.6%
Affiliated Managers Group, Inc.*                            5,400        253,800
Andover Bancorp, Inc.                                       4,000        135,500
Boston Private Financial Holdings, Inc.                     5,800        102,950
City National Corp.                                         8,000        307,280
Delphi Financial Group, Inc., Class A                       6,600        195,360
Downey Financial Corp.                                      4,200        190,260
First Charter Corp.                                        11,200        174,300
First Financial Holdings, Inc.                              8,500        170,000
FirstFed Financial Corp.*                                   5,400        151,200
Investment Technology Group, Inc.*                          6,100        312,320
LNR Property Corp.                                         10,500        297,675
Main Streets Banks, Inc.                                   10,900        152,600
Markel Corp.*                                               1,000        187,000
Metris Companies, Inc.                                      7,600        157,928
Pacific Century Financial Corp.                            23,400        444,600
Renaissance Re Holdings Ltd.                                4,200        294,042
Southwest Bancorporation of Texas, Inc.*                    4,900        153,737
Texas Regional Bancshares, Class A                         11,400        394,725
Vesta Insurance Group, Inc.                                72,900        484,785
Washington Federal, Inc.                                    3,630         89,162
                                                                     -----------
                                                                       4,649,224
                                                                     -----------
GROWTH CYCLICAL -- 9.5%
Barnes & Noble, Inc.*                                       9,500        227,050
Factory 2-U Stores, Inc.*                                   6,600        180,262
Gymboree Corp.*                                            15,200        152,000
J. Jill Group, Inc.*                                       12,000        210,000
Kenneth Cole Productions, Inc., Class A*                    6,600        164,670
Landry's Seafood Restaurants, Inc.                         19,400        220,190
Linens 'N Things, Inc.*                                     4,100        112,750
Lone Star Steakhouse & Saloon, Inc.                        19,000        176,345
Movado Group, Inc.                                          9,700        135,194
Novel Denim Holdings Ltd.                                  12,300        113,775
Saks, Inc.*                                                17,200        223,600
Steiner Leisure Ltd.*                                       8,800        144,650
THQ, Inc.*                                                  5,300        201,400
The Men's Wearhouse, Inc.*                                  4,600         99,268
                                                                     -----------
                                                                       2,361,154
                                                                     -----------
HEALTH CARE -- 7.1%
Ameripath, Inc.*                                           20,600        423,588
Coherent, Inc.*                                             5,300        188,150
Cooper Companies, Inc.                                      9,500        449,825
Lincare Holdings, Inc.*                                     1,800         95,288

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                          STANDISH SMALL CAP VALUE FUND

              SCHEDULE OF INVESTMENTS - MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        VALUE
SECURITY                                                  SHARES      (NOTE 1A)
--------------------------------------------------------------------------------
HEALTH CARE (CONTINUED)
Rehabcare Corp.*                                            4,200    $   173,040
Vital Sign, Inc.                                            7,200        231,300
Zoll Medical Corp.*                                         5,700        198,788
                                                                     -----------
                                                                       1,759,979
                                                                     -----------
OTHER -- 2.8%
iShares Russell 2000 Value Index Fund                       6,000        697,200
                                                                     -----------
REAL ESTATE -- 7.6%
Alexandria Real Estate Equities, Inc. REIT                  5,500        207,625
CBL & Associates Properties, REIT                           4,900        130,340
Catellus Development Corp.*                                 6,000         94,500
General Growth Properties, REIT                             2,500         87,375
Glimcher Realty Trust, REIT                                16,900        255,359
Innkeepers USA Trust, REIT                                 16,700        187,040
Liberty Property Trust, REIT                                5,100        144,024
Mack-Cali Realty Corp., REIT                                3,200         86,400
MeriStar Hospitality Corp. REIT                             8,000        160,000
Prentiss Properties Trust, REIT                             8,700        214,455
SL Green Realty Corp., REIT                                 5,700        156,465
Smith (Charles E.) Residential Realty, Inc., REIT           3,600        163,764
                                                                     -----------
                                                                       1,887,347
                                                                     -----------
SERVICES -- 5.9%
Advo Systems*                                              11,100        409,592
Copart, Inc.*                                              13,900        284,811
Fair Issac & Company, Inc.                                  3,000        175,530
Learning Tree International, Inc.*                          6,300        130,528
Martha Stewart Living Omnimedia, Inc., Class A*             5,800        104,400
Mid Atlantic Medical Sevices, Inc.*                        11,300        229,390
Valassis Communications, Inc.*                              4,800        139,200
                                                                     -----------
                                                                       1,473,451
                                                                     -----------
TECHNOLOGY -- 7.9%
Amphenol Corp., Class A*                                    4,900        154,350
AvantGo, Inc.*                                             42,200         73,850
Barra, Inc.*                                                5,500        297,000
Black Box Corp.*                                            3,700        164,881
Diebold, Inc.                                               4,700        129,062
Esterline Corp.*                                            6,500        141,375
Lightbridge, Inc.*                                         27,400        313,388
MCK Communications, Inc.*                                  40,900         88,191
Maxtor Corp.*                                              28,500        199,500
Merix Corp.*                                               15,300        205,594
Take-Two Interactive Software, Inc.*                       13,800        196,865
                                                                     -----------
                                                                       1,964,056
                                                                     -----------

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                          STANDISH SMALL CAP VALUE FUND

              SCHEDULE OF INVESTMENTS - MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        VALUE
SECURITY                                                  SHARES      (NOTE 1A)
--------------------------------------------------------------------------------
UTILITIES -- 2.2%
Cleco Corp.                                                 5,300    $   240,885
Orion Power Holdings, Inc.*                                10,300        316,210
                                                                     -----------
                                                                         557,095
                                                                     -----------
TOTAL EQUITIES (COST $22,625,982)                                     22,964,922
                                                                     -----------

                                                           PAR
                                    RATE     MATURITY     VALUE
                                   ------   ----------   -------
SHORT-TERM INVESTMENTS -- 5.5%

U.S. GOVERNMENT AGENCY -- 0.8%
FNMA Discount Note=/=+             5.015%   06/14/2001   $200,000        197,960
                                                                     -----------
REPURCHASE AGREEMENTS -- 4.7%

Tri-party repurchase agreement dated 03/30/01 with
Salomon Smith Barney, Inc. and Investors Bank and
Trust Company, due 04/02/01, with a maturity value of
$1,192,132 and an effective yield of 4.37%,
collateralized by a U.S Government Obligation with a
rate of 8.75%, a maturity date of 05/15/17 and a
market value of $1,218,280.                                            1,191,698
                                                                     -----------
TOTAL SHORT-TERM INVESTMENTS (COST $1,389,771)                         1,389,658
                                                                     -----------
TOTAL INVESTMENTS -- 97.5% (COST $24,015,753)                        $24,354,580
OTHER ASSETS, LESS LIABILITIES -- 2.5%                                   614,426
                                                                     -----------
NET ASSETS -- 100.0%                                                 $24,969,006
                                                                     ===========

NOTES TO SCHEDULE OF INVESTMENTS:

FNMA - Federal National Mortgage Association
REIT - Real Estate Investment Trust
*      Non-income producing security.
=/=    Rate noted is yield to maturity.
+      Denotes all or part of security segregated as collateral.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                          STANDISH SMALL CAP VALUE FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)   SIGNIFICANT ACCOUNTING POLICIES:

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      A. INVESTMENT SECURITY VALUATIONS

      Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are primarily traded. Market quotations are not considered to be readily available for certain debt obligations; such investments are stated at fair value on the basis of valuations furnished by a pricing service or dealers, approved by the Trustees, which determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and variable relationships between securities that are generally recognized by institutional traders. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.

      Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Fund are valued at amortized cost, which approximates market value. If the Fund acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized value based upon the value on such date unless the trustees determine during such sixty-day period that amortized value does not represent fair value.

      B. REPURCHASE AGREEMENTS

      It is the policy of the Fund to require the custodian bank to take possession of, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Collateral for certain tri-party repurchase agreements is held at the custodian in a segregated account for the benefit of the Fund and the counterparty. Additionally, procedures have been established by the Fund to monitor on a daily basis, the market value and accrued interest of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

      C. SECURITIES TRANSACTIONS AND INCOME

      Securities transactions are recorded as of the trade date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount on long-term debt securities when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of return of capital is conclusively determined.

      D. FEDERAL TAXES

      As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                          STANDISH SMALL CAP VALUE FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      E. DISTRIBUTIONS TO SHAREHOLDERS

      Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless the shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

      Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications among paid in capital, undistributed net investment income and accumulated net realized gain
      (loss). Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

      F. EXPENSES

      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

(2)   INVESTMENT ADVISORY FEE:

      The investment advisory fee paid to Standish, Ayer & Wood, Inc. ("SA&W") for overall investment advisory, administrative services, and general office facilities, is paid monthly at the annual rate of 0.80% of the Fund's average daily net assets. SA&W voluntarily agreed to limit the total Fund operating expenses (excluding brokerage commissions, taxes and extraordinary expenses) to 1.00% of the Fund's average daily net assets for the six months ended March 31, 2001. Pursuant to this agreement, for the six months ended March 31, 2001, SA&W voluntarily did not impose $48,936 of its investment advisory fee. This agreement is voluntary and temporary and may be discontinued or revised by SA&W at any time. No director, officer or employee of SA&W or its affiliates receives any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of SA&W or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

(3)   PURCHASES AND SALES OF INVESTMENTS:

      Purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended March 31, 2001 were $25,591,476 and $6,344,863, respectively. For the six months ended March 31, 2001, the Fund did not purchase or sell any U.S. Government securities.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                          STANDISH SMALL CAP VALUE FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(4)   SHARES OF BENEFICIAL INTEREST:

      The Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                                               FOR THE PERIOD
                                                                              FEBRUARY 1, 2000
                                                          SIX MONTHS ENDED    (COMMENCEMENT OF
                                                           MARCH 31, 2001        OPERATIONS)
                                                            (UNAUDITED)     TO SEPTEMBER 30, 2000
                                                          ----------------  ---------------------
         Shares issued in reorganization of
           Standish U.S. Small Cap Value Fund L.P.                    --           175,148
         Shares sold                                           1,549,104           100,428
         Shares issued to shareholders in payment of
           distributions declared                                 19,896               297
         Shares redeemed                                          (9,096)           (7,140)
                                                               ---------           -------
         Net increase                                          1,559,904           268,733
                                                               =========           =======

      The Fund commenced operations with an initial tax-free contribution of assets and liabilities, including securities-in-kind from Standish U.S. Small Cap Value Fund L.P. (the "Partnership"). On the date of contribution, the Partnership had net assets of $1,936,087 including unrealized appreciation of $236,152.

      A significant portion of the Fund's shares represent investments by fiduciary accounts over which SA&W and its affiliates have either sole or joint investment discretion.

(5)   FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES:

      The cost and unrealized appreciation (depreciation) in value of the investment securities owned at March 31, 2001, as computed on a federal income tax basis, were as follows:

         Aggregate Cost                                             $24,015,753
                                                                    ===========
         Gross unrealized appreciation                                1,395,169
         Gross unrealized depreciation                               (1,056,342)
                                                                    -----------
         Net unrealized appreciation                                $   338,827
                                                                    ===========

(6)   FINANCIAL INSTRUMENTS:

      In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these instruments are set forth more fully in the Fund's Prospectus and Statement of Additional Information.

      The Fund trades the following instruments with off-balance sheet risk:

      OPTIONS

      Call and put options give the holder the right to purchase or sell a security or currency or enter into a swap arrangement on a future date at a specified price. The Fund may use options to seek to hedge against risks of market exposure and changes in securities prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. Options, both held and written by the

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                          STANDISH SMALL CAP VALUE FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      Fund, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased options is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contract or if the counterparty does not perform under the contract's terms.

      Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Fund is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

      Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by the dealers.

      The Fund entered into no such transactions for the six months ended March 31, 2001.

      FUTURES CONTRACTS

      The Fund may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to the margin requirements, the Fund deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Fund's exposure to the underlying instrument, while selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparties do not perform under the contract's terms. The Fund enters into financial futures transactions primarily to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

      At March 31, 2001, the Fund held the following futures contracts:

                                                                             UNDERLYING FACE
         CONTRACT                             POSITION    EXPIRATION DATE    AMOUNT AT VALUE    UNREALIZED GAIN
         ------------------------------------------------------------------------------------------------------
         Russell 2000 (6 contracts)             Long         06/14/2001        $1,361,700           $23,265

      At March 31, 2001, the Fund had segregated sufficient cash and/or securities to cover margin requirements on open futures contracts.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                         STANDISH SMALL CAP GROWTH FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                           MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investment in Standish Small Cap Growth Portfolio
    ("Portfolio"), at value (Note 1A)                              $ 44,907,964
  Receivable for Fund shares sold                                     5,136,973
  Receivable from investment adviser (Note 2)                            27,015
  Prepaid expenses                                                       16,867
                                                                   ------------
    Total assets                                                     50,088,819

LIABILITIES
  Payable for Fund shares redeemed                     $6,333,172
  Accrued accounting, custody and transfer agent fees       4,980
  Accrued expenses and other liabilities                    7,887
                                                       ----------
    Total liabilities                                                 6,346,039
                                                                   ------------
NET ASSETS                                                         $ 43,742,780
                                                                   ============
NET ASSETS CONSIST OF:
  Paid-in capital                                                  $ 65,339,036
  Accumulated net realized loss                                     (16,460,858)
  Distributions in excess of net investment income                     (160,987)
  Net unrealized depreciation                                        (4,974,411)
                                                                   ------------
TOTAL NET ASSETS                                                   $ 43,742,780
                                                                   ============
NET ASSETS ATTRIBUTABLE TO:
    Institutional Class                                            $ 36,972,072
                                                                   ============
    Service Class                                                  $  6,770,708
                                                                   ============
SHARES OF BENEFICIAL INTEREST OUTSTANDING
    Institutional Class                                               1,104,413
                                                                   ============
    Service Class                                                       203,411
                                                                   ============
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
  PER SHARE
  (Net Assets/Shares outstanding)
    Institutional Class                                            $      33.48
                                                                   ============
    Service Class                                                  $      33.29
                                                                   ============

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                         STANDISH SMALL CAP GROWTH FUND

                             STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1B)
  Interest income allocated from Portfolio                                $    142,773
  Dividend income allocated from Portfolio                                      19,079
  Expenses allocated from Portfolio                                           (315,010)
                                                                          ------------
    Net investment income allocated from Portfolio                            (153,158)
EXPENSES
  Registration fees                                       $     12,591
  Accounting and custody fees                                   12,270
  Service fees - Service Class (Note 3)                         11,432
  Legal and audit services                                       9,116
  Transfer agent fees - Institutional Class                      6,699
  Transfer agent fees - Service Class                            5,092
  Trustees' fees and expenses (Note 2)                           1,250
  Insurance expense                                                466
  Miscellaneous                                                  4,818
                                                          ------------
      Total expenses                                            63,734

Deduct:
  Reimbursement of operating expenses - Institutional
    Class (Note 2)                                             (44,517)
  Reimbursement of operating expenses - Service Class
    (Note 2)                                                   (11,388)
                                                          ------------
    Total expense deductions                                   (55,905)
                                                          ------------
      Net expenses                                                               7,829
                                                                          ------------
        Net investment loss                                                   (160,987)
                                                                          ------------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized loss allocated from Portfolio on:
    Investment security transactions                       (12,191,088)
    Financial futures contracts                             (3,298,812)
                                                          ------------
      Net realized loss                                                    (15,489,900)
  Change in unrealized appreciation (depreciation)
    allocated from Portfolio on:
    Investment securities                                  (16,437,225)
    Financial futures contracts                                765,502
                                                          ------------
      Change in net unrealized appreciation
        (depreciation)                                                     (15,671,723)
                                                                          ------------
    Net realized and unrealized loss on investments                        (31,161,623)
                                                                          ------------
NET DECREASE IN NET ASSETS FROM OPERATIONS                                $(31,322,610)
                                                                          ============

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                         STANDISH SMALL CAP GROWTH FUND

                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                            SIX MONTHS ENDED
                                                              MARCH 31, 2001         YEAR ENDED
                                                              (UNAUDITED)        SEPTEMBER 30, 2000
                                                            ----------------     ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS
  Net investment loss                                         $   (160,987)        $    (924,016)
  Net realized gain (loss)                                     (15,489,900)           23,237,639
  Change in net unrealized appreciation (depreciation)         (15,671,723)            4,130,693
                                                              ------------         -------------
  Net increase (decrease) in net assets from investment
    operations                                                 (31,322,610)           26,444,316
                                                              ------------         -------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1D)
  From net realized gains on investments
    Institutional Class                                         (6,715,757)           (5,354,756)
    Service Class                                               (1,145,041)                   --
                                                              ------------         -------------
  Total distributions to shareholders                           (7,860,798)           (5,354,756)
                                                              ------------         -------------
FUND SHARE (PRINCIPAL) TRANSACTIONS (NOTE 4)
  Net proceeds from sale of shares
    Institutional Class                                         13,680,011           164,155,390
    Service Class                                               11,673,286             8,960,151
  Value of shares issued to shareholders in payment of
    distributions declared
    Institutional Class                                          6,143,869             5,227,939
    Service Class                                                1,145,041                    --
  Cost of shares redeemed
    Institutional Class                                        (32,066,665)         (151,749,914)
    Service Class                                               (8,520,436)             (842,766)
                                                              ------------         -------------
  Net increase (decrease) in net assets from Fund share
    transactions                                                (7,944,894)           25,750,800
                                                              ------------         -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                        (47,128,302)           46,840,360
NET ASSETS
  At beginning of period                                        90,871,082            44,030,722
                                                              ------------         -------------
  At end of period (including distributions in excess
    of net investment income of $160,987 and $0)              $ 43,742,780         $  90,871,082
                                                              ============         =============

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                         STANDISH SMALL CAP GROWTH FUND

                   FINANCIAL HIGHLIGHTS -- INSTITUTIONAL CLASS
--------------------------------------------------------------------------------

                                                                                                                  FOR THE PERIOD
                                            SIX MONTHS                                           NINE MONTHS    DECEMBER 23, 1996
                                              ENDED            YEAR ENDED SEPTEMBER 30,             ENDED         (COMMENCEMENT
                                          MARCH 31, 2001  ----------------------------------    SEPTEMBER 30,     OF OPERATIONS)
                                           (UNAUDITED)       2000        1999        1998           1997       TO DECEMBER 31, 1996
                                          --------------  ----------  ----------  ----------    -------------  --------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $ 60.87       $ 38.28     $ 22.22      $ 29.12         $20.39             $20.00
                                             -------       -------     -------      -------         ------             ------
FROM INVESTMENT OPERATIONS:
  Net investment income (loss)*                (0.11)(1)     (0.43)(1)   (0.24)(1)    (0.07)(1)       0.03                 --
  Net realized and unrealized gain
    (loss) on investments                     (21.54)        26.82       16.30        (5.01)          8.71               0.39
                                             -------       -------     -------      -------         ------             ------
Total from investment operations              (21.65)        26.39       16.06        (5.08)          8.74               0.39
                                             -------       -------     -------      -------         ------             ------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                      --            --          --        (0.04)         (0.01)                --
  From net realized gain on investments        (5.74)        (3.80)         --        (0.54)            --                 --
  In excess of net realized gain on
    investments                                   --            --          --        (1.24)            --                 --
                                             -------       -------     -------      -------         ------             ------
Total distributions to shareholders            (5.74)        (3.80)         --        (1.82)         (0.01)                --
                                             -------       -------     -------      -------         ------             ------
NET ASSET VALUE, END OF PERIOD               $ 33.48       $ 60.87     $ 38.28      $ 22.22         $29.12             $20.39
                                             =======       =======     =======      =======         ======             ======
TOTAL RETURN+++                               (37.56)%++     71.60%      72.14%      (17.84)%        42.94%++              --(2)

RATIOS/SUPPLEMENTAL DATA:
  Expenses (to average daily net
    assets)*(3)                                 1.00%+        0.98%       1.00%        0.58%          0.00%+               --(2)
  Net Investment Income (Loss) (to
    average daily net assets)*                 (0.51)%+      (0.70)%     (0.73)%      (0.25)%         0.49%+               --(2)
  Net Assets, End of Period (000's
    omitted)                                 $36,972       $82,840     $44,031      $11,944         $6,314             $  484

----------
*     For the periods indicated, the investment adviser voluntarily agreed not to impose a portion of its investment advisory fee and/or reimbursed the Fund for a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and ratios would have been:

    Net investment loss per share            $ (0.15)(1)       N/A     $ (0.30)(1)  $ (0.42)(1)     $(0.25)                --(2)

    Ratios (to average daily net assets):
      Expenses(3)                               1.17%+         N/A        1.18%        1.94%          3.56%+               --(2)
      Net investment loss                      (0.68)%+        N/A       (0.91)%      (1.61)%        (3.07)%+              --(2)

(1)  Calculated based on average shares outstanding.
(2)  Amounts are not meaningful due to the short period of operations.
(3) Includes the Fund's share of the Standish Small Cap Growth Portfolio's (formerly the Standish Small Capitalization Equity Portfolio II) allocated expenses.
+    Computed on an annualized basis.
++   Not annualized.
+++  Total return would have been lower in the absence of expense waivers.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                         STANDISH SMALL CAP GROWTH FUND

                      FINANCIAL HIGHLIGHTS -- SERVICE CLASS
--------------------------------------------------------------------------------

                                                                            FOR THE PERIOD
                                                           SIX MONTHS         MAY 8, 2000
                                                             ENDED         (COMMENCEMENT OF
                                                         MARCH 31, 2001       OPERATIONS)
                                                          (UNAUDITED)    TO SEPTEMBER 30, 2000
                                                         --------------  ---------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $60.83             $59.04
                                                             ------             ------
FROM INVESTMENT OPERATIONS:
  Net investment loss*                                        (0.12)(1)          (0.21)(1)
  Net realized and unrealized gain (loss) on
    investments                                              (21.70)              2.00
                                                             ------             ------
Total from investment operations                             (21.82)              1.79
                                                             ------             ------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net realized gain on investments                       (5.72)                --
                                                             ------             ------
Total distributions to shareholders                           (5.72)                --
                                                             ------             ------
NET ASSET VALUE, END OF PERIOD                               $33.29             $60.83
                                                             ======             ======
TOTAL RETURN+++                                              (37.63)%++           3.03%++

RATIOS/SUPPLEMENTAL DATA:
  Expenses (to average daily net assets)*(2)                   1.25%+             1.23%+
  Net Investment Loss (to average daily net assets)*          (0.55)%+           (0.84)%+
  Net Assets, End of Period (000's omitted)                  $6,771             $8,031

----------
* For the periods indicated, the investment adviser voluntarily agreed to reimburse the class for a portion of its operating expenses. If this voluntary action had not been taken, the investment loss per share and ratios would have been:

    Net investment loss per share                            $(0.17)(1)         $(0.24)(1)
    Ratios (to average daily net assets):
      Expenses(2)                                              1.50%+             1.36%+
      Net investment loss                                     (0.80)%+           (0.97)%+

(1)  Calculated based on average shares outstanding.
(2) Includes the Fund's share of the Standish Small Cap Growth Portfolio's (formerly the Standish Small Capitalization Equity Portfolio II) allocated expenses.
+    Computed on an annualized basis.
++   Not annualized.
+++  Total return would have been lower in the absence of expense waivers.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                         STANDISH SMALL CAP GROWTH FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)   SIGNIFICANT ACCOUNTING POLICIES:

      Standish, Ayer & Wood Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Small Cap Growth Fund (the "Fund") is a separate diversified investment series of the Trust.

      The Fund invests all of its investable assets in an interest in Standish Small Cap Growth Portfolio (the "Portfolio"), a subtrust of Standish, Ayer & Wood Master Portfolio (the "Portfolio Trust"), which is organized as a New York trust, and has the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 100% at March 31, 2001). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

      The Fund currently offers two classes of shares: Institutional Class and Service Class. Expenses of the Fund are borne pro-rata by the holders of each class of shares, except for transfer agent fees and an account service fee of 0.25% of the average daily net assets of the Service Class of shares. Each class votes separately as a class only with respect to its own distribution plan (Service Class only) or other matters that relate only to that class. Shares of each class would receive their pro-rata share of the net assets of the Fund (after satisfaction of any class-specific expenses) if the Fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

      Shares of the Service Class may be purchased by entities ("Account Administrators") that provide omnibus accounting services for groups of individuals who beneficially own Service Class shares ("Omnibus Accounts"). Omnibus Accounts include pension and retirement plans (such as 401(k) plans, 457 plans and 403(b) plans), and programs through which personal and or account maintenance services are provided to groups of individuals whether or not such individuals invest on a tax-deferred basis. Individual investors may only purchase Service Class shares through their Omnibus Account Administrators.

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      A. INVESTMENT SECURITY VALUATIONS

      The Fund records its investment in the Portfolio at value. The method by which the Portfolio values its securities is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

      B. SECURITIES TRANSACTIONS AND INCOME

      Securities transactions are recorded as of the trade date. Currently, the Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles. All realized and unrealized gains and losses of the Portfolio are allocated pro rata among the investors in the Portfolio.

      C. FEDERAL TAXES

      As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                         STANDISH SMALL CAP GROWTH FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      D. DISTRIBUTIONS TO SHAREHOLDERS

      Distributions to shareholders are recorded on ex-dividend date. The Fund's dividends from short-term and long-term capital gains, if any, after reduction of capital losses will be declared and distributed at least annually. In determining the amounts of its dividends, the Fund will take into account its share of the income, gains or losses, expenses, and any other tax items of the Portfolio. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless a shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for net operating losses, losses deferred due to wash sales and the tax practice known as equalization.

      Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to undistributed net investment income, accumulated net realized gain (loss) and paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

      E. ALLOCATION OF OPERATING ACTIVITY

      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated among the share classes of the Fund based on the relative net assets of each class. Transfer agent fees, which are directly attributable to a class of shares, are charged to that class' operations. Service fees, which are directly attributable to the Service Class shares, are charged to the Service Class operations.

(2)   INVESTMENT ADVISORY FEE:

      The Fund does not directly pay any investment advisory fees, but indirectly bears its pro rata share of the compensation paid by the Portfolio to Standish, Ayer, & Wood, Inc. ("SA&W") for such services. See
      Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. SA&W voluntarily agreed to limit the Institutional Class operating expense (excluding brokerage commission, taxes and extraordinary expense) to 1.00% of the Institutional Class' average daily net assets and the Service Class operating expenses (excluding brokerage commissions, taxes and extraordinary expenses), so that the Service Class annual operating expenses do not exceed the total operating expenses of the Institutional Class (net of any expense limitation) for the comparable period plus 0.25% (the maximum Service
      Fee). Pursuant to this agreement, for the six months ended March 31, 2001, SA&W reimbursed the Institutional Class $44,517 and the Service Class $11,388 for class specific operating expenses. This agreement is voluntary and temporary and may be discontinued or revised by SA&W at any time. No director, officer or employee of SA&W or its affiliates receives any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of SA&W or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

(3)   SERVICE FEE:

      Pursuant to a service plan, the Service Class pays a service fee at an aggregate annual rate of up to 0.25% of the class' average daily net assets. The service fee is payable for the benefit of participants in the omnibus accounts that are shareholders in the Service Class and is intended to be compensation to account administrators for providing personal services and/or account maintenance services to participants in omnibus accounts that are the beneficial owners of Service Class shares.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                         STANDISH SMALL CAP GROWTH FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(4)   INVESTMENT TRANSACTIONS:

      Increases and decreases in the Fund's investment in the Portfolio for the six months ended March 31, 2001 aggregated $20,352,071 and $35,242,802, respectively.

(5)   SHARES OF BENEFICIAL INTEREST:

      The Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                                  SIX MONTHS ENDED
                                                                   MARCH 31, 2001            YEAR ENDED
                                                                    (UNAUDITED)          SEPTEMBER 30, 2000
                                                                  ----------------  ----------------------------
         INSTITUTIONAL CLASS:
         Shares sold                                                   307,411                2,544,770
         Shares issued to shareholders in payment of
           distributions declared                                      145,624                  107,882
         Shares redeemed                                              (709,574)              (2,441,864)
                                                                     ---------              -----------
         Net increase (decrease)                                      (256,539)                 210,788
                                                                     =========              ===========

                                                                  SIX MONTHS ENDED    PERIOD FROM MAY 8, 2000
                                                                   MARCH 31, 2001   (COMMENCEMENT OF OPERATIONS)
                                                                    (UNAUDITED)        TO SEPTEMBER 30, 2000
                                                                  ----------------  ----------------------------
         SERVICE CLASS:
         Shares sold                                                   286,126                  146,431
         Shares issued to shareholders in payment of
           distributions declared                                       27,166                       --
         Shares redeemed                                              (241,920)                 (14,392)
                                                                     ---------              -----------
         Net increase                                                   71,372                  132,039
                                                                     =========              ===========

      At March 31, 2001, two shareholders held of record approximately 16% and 15% of the total outstanding shares of the Institutional Class and one shareholder held of record approximately 84% of the total outstanding shares of the Service class. Investment activity of these shareholders could have a material impact on the Fund.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                       STANDISH SMALL CAP GROWTH PORTFOLIO

              SCHEDULE OF INVESTMENTS - MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        VALUE
SECURITY                                                  SHARES      (NOTE 1A)
--------------------------------------------------------------------------------
EQUITIES -- 81.1%
CAPITAL GOODS -- 6.6%
Active Power, Inc.*                                        17,800    $   361,562
Astropower, Inc.*                                          11,100        333,000
EGL, Inc.*                                                 31,000        755,625
Expeditors International Washington, Inc.                   6,200        312,712
Shaw Group, Inc.*                                          18,600        868,806
Virata Corp.*                                              26,900        351,381
                                                                     -----------
                                                                       2,983,086
                                                                     -----------
CONSUMER STABLE -- 3.0%
Hain Celestial Group, Inc.*                                20,200        585,800
Performance Food Group Co.*                                 9,200        483,000
Whole Foods Market, Inc.*                                   7,100        299,087
                                                                     -----------
                                                                       1,367,887
                                                                     -----------
EARLY CYCLICAL -- 4.2%
Atlantic Coast Airlines, Inc.*                             22,300        468,300
Ryanair Holdings PLC ADR*                                   9,000        400,500
Skywest, Inc.                                              43,900      1,020,675
                                                                     -----------
                                                                       1,889,475
                                                                     -----------
ENERGY -- 10.4%
Cal Dive International, Inc.*                              37,200        943,950
Core Laboratories, Inc.*                                   29,500        553,715
Dril-Quip*                                                 13,300        319,200
FuelCell Energy, Inc.*                                      5,900        297,950
Global Industries Ltd.*                                    42,700        621,819
National-Oilwell, Inc.*                                    26,000        900,380
Newfield Exploration Co.*                                  21,000        732,900
Stone Energy Corp.*                                         5,900        290,693
                                                                     -----------
                                                                       4,660,607
                                                                     -----------
FINANCIAL -- 5.2%
Costar Group, Inc.*                                        34,700        663,637
Eaton Vance Corp.                                          16,000        496,800
Investment Technology Group, Inc.*                          7,900        404,480
Landamerica Financial Group, Inc.                           9,100        323,778
Southwest Bancorporation of Texas, Inc.*                   13,600        426,700
                                                                     -----------
                                                                       2,315,395
                                                                     -----------
GROWTH CYCLICAL -- 5.8%
Buca, Inc.*                                                31,300        582,806
Columbia Sportswear Co.*                                    5,500        250,164
Factory 2-U Stores, Inc.*                                  13,000        355,062
Hot Topic, Inc.*                                           14,200        397,600
Kenneth Cole Productions, Inc., Class A*                    9,500        237,025
Pacific Sunwear of California, Inc.*                       11,100        305,250
THQ, Inc.*                                                 12,100        459,800
                                                                     -----------
                                                                       2,587,707
                                                                     -----------

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                       STANDISH SMALL CAP GROWTH PORTFOLIO

              SCHEDULE OF INVESTMENTS - MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        VALUE
SECURITY                                                  SHARES      (NOTE 1A)
--------------------------------------------------------------------------------
HEALTH CARE -- 18.1%
AdvancePCS*                                                10,200    $   553,509
Alkermes, Inc.*                                            20,800        456,300
Amerisource Health Corp., Class A*                         11,000        539,550
Biopure Corp.*                                             15,800        210,337
Charles River Laboratories International, Inc.*            19,900        492,525
Cooper Companies, Inc.                                     11,900        563,465
Cyberonics, Inc.*                                          16,900        273,569
Dendreon Corp.*                                            26,100        181,069
Eclipsys Corp.*                                            23,100        450,450
Enzon, Inc.*                                                6,100        289,750
ICN Pharmaceuticals, Inc.                                  21,700        551,831
ImClone Systems, Inc.*                                      5,800        192,487
Inhale Therapeutic Systems, Inc.*                           8,000        171,000
Novoste Corp.*                                             15,000        263,437
Packard BioScience Co.*                                    33,300        247,149
Pain Therapeutics, Inc.*                                   29,400        306,862
Pharmaceutical Product Development, Inc.*                  17,100        720,337
Protein Design Labs, Inc.*                                  4,600        204,700
Renal Care Group, Inc.*                                    16,600        445,212
Syncor International Corp.*                                 6,700        216,075
Tripath Technology, Inc.*                                  35,300        269,163
United Therapeutics*                                       11,500        200,531
XOMA Ltd.*                                                 44,200        318,377
                                                                     -----------
                                                                       8,117,685
                                                                     -----------
SERVICES -- 15.5%
ACTV, Inc.*                                                76,600        313,585
Bright Horizons, Inc.*                                     20,400        483,480
Caminus Corp.*                                             35,800        731,663
Career Education Corp.*                                    14,200        713,550
Copart, Inc.*                                              29,700        608,553
Corporate Executive Board Co.*                             20,600        621,863
Devry, Inc.*                                               12,500        375,625
Education Management Corp.*                                12,400        404,550
Entercom Communications Corp.*                             14,000        550,200
Iron Mountain, Inc.*                                        7,600        291,232
Mediacom Communications Corp.*                             15,600        305,175
Radio One, Inc., Class D *                                 45,600        701,100
SBA Communications Corp.*                                   6,700        105,944
SBS Broadcasting SA*                                        6,700        129,813
SmartForce PLC ADR*                                        19,100        423,781
SynQuest, Inc.*                                            40,600        205,538
                                                                     -----------
                                                                       6,965,652
                                                                     -----------
TECHNOLOGY -- 9.5%
Align Technology, Inc.*                                    17,400        126,150
Avocent Corp.*                                             13,100        285,744
Centillium Communications, Inc.*                            6,400        156,400
ChoicePoint, Inc.*                                         14,050        474,890
Elantec Semiconductor, Inc.*                                6,300        166,950
Emulex Corp.*                                              13,400        252,088

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                       STANDISH SMALL CAP GROWTH PORTFOLIO

              SCHEDULE OF INVESTMENTS - MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        VALUE
SECURITY                                                  SHARES      (NOTE 1A)
--------------------------------------------------------------------------------
TECHNOLOGY (CONTINUED)
Exar Corp.*                                                10,500    $   206,063
I-Many, Inc.*                                              40,200        457,275
MatrixOne, Inc.*                                           12,800        218,400
Merix Corp.*                                               23,600        317,125
Metawave Communications Corp.*                             43,400        268,538
Netegrity, Inc.*                                            5,800        142,825
Optimal Robotics Corp. ADR*                                15,000        390,938
Pixelworks, Inc.*                                          15,500        155,000
Sirus Satellite Radio, Inc.*                               21,700        269,894
UTStarcom, Inc.*                                            9,900        164,588
XM Satellite Radio Holdings, Inc., Class A*                32,400        224,775
                                                                     -----------
                                                                       4,277,643
                                                                     -----------
UTILITIES -- 2.8%
Black Hills Corp.                                           2,700        123,417
Orion Power Holdings, Inc.*                                19,900        610,930
Utilicorp United, Inc.                                     16,100        520,996
                                                                     -----------
                                                                       1,255,343
                                                                     -----------
TOTAL EQUITIES (COST $41,422,927)                                     36,420,480
                                                                     -----------

                                                           PAR
                                    RATE     MATURITY     VALUE
                                   ------   ----------   -------
SHORT-TERM INVESTMENTS -- 5.1%

U.S. GOVERNMENT AGENCY -- 0.2%
FHLMC Discount Note+#              5.015%   06/22/2001    $80,000         79,064
                                                                     -----------
REPURCHASE AGREEMENTS -- 4.9%
Tri-party repurchase agreement dated 03/30/01 with
Salomon Smith Barney, Inc. and Investors Bank and
Trust Company, due 04/02/01, with a maturity value of
$2,196,351 and an effective yield of 4.37%,
collateralized by a U.S. Government Obligation with a
rate of 8.75%, a maturity date of 05/15/17 and an
aggregate market value of $2,242,743.                                  2,195,551
                                                                     -----------
TOTAL SHORT-TERM INVESTMENTS (COST $2,274,671)                         2,274,615
                                                                     -----------
TOTAL INVESTMENTS -- 86.2% (COST $43,697,598)                        $38,695,095

OTHER ASSETS, LESS LIABILITIES -- 13.8%                                6,213,068
                                                                     -----------
NET ASSETS -- 100.0%                                                 $44,908,163
                                                                     ===========

NOTES TO SCHEDULE OF INVESTMENTS:

ADR - American Depositary Receipt
FHLMC - Federal Home Loan Mortgage Corporation
*    Non-income producing security.
+    Denotes all or part of security segregated as collateral.
#    Rate noted is yield to maturity.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                       STANDISH SMALL CAP GROWTH PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES
                           MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investments, at value (Note 1A) (identified cost,
    $43,697,598)                                                    $38,695,095
  Cash                                                                5,076,868
  Receivable for investments sold                                     1,169,085
  Interest and dividends receivable                                       4,248
  Receivable for variation margin on open financial
    futures contracts (Note 5)                                           99,300
  Deferred organization costs (Note 1E)                                   3,470
  Prepaid expenses                                                       10,991
                                                                    -----------
    Total assets                                                     45,059,057

LIABILITIES
  Payable for investments purchased                     $130,227
  Accrued accounting and custody fees                      8,252
  Accrued expenses and other liabilities                  12,415
                                                        --------
    Total liabilities                                                   150,894
                                                                    -----------
NET ASSETS (APPLICABLE TO INVESTORS' BENEFICIAL
  INTERESTS)                                                        $44,908,163
                                                                    ===========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                       STANDISH SMALL CAP GROWTH PORTFOLIO

                             STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1C)
  Interest income                                                         $    142,773
  Dividend income                                                               19,079
                                                                          ------------
    Total income                                                               161,852
EXPENSES
  Investment advisory fee (Note 2)                        $    251,988
  Accounting and custody fees                                   52,026
  Legal and audit services                                      13,290
  Trustees' fees and expenses (Note 2)                           4,055
  Insurance expense                                              3,740
  Amortization of organizational expenses (Note 1E)              2,368
  Miscellaneous                                                  1,921
                                                          ------------
    Total expenses                                             329,388

Deduct:
  Waiver of investment advisory fee                            (14,377)
                                                          ------------
    Net expenses                                                               315,011
                                                                          ------------
      Net investment loss                                                     (153,159)
                                                                          ------------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized loss
    Investment security transactions                       (12,191,137)
    Financial futures contracts                             (3,298,825)
                                                          ------------
      Net realized loss                                                    (15,489,962)
  Change in unrealized appreciation (depreciation)
    Investment securities                                  (16,437,283)
    Financial futures contracts                                765,505
                                                          ------------
      Change in net unrealized appreciation
        (depreciation)                                                     (15,671,778)
                                                                          ------------
    Net realized and unrealized loss                                       (31,161,740)
                                                                          ------------
NET DECREASE IN NET ASSETS FROM OPERATIONS                                $(31,314,899)
                                                                          ============

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                       STANDISH SMALL CAP GROWTH PORTFOLIO

                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                            SIX MONTHS ENDED
                                                             MARCH 31, 2001          YEAR ENDED
                                                              (UNAUDITED)        SEPTEMBER 30, 2000
                                                            ----------------     ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS
  Net investment loss                                         $   (153,159)        $    (825,522)
  Net realized gain (loss)                                     (15,489,962)           23,237,709
  Change in net unrealized appreciation (depreciation)         (15,671,778)            4,130,758
                                                              ------------         -------------
  Net increase (decrease) in net assets from investment
    operations                                                 (31,314,899)           26,542,945
                                                              ------------         -------------

CAPITAL TRANSACTIONS
  Contributions                                                 20,352,071           173,066,544
  Withdrawals                                                  (35,242,802)         (152,427,811)
                                                              ------------         -------------
  Net increase (decrease) in net assets from capital
    transactions                                               (14,890,731)           20,638,733
                                                              ------------         -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                        (46,205,630)           47,181,678

NET ASSETS
  At beginning of period                                        91,113,793            43,932,115
                                                              ------------         -------------
  At end of period                                            $ 44,908,163         $  91,113,793
                                                              ============         =============

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                      STANDISH SMALL CAP GROWTH PORTFOLIO

                               SUPPLEMENTAL DATA
--------------------------------------------------------------------------------

                                                                                                                FOR THE PERIOD
                                       SIX MONTHS                                           NINE MONTHS       DECEMBER 23, 1996
                                         ENDED            YEAR ENDED SEPTEMBER 30,             ENDED           (COMMENCEMENT OF
                                     MARCH 31, 2001  ----------------------------------    SEPTEMBER 30,         OPERATIONS)
                                      (UNAUDITED)       2000        1999        1998            1997         TO DECEMBER 31, 1996
                                     --------------  ----------  ----------  ----------  ------------------  --------------------
RATIOS:
Expenses (to average daily net
  assets)*                                 1.00%+        0.91%        0.95%      0.58%          0.00%+                --(1)
Net Investment Income
  (Loss) (to average
  daily net assets)*                      (0.49)%+      (0.63)%      (0.67)%    (0.25)%         0.50%+                --(1)
Portfolio Turnover                           92%++        305%         242%       147%           122%++               --
Net Assets, End of Period (000's
  omitted)                              $44,908       $91,114      $43,932    $11,923        $ 6,296             $   484

----------
*     For the periods indicated, the investment adviser voluntarily agreed not to impose a portion of its investment advisory fee and/or reimbursed the Portfolio for a portion of its operating expenses. If this voluntary action had not been taken, the ratios would have been:

  Ratios (to average daily net assets):
    Expenses                               1.05%+         N/A          N/A       1.39%          4.33%+                --(1)
    Net investment loss                   (0.54)%+        N/A          N/A      (1.06)%        (3.84)%+               --(1)

+    Computed on an annualized basis.
++   Not annualized.
(1)  Amounts are not meaningful due to the short period of operations.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                       STANDISH SMALL CAP GROWTH PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)   SIGNIFICANT ACCOUNTING POLICIES:

      Standish, Ayer & Wood Master Portfolio (the "Portfolio Trust") was organized as a master trust fund under the laws of the State of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Small Cap Growth Portfolio (the "Portfolio") is a separate diversified investment series of the Portfolio Trust.

      At March 31, 2001, there was one Fund, Standish Small Cap Growth Fund (the "Fund") invested in the Portfolio. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The Fund's proportionate interest at March 31, 2001 was approximately 100%.

      The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      A. INVESTMENT SECURITY VALUATIONS

      Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are normally traded. Market quotations are not considered to be readily available for certain debt obligations; such investments are stated at fair value on the basis of valuations furnished by a pricing service or dealers, approved by the Trustees, which determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and variable relationships between securities that are generally recognized by institutional traders. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.

      Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Portfolio are valued at amortized cost, which approximates market value. If the Portfolio acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized value based upon the value on such date unless the trustees determine during such sixty-day period that amortized value does not represent fair value.

      B. REPURCHASE AGREEMENTS

      It is the policy of the Portfolio to require the custodian bank to take possession of, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Collateral for certain tri-party repurchase agreements is held at the custodian in a segregated account for the benefit of the Portfolio and the counterparty. Additionally, procedures have been established by the Portfolio to monitor on a daily basis, the market value and accrued interest of the repurchase agreements underlying investments to ensure the existence of a proper level of collateral.

      C. SECURITIES TRANSACTIONS AND INCOME

      Securities transactions are recorded as of the trade date. Interest income is determined on the basis of interest accrued, adjusted for amortizaion of premium or accretion of discount on long-term debt securities when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                       STANDISH SMALL CAP GROWTH PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      D. INCOME TAXES

      The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the source of income and diversification requirements applicable to regulated investment companies (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio allocates at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss deduction or credit.

      E. DEFERRED ORGANIZATIONAL EXPENSES

      Costs incurred by the Portfolio in connection with its organization and initial registration are being amortized, on a straight-line basis, through December 2001.

(2)   INVESTMENT ADVISORY FEE:

      The investment advisory fee paid to Standish, Ayer & Wood, Inc. ("SA&W") for overall investment advisory and administrative services is paid monthly at the annual rate of 0.80% of the Portfolio's average daily net assets. SA&W voluntarily agreed to limit total Portfolio operating expenses (excluding brokerage commissions, taxes and extraordinary expenses) to 1.00% of the Portfolio's average daily net assets for the six months ended March 31, 2001. Pursuant to this agreement, for the six months ended March 31, 2001, SA&W voluntarily did not impose $14,377 of its investment advisory fee. This agreement is voluntary and temporary and may be discontinued or revised by SA&W at any time. No director, officer or employee of SA&W or its affiliates receives any compensation from the Trust or the Portfolio for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of SA&W or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

(3)   PURCHASES AND SALES OF INVESTMENTS:

      Purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended March 31,2001 were $52,957,513 and $67,602,412, respectively. For the six months ended March 31, 2001, the Portfolio did not purchase or sell any U.S. Government securities.

(4)   FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES:

      The cost and unrealized appreciation (depreciation) in value of the investment securities owned at March 31, 2001, as computed on a federal income tax basis, were as follows:

         Aggregate Cost                                             $43,697,598
                                                                    ===========
         Gross unrealized appreciation                                2,602,360
         Gross unrealized depreciation                               (7,604,863)
                                                                    -----------
         Net unrealized depreciation                                $(5,002,503)
                                                                    ===========

(5)   FINANCIAL INSTRUMENTS:

      In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these instruments are set forth more fully in Parts A and B of the Portfolio Trust's registration statement.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                       STANDISH SMALL CAP GROWTH PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      The Portfolio trades the following financial instruments with off-balance sheet risk:

      OPTIONS

      Call and put options give the holder the right to purchase or sell a security or currency or enter into a swap arrangement on a future date at a specified price. The Portfolio may use options to seek to hedge against risks of market exposure and changes in security prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Portfolio's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Portfolio's exposure to the underlying instrument, or hedge other Portfolio investments. Options, both held and written by the Portfolio, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased options is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contract or if the counterparty does not perform under the contract's terms.

      Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Portfolio is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

      Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by the dealers.

      The Portfolio entered into no such transactions during the six months ended March 31, 2001.

      FUTURES CONTRACTS

      The Portfolio may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements the Portfolio deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Portfolio's exposure to the underlying instrument, while selling futures tends to decrease the Portfolio's exposure to the underlying instrument or hedge other investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparty does not perform under the contract's terms. The Portfolio enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

      At March 31, 2001, the Portfolio held the following financial futures contracts:

                                                                                       UNDERLYING FACE
         CONTRACT                                    POSITION     EXPIRATION DATE      AMOUNT AT VALUE      UNREALIZED GAIN
         ------------------------------------------------------------------------------------------------------------------
         Russell 2000 (10 contracts)                   Long         06/14/2001           $2,269,500             $28,150

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                       STANDISH SMALL CAP GROWTH PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      At March 31, 2001, the Portfolio had segregated sufficient cash and/or securities to cover margin requirements on open futures contracts.

(6)   LINE OF CREDIT:

      The Portfolio, and other subtrusts in the Portfolio Trust and funds in the Standish, Ayer & Wood Investment Trust (the "Trust") are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate, up to $35 million. Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a commitment fee, computed at an annual rate of .065 of 1% on the daily unused portion of the facility, is allocated ratably among the participating portfolios/funds at the end of each quarter. For the six months ended March 31, 2001, expense related to the commitment fee was $1,842 for the Portfolio.

      During the six months ended March 31, 2001, the Portfolio had no borrowings under the credit facility.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                        STANDISH SELECT VALUE ASSET FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                           MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investment in Standish Select Value Portfolio
    ("Portfolio"), at value (Note 1A)                              $54,963,805
  Receivable for Fund shares sold                                       42,915
  Deferred organization costs (Note 1D)                                  1,680
  Prepaid expenses                                                       9,102
                                                                   -----------
    Total assets                                                    55,017,502

LIABILITIES
  Accrued accounting, custody and transfer agent fees   $ 2,242
  Accrued expenses and other liabilities                 32,903
                                                        -------
    Total liabilities                                                   35,145
                                                                   -----------
NET ASSETS                                                         $54,982,357
                                                                   ===========
NET ASSETS CONSIST OF:
  Paid-in capital                                                  $49,770,652
  Accumulated net realized loss                                       (411,247)
  Undistributed net investment income                                  222,758
  Net unrealized appreciation                                        5,400,194
                                                                   -----------
TOTAL NET ASSETS                                                   $54,982,357
                                                                   ===========
SHARES OF BENEFICIAL INTEREST OUTSTANDING                            3,078,759
                                                                   ===========
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
  PER SHARE
  (Net Assets/Shares outstanding)                                  $     17.86
                                                                   ===========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                        STANDISH SELECT VALUE ASSET FUND

                             STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1B)
  Dividend income allocated from Portfolio                          $  430,727
  Interest income allocated from Portfolio                              52,832
  Expenses allocated from Portfolio                                   (174,803)
                                                                    ----------
    Net investment income allocated from Portfolio                     308,756

EXPENSES
  Administration service fee (Note 3)                    $  68,123
  Accounting, custody, and transfer agent fees              13,588
  Registration fees                                          8,227
  Legal and audit services                                   7,266
  Trustees' fees and expenses (Note 2)                       1,246
  Insurance expense                                            658
  Amortization of organizational expenses (Note 1D)            559
  Miscellaneous                                              8,605
                                                         ---------
      Total expenses                                       108,272

Deduct:
  Reimbursement of Fund operating expenses (Note 2)        (21,571)
                                                         ---------
    Net expenses                                                        86,701
                                                                    ----------
      Net investment income                                            222,055
                                                                    ----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain (loss) allocated from Portfolio on:
    Investment security transactions                       186,897
    Financial futures contracts                           (219,138)
                                                         ---------
      Net realized loss                                                (32,241)
  Change in unrealized appreciation (depreciation)
    allocated from Portfolio on:
    Investment securities                                  825,465
    Financial futures contracts                             41,502
                                                         ---------
      Change in net unrealized appreciation
       (depreciation)                                                  866,967
                                                                    ----------
    Net realized and unrealized gain on investments                    834,726
                                                                    ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                          $1,056,781
                                                                    ==========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                        STANDISH SELECT VALUE ASSET FUND

                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                            SIX MONTHS ENDED
                                                             MARCH 31, 2001          YEAR ENDED
                                                              (UNAUDITED)        SEPTEMBER 30, 2000
                                                            ----------------     ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS
  Net investment income                                       $   222,055           $    267,949
  Net realized gain (loss)                                        (32,241)             6,814,775
  Change in net unrealized appreciation (depreciation)            866,967                476,852
                                                              -----------           ------------
  Net increase in net assets from investment operations         1,056,781              7,559,576
                                                              -----------           ------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1E)
  From net investment income                                     (111,107)              (175,319)
  From net realized gains on investments                       (6,005,453)            (6,435,217)
                                                              -----------           ------------
  Total distributions to shareholders                          (6,116,560)            (6,610,536)
                                                              -----------           ------------
FUND SHARE (PRINCIPAL) TRANSACTIONS (NOTE 5)
  Net proceeds from sale of shares                              2,873,119              2,962,554
  Value of shares issued to shareholders in payment of
    distributions declared                                      6,116,560              6,610,536
  Cost of shares redeemed                                      (1,722,495)           (14,961,955)
                                                              -----------           ------------
  Net increase (decrease) in net assets from Fund share
    transactions                                                7,267,184             (5,388,865)
                                                              -----------           ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                         2,207,405             (4,439,825)

NET ASSETS
  At beginning of period                                       52,774,952             57,214,777
                                                              -----------           ------------
  At end of period (including undistributed net
    investment income of $222,758 and $111,810)               $54,982,357           $ 52,774,952
                                                              ===========           ============

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                        STANDISH SELECT VALUE ASSET FUND

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                 SIX MONTHS
                                                   ENDED            YEAR ENDED SEPTEMBER 30,
                                               MARCH 31, 2001  ----------------------------------
                                                (UNAUDITED)       2000        1999      1998(2)
                                               --------------  ----------  ----------  ----------
NET ASSET VALUE, BEGINNING OF PERIOD              $ 19.66       $ 19.12     $ 17.51     $ 20.00
                                                  -------       -------     -------     -------
FROM INVESTMENT OPERATIONS:
  Net investment income*                             0.08(1)       0.10(1)     0.10(1)     0.05(1)
  Net realized and unrealized gain (loss) on
    investments                                      0.38          2.77        2.02       (2.42)
                                                  -------       -------     -------     -------
Total from investment operations                     0.46          2.87        2.12       (2.37)
                                                  -------       -------     -------     -------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                        (0.04)        (0.06)      (0.10)      (0.12)
  From net realized gain on investments             (2.22)        (2.27)      (0.41)         --
                                                  -------       -------     -------     -------
Total distributions to shareholders                 (2.26)        (2.33)      (0.51)      (0.12)
                                                  -------       -------     -------     -------
NET ASSET VALUE, END OF PERIOD                    $ 17.86       $ 19.66     $ 19.12     $ 17.51
                                                  =======       =======     =======     =======
TOTAL RETURN+++                                      2.04%++      16.28%      12.04%     (11.66)%++

RATIOS/SUPPLEMENTAL DATA:
  Expenses (to average daily net assets)*(3)         0.96%+        0.96%       0.91%       0.83%+
  Net Investment Income (to average daily net
    assets)*                                         0.82%+        0.52%       0.52%       0.46%+
  Net Assets, End of Period (000's omitted)       $54,982       $52,775     $57,215     $ 8,799

----------
* For the periods indicated, the investment adviser voluntarily agreed to reimburse the Fund for a portion of its operating expenses. If this voluntary action had not been taken, the investment income (loss) per share would have been:

    Net investment income (loss) per share        $  0.07(1)    $  0.08(1)  $  0.10(1)  $ (0.14)(1)

    Ratios (to average daily net assets):
    Expenses(3)                                      1.04%+        1.05%       0.94%       2.49%+
    Net investment income (loss)                     0.74%+        0.43%       0.49%      (1.20)%+

(1)  Calculated based on average shares outstanding.
(2) For the period October 8, 1997 (commencement of operations) to September 30, 1998.
(3) Includes the Fund's share of Standish Select Value Portfolio's (formerly, Standish Equity Portfolio) allocated expenses for the periods since October 8, 1997.
+    Computed on an annualized basis.
++   Not annualized.
+++  Total return would have been lower in the absence of expense waivers.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                        STANDISH SELECT VALUE ASSET FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)   SIGNIFICANT ACCOUNTING POLICIES:

      Standish, Ayer & Wood Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Select Value Asset Fund (the "Fund") is a separate diversified investment series of the Trust.

      The Fund invests all of its investable assets in an interest of the Standish Select Value Portfolio (the "Portfolio"), a subtrust of Standish, Ayer & Wood Master Portfolio (the "Portfolio Trust"), which is organized as a New York trust, and has the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 37% at March 31, 2001). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

      Shares of the Fund may be purchased by entities ("Account Administrators") that provide omnibus accounting services for groups of individuals who beneficially own Fund shares ("Omnibus Accounts"). Omnibus Accounts include pension and retirement plans (such as 401(k) plans, 457 plans and 403 (b) plans), and programs through which personal and or account maintenance services are provided to groups of individuals whether or not such individuals invest on a tax-deferred basis. Individual investors may only purchase Fund shares through their Omnibus Account Administrators.

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      A. INVESTMENT SECURITY VALUATIONS

      The Fund records its investment in the Portfolio at value. The method by which the Portfolio values its securities is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

      B. SECURITIES TRANSACTIONS AND INCOME

      Securities transactions are recorded as of the trade date. Currently, the Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles. All realized and unrealized gains and losses of the Portfolio are allocated pro rata among the investors in the Portfolio.

      C. FEDERAL TAXES

      As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year.

      D. DEFERRED ORGANIZATIONAL EXPENSES

      Costs associated with the Fund's organization and initial registration are being amortized, on a straight-line basis, through September 2002.

      E. DISTRIBUTIONS TO SHAREHOLDERS:

      The Fund's dividends from short-term and long-term capital gains, if any, after reduction of capital losses will be declared and distributed at least annually, as will dividends from net investment income. In determining the amounts of its dividends, the Fund will take into account its share of the income, gains or losses, expenses, and any other tax items of the Portfolio. Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                        STANDISH SELECT VALUE ASSET FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless a shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales.

      Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to undistributed net investment income, accumulated net realized gain (loss) and paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

      F. EXPENSES

      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

(2)   INVESTMENT ADVISORY FEE:

      The Fund does not directly pay any investment advisory fees, but indirectly bears its pro rata share of the compensation paid by the Portfolio to Standish, Ayer & Wood, Inc. ("SA&W") for such services. See
      Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. SA&W voluntarily agreed to limit the total operating expenses of the Fund and its pro rata share of the Portfolio expenses (excluding commissions, taxes, and extraordinary expenses) for the six months ended March 31, 2001, so that the Fund's annual operating expenses do not exceed the total operating expenses of the Standish Select Value Fund (net of any expense limitation) for the comparable period plus 0.25% (the Fund's maximum Administration Service Fee). Pursuant to this agreement, for the six months ended March 31, 2001, SA&W voluntarily reimbursed the Fund for $21,571 of its operating expenses. This agreement is voluntary and temporary and may be discontinued or revised by SA&W at any time. No director, officer or employee of SA&W or its affiliates receives any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of SA&W or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

(3)   SERVICE FEE:

      Pursuant to a service plan, the Fund pays service fees at an aggregate annual rate of up to 0.25% of the Fund's average daily net assets. The service fee is payable for the benefit of the participants in the Omnibus Accounts that are shareholders in the Fund and is intended to be compensation to Account Administrators for providing personal services and/or account maintenance services to participants in Omnibus Accounts that are the beneficial owners of Fund shares.

(4)   INVESTMENT TRANSACTIONS:

      Increases and decreases in the Fund's investment in the Portfolio for the six months ended March 31, 2001 aggregated $2,877,732 and $1,824,544, respectively.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                        STANDISH SELECT VALUE ASSET FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(5)   SHARES OF BENEFICIAL INTEREST:

      The Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                                  SIX MONTHS ENDED
                                                                   MARCH 31, 2001       YEAR ENDED
                                                                    (UNAUDITED)     SEPTEMBER 30, 2000
                                                                  ----------------  ------------------
         Shares sold                                                  153,753             157,556
         Shares issued to shareholders in payment of
           distributions declared                                     333,146             372,194
         Shares redeemed                                              (93,072)           (836,442)
                                                                      -------            --------
         Net increase (decrease)                                      393,827            (306,692)
                                                                      =======            ========

      At March 31, 2001, one profit sharing plan on behalf of its plan participants was a shareholder of the Fund. Prudential Trust for the benefit of MTA profit sharing plan held of record approximately 99% of the Fund's outstanding voting shares. Investment activity of this shareholder could have a material impact on the Fund.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                         STANDISH SELECT VALUE PORTFOLIO

              SCHEDULE OF INVESTMENTS - MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        VALUE
SECURITY                                                 SHARES       (NOTE 1A)
--------------------------------------------------------------------------------
EQUITIES -- 90.8%
BASIC INDUSTRY -- 2.6%
Alcoa, Inc.                                               25,800    $    927,510
Dow Chemical                                              27,600         871,332
Praxair, Inc.                                             27,900       1,245,735
Westvaco Corp.                                            30,600         741,438
                                                                    ------------
                                                                       3,786,015
                                                                    ------------
CAPITAL GOODS -- 8.1%
Boeing Co.                                                37,600       2,094,696
Danaher Corp.                                             14,300         780,208
General Dynamics                                          25,700       1,612,418
Ingersoll Rand Co.                                        38,100       1,512,951
Tyco International Ltd.                                   63,900       2,762,397
United Technologies Corp.                                 41,800       3,063,940
                                                                    ------------
                                                                      11,826,610
                                                                    ------------
CONSUMER STABLE -- 11.6%
Adolph Coors Co.                                          23,700       1,550,928
Avon Products, Inc.                                       18,400         735,816
CVS Corp.                                                 31,100       1,819,039
ConAgra Foods, Inc.                                       32,200         587,328
Heinz H J Co.                                             27,400       1,101,480
Kimberly-Clark Corp.                                      40,300       2,733,549
McCormick & Co., Inc.                                     33,500       1,406,665
Procter & Gamble Co.                                      25,500       1,596,300
Quaker Oats Co.                                           14,000       1,372,000
Safeway, Inc.*                                            37,000       2,040,550
Sara Lee Corp.                                            97,900       2,112,682
                                                                    ------------
                                                                      17,056,337
                                                                    ------------
EARLY CYCLICAL -- 3.2%
American Standard Companies, Inc.*                        23,800       1,405,866
Black & Decker Corp.                                      31,400       1,153,950
KB Home                                                   67,000       2,186,880
                                                                    ------------
                                                                       4,746,696
                                                                    ------------
ENERGY -- 8.6%
BP Amoco PLC ADR                                          23,190       1,150,688
El Paso Corp.                                             43,885       2,865,690
Exxon Mobil Corp.                                         74,602       6,042,762
Texaco, Inc.                                              39,600       2,629,440
                                                                    ------------
                                                                      12,688,580
                                                                    ------------
FINANCIAL -- 24.3%
ACE Ltd.                                                  26,700         981,492
AMBAC, Inc.                                               45,350       2,876,550
American General Corp.                                    87,800       3,358,350
American International Group, Inc.                        19,400       1,561,700

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                         STANDISH SELECT VALUE PORTFOLIO

              SCHEDULE OF INVESTMENTS - MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        VALUE
SECURITY                                                 SHARES       (NOTE 1A)
--------------------------------------------------------------------------------
FINANCIAL (CONTINUED)
Citigroup, Inc.                                           69,066    $  3,106,589
Cullen/Frost Bankers, Inc.                                26,700         914,475
Federal Home Loan Mortgage Corp.                          29,800       1,931,934
FleetBoston Financial Corp.                               70,100       2,646,275
Golden West Financial Corp.                               55,800       3,621,420
J.P. Morgan Chase & Co.                                   29,550       1,326,795
MBNA Corp.                                                27,500         910,250
Morgan Stanley Dean Witter                                21,500       1,150,250
PNC Bank Corp.                                            54,200       3,672,050
The PMI Group, Inc.                                       32,800       2,131,344
U.S. Bancorp                                              42,800         992,960
Washington Mutual, Inc.                                   82,500       4,516,875
                                                                    ------------
                                                                      35,699,309
                                                                    ------------
GROWTH CYCLICAL -- 5.7%
Brinker International, Inc.*                              90,350       2,521,669
Jones Apparel Group, Inc.*                                35,400       1,338,120
MGM Grand, Inc.*                                          22,800         572,280
Sears, Roebuck and Co.                                    58,500       2,063,295
TJX Cos, Inc.                                             56,800       1,817,600
                                                                    ------------
                                                                       8,312,964
                                                                    ------------
HEALTH CARE -- 7.5%
Abbott Laboratories                                       13,900         655,941
Baxter International, Inc.                                23,800       2,240,532
Biomet, Inc.                                              38,300       1,508,660
Cardinal Health, Inc.                                     16,500       1,596,375
Merck & Co., Inc.                                         25,400       1,927,860
Pfizer, Inc.                                              45,800       1,875,510
Pharmacia Corp.                                            9,500         478,515
Wellpoint Health Networks, Inc.*                           7,600         724,356
                                                                    ------------
                                                                      11,007,749
                                                                    ------------
REAL ESTATE -- 1.1%
Boston Properties, Inc., REIT                             16,200         622,890
General Growth Properties, REIT                            9,000         314,550
Liberty Property Trust, REIT                              21,900         618,456
                                                                    ------------
                                                                       1,555,896
                                                                    ------------
SERVICES -- 9.8%
AT&T Corp.                                                54,300       1,156,590
Bellsouth Corp.                                           80,376       3,288,986
First Data Corp.                                          24,000       1,433,040
General Motors Corp., Class H*                            45,600         889,200
Knight Ridder, Inc.                                       27,000       1,450,170
McGraw-Hill Companies, Inc.                               17,200       1,025,980

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                         STANDISH SELECT VALUE PORTFOLIO

              SCHEDULE OF INVESTMENTS - MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        VALUE
SECURITY                                                 SHARES       (NOTE 1A)
--------------------------------------------------------------------------------
SERVICES (CONTINUED)
Omnicom Group                                             17,200    $  1,425,536
Verizon Communications, Inc.                              75,100       3,702,430
                                                                    ------------
                                                                      14,371,932
                                                                    ------------
TECHNOLOGY -- 2.1%
Agere Systems, Inc.*                                     116,200         718,116
Agilent Technologies, Inc.*                               31,100         955,703
International Business Machine                            10,000         961,800
NCR Corp.*                                                13,500         526,905
                                                                    ------------
                                                                       3,162,524
                                                                    ------------
UTILITIES -- 6.2%
AES Corp.*                                                20,000         999,200
Constellation Energy Group, Inc.                          37,900       1,671,390
Dominion Resources, Inc.                                  18,100       1,166,907
Duke Energy Corp.                                         56,600       2,419,084
Dynegy, Inc.                                              55,500       2,831,055
                                                                    ------------
                                                                       9,087,636
                                                                    ------------
TOTAL EQUITIES (COST $116,965,875)                                   133,302,248
                                                                    ------------

                                                          PAR
                                    RATE     MATURITY    VALUE
                                   ------   ----------  -------
SHORT-TERM INVESTMENTS -- 0.1%

U.S. GOVERNMENT AGENCY -- 0.1%
FNMA Discount Note#+               5.015%   06/14/2001  $150,000         148,455
                                                                    ------------
TOTAL SHORT-TERM INVESTMENTS (COST $148,525)                             148,455
                                                                    ------------
TOTAL INVESTMENTS -- 90.9% (COST $117,114,400)                      $133,450,703
                                                                    ------------
OTHER ASSETS, LESS LIABILITIES -- 9.1%                                13,358,439
                                                                    ------------
NET ASSETS -- 100.0%                                                $146,809,142
                                                                    ============

NOTES TO SCHEDULE OF INVESTMENTS:

ADR - American Depositary Receipt
FNMA - Federal National Mortgage Association
REIT - Real Estate Investment Trust
*    Non-income producing security.
#    Rate noted is yield to maturity.
+    Denotes all or part of security segregated as collateral.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                         STANDISH SELECT VALUE PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES
                           MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investments, at value (Note 1A) (identified cost,
    $117,114,400)                                                 $133,450,703
  Cash                                                               5,691,000
  Receivable for investments sold                                    8,201,893
  Interest and dividends receivable                                    183,605
  Receivable for variation margin on open financial
    futures contracts (Note 5)                                          47,815
  Deferred organization costs (Note 1E)                                  1,244
  Prepaid expenses                                                      11,943
                                                                  ------------
    Total assets                                                   147,588,203

LIABILITIES
  Payable for investments purchased                    $707,119
  Accrued accounting and custody fees                    10,378
  Accrued trustees' fees and expenses (Note 2)            1,933
  Accrued expenses and other liabilities                 59,631
                                                       --------
    Total liabilities                                                  779,061
                                                                  ------------
NET ASSETS (APPLICABLE TO INVESTORS' BENEFICIAL
  INTERESTS)                                                      $146,809,142
                                                                  ============

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                         STANDISH SELECT VALUE PORTFOLIO

                             STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1C)
  Dividend income                                                    $1,151,339
  Interest income                                                       141,584
                                                                     ----------
    Total income                                                      1,292,923

EXPENSES
  Investment advisory fee (Note 2)                      $  364,495
  Accounting and custody fees                               60,327
  Legal and audit services                                  11,812
  Licensing fees                                             8,975
  Amortization of organizational expenses (Note 1E)          7,545
  Trustees' fees and expenses (Note 2)                       6,582
  Insurance expense                                          5,079
  Miscellaneous                                              2,645
                                                        ----------
    Total expenses                                                      467,460
                                                                     ----------
      Net investment income                                             825,463
                                                                     ----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain (loss)
    Investment security transactions                       565,090
    Financial futures contracts                           (599,595)
                                                        ----------
      Net realized loss                                                 (34,505)
  Change in unrealized appreciation (depreciation)
    Investment securities                                2,217,745
    Financial futures contracts                            121,647
                                                        ----------
      Change in net unrealized appreciation
       (depreciation)                                                 2,339,392
                                                                     ----------
    Net realized and unrealized gain                                  2,304,887
                                                                     ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                           $3,130,350
                                                                     ==========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                         STANDISH SELECT VALUE PORTFOLIO

                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                           SIX MONTHS ENDED
                                                            MARCH 31, 2001         YEAR ENDED
                                                             (UNAUDITED)       SEPTEMBER 30, 2000
                                                           ----------------    ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS
  Net investment income                                      $    825,463         $  1,381,274
  Net realized gain (loss)                                        (34,505)          22,309,805
  Change in net unrealized appreciation (depreciation)          2,339,392            1,191,632
                                                             ------------         ------------
  Net increase in net assets from investment operations         3,130,350           24,882,711
                                                             ------------         ------------
CAPITAL TRANSACTIONS
  Contributions                                                15,250,177           21,023,212
  Withdrawals                                                 (17,675,966)         (90,658,528)
                                                             ------------         ------------
  Net decrease in net assets from capital transactions         (2,425,789)         (69,635,316)
                                                             ------------         ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           704,561          (44,752,605)

NET ASSETS
  At beginning of period                                      146,104,581          190,857,186
                                                             ------------         ------------
  At end of period                                           $146,809,142         $146,104,581
                                                             ============         ============

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                         STANDISH SELECT VALUE PORTFOLIO

                                SUPPLEMENTAL DATA
--------------------------------------------------------------------------------

                                                                                                              FOR THE PERIOD
                                            SIX MONTHS                                         NINE MONTHS      MAY 3, 1996
                                              ENDED            YEAR ENDED SEPTEMBER 30,           ENDED      (COMMENCEMENT OF
                                          MARCH 31, 2001  ----------------------------------  SEPTEMBER 30,   OPERATIONS) TO
                                           (UNAUDITED)       2000        1999        1998         1997       DECEMBER 31, 1996
                                          --------------  ----------  ----------  ----------  -------------  -----------------
RATIOS:
  Expenses (to average daily net assets)         0.64%+        0.64%       0.60%       0.65%        0.66%+           0.69%+
  Net Investment Income (to average
    daily net assets)                            1.13%+        0.83%       0.81%       0.75%        0.99%+           1.58%+
  Portfolio Turnover                               24%++         92%         90%        144%          75%++            78%++
  Net Assets, End of Period (000's
    omitted)                                 $146,809      $146,105    $190,857    $207,612     $170,142         $106,278

----------

+    Computed on annualized basis.
++   Not annualized.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                         STANDISH SELECT VALUE PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)   SIGNIFICANT ACCOUNTING POLICIES:

      Standish, Ayer & Wood Master Portfolio (the "Portfolio Trust") was organized as a master trust fund under the laws of the State of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Select Value Portfolio (the "Portfolio") is a separate diversified investment series of the Portfolio Trust.

      At March 31, 2001, the Standish Select Value and the Standish Select Value Asset Fund held approximately 63% and 37% interests in the Standish Select Value Portfolio, respectively.

      The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      A. INVESTMENT SECURITY VALUATIONS

      Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are normally traded. Market quotations are not considered to be readily available for certain debt obligations; such investments are stated at fair value on the basis of valuations furnished by a pricing service or dealers, approved by the Trustees, which determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and variable relationships between securities that are generally recognized by institutional traders. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.

      Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Portfolio are valued at amortized cost, which approximates market value. If the Portfolio acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized value based upon the value on such date unless the trustees determine during such sixty-day period that amortized value does not represent fair value.

      B. REPURCHASE AGREEMENTS

      It is the policy of the Portfolio to require the custodian bank to take possession of, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Collateral for certain tri-party repurchase agreements is held at the custodian in a segregated account for the benefit of the Portfolio and the counterparty. Additionally, procedures have been established by the Portfolio to monitor on a daily basis, the market value and accrued interest of the repurchase agreements underlying investments to ensure the existence of a proper level of collateral.

      C. SECURITIES TRANSACTION AND INCOME

      Securities transactions are recorded as of the trade date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount on long-term debt securities when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis.

      D. INCOME TAXES

      The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                         STANDISH SELECT VALUE PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the source of income and diversification requirements applicable to regulated investment companies (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio allocates at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss deduction or credit.

      E. DEFERRED ORGANIZATIONAL EXPENSES

      Costs incurred by the Portfolio in connection with its organization and initial registration are being amortized, on a straight-line basis, through April 2001.

(2)   INVESTMENT ADVISORY FEE:

      The investment advisory fee paid to Standish, Ayer & Wood, Inc. ("SA&W") for overall investment advisory and administrative services is paid monthly at the annual rate of 0.50% of the Portfolio's average daily net assets. No director, officer or employee of SA&W or its affiliates receives any compensation from the Trust or the Portfolio for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of SA&W or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

(3)   PURCHASES AND SALES OF INVESTMENTS:

      Purchases and proceeds from sales of investments, other than purchased option transactions and short-term obligations for the six months ended March 31, 2001, were $34,698,134 and $46,996,223, respectively. For the six months ended March 31, 2001, the Fund did not purchase or sell any U.S. Government securities.

(4)   FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES:

      The cost and unrealized appreciation (depreciation) in value of the investment securities owned at March 31, 2001, as computed on a federal income tax basis, were as follows:

         Aggregate Cost                                          $117,114,400
                                                                 ============
         Gross unrealized appreciation                             22,264,699
         Gross unrealized depreciation                             (5,928,396)
                                                                 ------------
         Net unrealized appreciation                             $ 16,336,303
                                                                 ============

(5)   FINANCIAL INSTRUMENTS:

      In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these instruments are set forth more fully in Parts A and B of the Portfolio Trust's registration statement.

      The Portfolio trades the following financial instruments with off-balance sheet risk:

      OPTIONS

      Call and put options give the holder the right to purchase or sell a security or currency or enter into a swap arrangement on a future date at a specified price. The Portfolio may use options to seek to hedge against risks of market exposure and changes in security prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                         STANDISH SELECT VALUE PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      calls tend to increase the Portfolio's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Portfolio's exposure to the underlying instrument, or hedge other Portfolio investments. Options, both held and written by the Portfolio, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased options is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contract or if the counterparty does not perform under the contract's terms.

      Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Portfolio is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

      Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by the dealers.

      The Portfolio entered into no such transactions during the six months ended March 31, 2001.

      FUTURES CONTRACTS

      The Portfolio may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements the Portfolio deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Portfolio's exposure to the underlying instrument, while selling futures tends to decrease the Portfolio's exposure to the underlying instrument or hedge other investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparty does not perform under the contract's terms. The Portfolio enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

      At March 31, 2001, the Portfolio had the following financial futures contracts:

                                                             EXPIRATION      UNDERLYING FACE
         CONTRACT                              POSITION         DATE         AMOUNT AT VALUE      UNREALIZED GAIN
         --------------------------------------------------------------------------------------------------------
         S&P 500 (25 contracts)                  Long        06/15/2001        $6,591,000             $89,367

      At March 31, 2001, the Portfolio had segregated sufficient cash and/or securities to cover margin requirements on open futures contracts.

(6)   LINE OF CREDIT:

      The Portfolio, and other subtrusts in the Portfolio Trust and funds in the Standish, Ayer & Wood Investment Trust (the "Trust") are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate,

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                         STANDISH SELECT VALUE PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      up to $35 million. Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a commitment fee, computed at an annual rate of .065 of 1% on the daily unused portion of the facility, is allocated ratably among the participating portfolios/funds at the end of each quarter. For the six months ended March 31, 2001, the expense related to this commitment fee was $2,383 for the Portfolio.

      During the six months ended March 31, 2001, the Portfolio had no borrowings under the credit facility.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                           STANDISH SELECT VALUE FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                           MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investment in Standish Select Value Portfolio
    ("Portfolio"), at value (Note 1A)                               $91,845,144
  Receivable for Fund shares sold                                       127,150
  Prepaid expenses                                                       10,688
                                                                    -----------
    Total assets                                                     91,982,982

LIABILITIES
  Payable for Fund shares redeemed                      $6,992,580
  Accrued accounting, custody and transfer agent fees        2,890
  Accrued expenses and other liabilities                     4,558
                                                        ----------
    Total liabilities                                                 7,000,028
                                                                    -----------
NET ASSETS                                                          $84,982,954
                                                                    ===========
NET ASSETS CONSIST OF:
  Paid-in capital                                                   $74,029,076
  Accumulated net realized gain                                          92,761
  Undistributed net investment income                                   523,897
  Net unrealized appreciation                                        10,337,220
                                                                    -----------
TOTAL NET ASSETS                                                    $84,982,954
                                                                    ===========
SHARES OF BENEFICIAL INTEREST OUTSTANDING                             2,252,453
                                                                    ===========
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
  PER SHARE
  (Net Assets/Shares outstanding)                                   $     37.73
                                                                    ===========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                           STANDISH SELECT VALUE FUND

                             STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1B)
  Dividend income allocated from Portfolio                           $  720,612
  Interest income allocated from Portfolio                               88,752
  Expenses allocated from Portfolio                                    (292,655)
                                                                     ----------
    Net investment income allocated from Portfolio                      516,709

EXPENSES
  Accounting, custody, and transfer agent fees          $   15,919
  Registration fees                                         11,468
  Legal and audit services                                   6,942
  Trustees' fees and expenses (Note 2)                       1,246
  Insurance expense                                            656
                                                        ----------
    Total expenses                                          36,231

Deduct:
  Reimbursement of Fund operating expenses (Note 2)         (5,443)
                                                        ----------
    Net expenses                                                         30,788
                                                                     ----------
      Net investment income                                             485,921
                                                                     ----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain (loss) allocated from Portfolio on:
    Investment security transactions                       394,728
    Financial futures contracts                           (375,614)
                                                        ----------
      Net realized gain                                                  19,114
  Change in unrealized appreciation (depreciation)
    allocated from Portfolio on:
    Investment securities                                1,376,626
    Financial futures contracts                             74,416
                                                        ----------
      Change in net unrealized appreciation
       (depreciation)                                                 1,451,042
                                                                     ----------
    Net realized and unrealized gain on investments                   1,470,156
                                                                     ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                           $1,956,077
                                                                     ==========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                           STANDISH SELECT VALUE FUND

                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                             SIX MONTHS ENDED
                                                              MARCH 31, 2001           YEAR ENDED
                                                               (UNAUDITED)         SEPTEMBER 30, 2000
                                                             ----------------      ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS
  Net investment income                                        $    485,921           $    797,776
  Net realized gain                                                  19,114             15,009,765
  Change in net unrealized appreciation (depreciation)            1,451,042                (48,262)
                                                               ------------           ------------
  Net increase in net assets from investment operations           1,956,077             15,759,279
                                                               ------------           ------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1D)
  From net investment income                                             --               (661,235)
  From net realized gains on investments                        (10,714,375)            (5,643,568)
                                                               ------------           ------------
  Total distributions to shareholders                           (10,714,375)            (6,304,803)
                                                               ------------           ------------
FUND SHARE (PRINCIPAL) TRANSACTIONS (NOTE 4)
  Net proceeds from sale of shares                               12,490,697              9,715,714
  Value of shares issued to shareholders in payment of
    distributions declared                                       10,185,576              6,112,494
  Cost of shares redeemed                                       (22,249,787)           (62,524,095)
                                                               ------------           ------------
  Net increase (decrease) in net assets from Fund share
    transactions                                                    426,486            (46,695,887)
                                                               ------------           ------------
TOTAL DECREASE IN NET ASSETS                                     (8,331,812)           (37,241,411)

NET ASSETS
  At beginning of period                                         93,314,766            130,556,177
                                                               ------------           ------------
  At end of period (including undistributed net
    investment income of $523,897 and $37,976)                 $ 84,982,954           $ 93,314,766
                                                               ============           ============

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                           STANDISH SELECT VALUE FUND

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                         SIX MONTHS                                           NINE MONTHS        YEAR ENDED
                                           ENDED             YEAR ENDED SEPTEMBER 30,            ENDED          DECEMBER 31,
                                       MARCH 31, 2001  ------------------------------------  SEPTEMBER 30,  ---------------------
                                        (UNAUDITED)       2000        1999         1998          1997          1996       1995
                                       --------------  ----------  -----------  -----------  -------------  ----------  ---------
NET ASSET VALUE, BEGINNING OF PERIOD       $ 41.71       $ 37.79     $  37.47     $  48.81      $  38.79      $  34.81    $ 28.66
                                           -------       -------     --------     --------      --------      --------    -------
FROM INVESTMENT OPERATIONS:
  Net investment income*                      0.21(1)       0.29(1)      0.29(1)      0.30          0.39          0.60       0.76
  Net realized and unrealized gain
    (loss) on investments                     0.85          5.73         4.49        (4.30)        12.79          8.52       9.94
                                           -------       -------     --------     --------      --------      --------    -------
Total from investment operations              1.06          6.02         4.78        (4.00)        13.18          9.12      10.70
                                           -------       -------     --------     --------      --------      --------    -------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                    --         (0.23)       (0.23)       (0.29)        (0.43)        (0.56)     (0.78)
  In excess of net investment income            --            --           --        (0.01)           --            --         --
  From net realized gain on
    investments                              (5.04)        (1.87)       (4.23)       (7.04)        (2.73)        (4.58)     (3.77)
                                           -------       -------     --------     --------      --------      --------    -------
Total distributions to shareholders          (5.04)        (2.10)       (4.46)       (7.34)        (3.16)        (5.14)     (4.55)
                                           -------       -------     --------     --------      --------      --------    -------
NET ASSET VALUE, END OF PERIOD             $ 37.73       $ 41.71     $  37.79     $  37.47      $  48.81      $  38.79    $ 34.81
                                           =======       =======     ========     ========      ========      ========    =======
TOTAL RETURN+++                               2.21%++      16.52%       12.29%       (9.33)% %     35.13%++      26.84%     37.55%

RATIOS/SUPPLEMENTAL DATA:
  Expenses (to average daily net
    assets)*(2)                               0.71%+        0.71%        0.66%        0.71%         0.71%+        0.71%      0.69%
  Net Investment Income (to average
    daily net assets)*                        1.07%+        0.76%        0.74%        0.69%         0.95%+        1.53%      2.05%
  Portfolio Turnover(3)                        N/A           N/A          N/A          N/A           N/A            41%       128%
  Net Assets, End of Period (000's
    omitted)                               $84,983       $93,315     $130,556     $198,322      $170,170      $105,855    $88,532

----------
*     For the periods indicated, the investment adviser voluntarily agreed to reimburse the Fund for a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and ratios would have been:

Net investment income per share            $  0.21(1)    $  0.28(1)       N/A          N/A      $   0.38      $   0.59        N/A

Ratios (to average daily net assets):
  Expenses(2)                                 0.72%+        0.73%         N/A          N/A          0.72%+        0.72%       N/A
  Net investment income                       1.06%+        0.74%         N/A          N/A          0.93%+        1.52%       N/A

+    Computed on an annualized basis.
++   Not annualized.
+++  Total return would have been lower in the absence of expence waivers.
(1)  Calculated based on average shares outstanding.
(2) Includes the Fund's share of Standish Select Value Portfolio's (formerly, Standish Equity Portfolio) allocated expense for periods since May 3, 1996.
(3) Portflio turnover represents activity while the Fund was investing directly in securities. The portfolio turnover for the period since the Fund transferred substantially all of its investable assets to the portfolio is shown in the Porfolio's financial statements which are included elsewhere in this report.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                           STANDISH SELECT VALUE FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)   SIGNIFICANT ACCOUNTING POLICIES:

      Standish, Ayer & Wood Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Select Value Fund (the "Fund") is a separate diversified investment series of the Trust.

      The Fund invests all of its investable assets in an interest of the Standish Select Value Portfolio (the "Portfolio"), a subtrust of Standish, Ayer & Wood Master Portfolio (the "Portfolio Trust"), which is organized as a New York trust, and has the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 63% at March 31, 2001). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      A. INVESTMENT SECURITY VALUATIONS

      The Fund records its investment in the Portfolio at value. The method by which the Portfolio values its securities is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

      B. SECURITIES TRANSACTIONS AND INCOME

      Securities transactions are recorded as of the trade date. Currently, the Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles. All realized and unrealized gains and losses of the Portfolio are allocated pro rata among the investors in the Portfolio.

      Prior to the Fund's investment in the Portfolio, the Fund held its investments directly. For investments held directly, interest income was determined on the basis of interest accrued, dividend income was recorded on the ex-dividend date and realized gains and losses from securities sold were recorded on the identified cost basis.

      C. FEDERAL TAXES

      As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year.

      D. DISTRIBUTIONS TO SHAREHOLDERS

      The Fund's dividends from short-term and long-term capital gains, if any, after reduction of capital losses will be declared and distributed at least annually. In determining the amounts of its dividends, the Fund will take into account its share of the income, gains or losses, expenses, and any other tax items of the Portfolio. Distributions to shareholders are recorded on ex-dividend date. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless a shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for non-taxable dividends, capital loss carryforwards, losses deferred due to wash sales and the tax practice known as equalization.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                           STANDISH SELECT VALUE FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to undistributed net investment income, accumulated net realized gain (loss) and paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

      E. EXPENSES

      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

(2)   INVESTMENT ADVISORY FEE:

      The Fund does not directly pay any investment advisory fees, but indirectly bears its pro rata share of the compensation paid by the Portfolio to Standish, Ayer & Wood, Inc. ("SA&W") for such services. See
      Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. SA&W voluntarily agreed to limit the total operating expenses of the Fund and its pro rata share of the Portfolio expenses (excluding commissions, taxes and extraordinary expenses) to 0.71% of the Fund's average daily net assets for the six months ended March 31, 2001. Pursuant to this agreement, for the six months ended
      March 31, 2001, SA&W voluntarily reimbursed the Fund for $5,443 of its operating expenses. This agreement is temporary and voluntary and may be discontinued or revised by SA&W at any time. No director, officer or employee of SA&W or its affiliates receives any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of SA&W or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

(3)   INVESTMENT TRANSACTIONS:

      Increases and decreases in the Fund's investment in the Portfolio for the six months ended March 31, 2001 aggregated $12,372,445 and $15,851,422, respectively.

(4)   SHARES OF BENEFICIAL INTEREST:

      The Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                                  SIX MONTHS ENDED
                                                                   MARCH 31, 2001          YEAR ENDED
                                                                    (UNAUDITED)        SEPTEMBER 30, 2000
                                                                  ----------------     ------------------
         Shares sold                                                    317,914              253,177
         Shares issued to shareholders in payment of
           distributions declared                                       262,786              162,125
         Shares redeemed                                               (565,291)          (1,633,485)
                                                                       --------           ----------
         Net increase (decrease)                                         15,409           (1,218,183)
                                                                       ========           ==========

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                         STANDISH SELECT VALUE PORTFOLIO

              SCHEDULE OF INVESTMENTS - MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       VALUE
SECURITY                                                 SHARES      (NOTE 1A)
--------------------------------------------------------------------------------
EQUITIES -- 90.8%
BASIC INDUSTRY -- 2.6%
Alcoa, Inc.                                               25,800    $    927,510
Dow Chemical                                              27,600         871,332
Praxair, Inc.                                             27,900       1,245,735
Westvaco Corp.                                            30,600         741,438
                                                                    ------------
                                                                       3,786,015
                                                                    ------------
CAPITAL GOODS -- 8.1%
Boeing Co.                                                37,600       2,094,696
Danaher Corp.                                             14,300         780,208
General Dynamics                                          25,700       1,612,418
Ingersoll Rand Co.                                        38,100       1,512,951
Tyco International Ltd.                                   63,900       2,762,397
United Technologies Corp.                                 41,800       3,063,940
                                                                    ------------
                                                                      11,826,610
                                                                    ------------
CONSUMER STABLE -- 11.6%
Adolph Coors Co.                                          23,700       1,550,928
Avon Products, Inc.                                       18,400         735,816
CVS Corp.                                                 31,100       1,819,039
ConAgra Foods, Inc.                                       32,200         587,328
Heinz H J Co.                                             27,400       1,101,480
Kimberly-Clark Corp.                                      40,300       2,733,549
McCormick & Co., Inc.                                     33,500       1,406,665
Procter & Gamble Co.                                      25,500       1,596,300
Quaker Oats Co.                                           14,000       1,372,000
Safeway, Inc.*                                            37,000       2,040,550
Sara Lee Corp.                                            97,900       2,112,682
                                                                    ------------
                                                                      17,056,337
                                                                    ------------
EARLY CYCLICAL -- 3.2%
American Standard Companies, Inc.*                        23,800       1,405,866
Black & Decker Corp.                                      31,400       1,153,950
KB Home                                                   67,000       2,186,880
                                                                    ------------
                                                                       4,746,696
                                                                    ------------
ENERGY -- 8.6%
BP Amoco PLC ADR                                          23,190       1,150,688
El Paso Corp.                                             43,885       2,865,690
Exxon Mobil Corp.                                         74,602       6,042,762
Texaco, Inc.                                              39,600       2,629,440
                                                                    ------------
                                                                      12,688,580
                                                                    ------------
FINANCIAL -- 24.3%
ACE Ltd.                                                  26,700         981,492
AMBAC, Inc.                                               45,350       2,876,550
American General Corp.                                    87,800       3,358,350
American International Group, Inc.                        19,400       1,561,700

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                         STANDISH SELECT VALUE PORTFOLIO

              SCHEDULE OF INVESTMENTS - MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       VALUE
SECURITY                                                 SHARES      (NOTE 1A)
--------------------------------------------------------------------------------
FINANCIAL (CONTINUED)
Citigroup, Inc.                                           69,066    $  3,106,589
Cullen/Frost Bankers, Inc.                                26,700         914,475
Federal Home Loan Mortgage Corp.                          29,800       1,931,934
FleetBoston Financial Corp.                               70,100       2,646,275
Golden West Financial Corp.                               55,800       3,621,420
J.P. Morgan Chase & Co.                                   29,550       1,326,795
MBNA Corp.                                                27,500         910,250
Morgan Stanley Dean Witter                                21,500       1,150,250
PNC Bank Corp.                                            54,200       3,672,050
The PMI Group, Inc.                                       32,800       2,131,344
U.S. Bancorp                                              42,800         992,960
Washington Mutual, Inc.                                   82,500       4,516,875
                                                                    ------------
                                                                      35,699,309
                                                                    ------------
GROWTH CYCLICAL -- 5.7%
Brinker International, Inc.*                              90,350       2,521,669
Jones Apparel Group, Inc.*                                35,400       1,338,120
MGM Grand, Inc.*                                          22,800         572,280
Sears, Roebuck and Co.                                    58,500       2,063,295
TJX Cos, Inc.                                             56,800       1,817,600
                                                                    ------------
                                                                       8,312,964
                                                                    ------------
HEALTH CARE -- 7.5%
Abbott Laboratories                                       13,900         655,941
Baxter International, Inc.                                23,800       2,240,532
Biomet, Inc.                                              38,300       1,508,660
Cardinal Health, Inc.                                     16,500       1,596,375
Merck & Co., Inc.                                         25,400       1,927,860
Pfizer, Inc.                                              45,800       1,875,510
Pharmacia Corp.                                            9,500         478,515
Wellpoint Health Networks, Inc.*                           7,600         724,356
                                                                    ------------
                                                                      11,007,749
                                                                    ------------
REAL ESTATE -- 1.1%
Boston Properties, Inc., REIT                             16,200         622,890
General Growth Properties, REIT                            9,000         314,550
Liberty Property Trust, REIT                              21,900         618,456
                                                                    ------------
                                                                       1,555,896
                                                                    ------------
SERVICES -- 9.8%
AT&T Corp.                                                54,300       1,156,590
Bellsouth Corp.                                           80,376       3,288,986
First Data Corp.                                          24,000       1,433,040
General Motors Corp., Class H*                            45,600         889,200
Knight Ridder, Inc.                                       27,000       1,450,170
McGraw-Hill Companies, Inc.                               17,200       1,025,980

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                         STANDISH SELECT VALUE PORTFOLIO

              SCHEDULE OF INVESTMENTS - MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       VALUE
SECURITY                                                 SHARES      (NOTE 1A)
--------------------------------------------------------------------------------
SERVICES (CONTINUED)
Omnicom Group                                             17,200    $  1,425,536
Verizon Communications, Inc.                              75,100       3,702,430
                                                                    ------------
                                                                      14,371,932
                                                                    ------------
TECHNOLOGY -- 2.1%
Agere Systems, Inc.*                                     116,200         718,116
Agilent Technologies, Inc.*                               31,100         955,703
International Business Machine                            10,000         961,800
NCR Corp.*                                                13,500         526,905
                                                                    ------------
                                                                       3,162,524
                                                                    ------------
UTILITIES -- 6.2%
AES Corp.*                                                20,000         999,200
Constellation Energy Group, Inc.                          37,900       1,671,390
Dominion Resources, Inc.                                  18,100       1,166,907
Duke Energy Corp.                                         56,600       2,419,084
Dynegy, Inc.                                              55,500       2,831,055
                                                                    ------------
                                                                       9,087,636
                                                                    ------------
TOTAL EQUITIES (COST $116,965,875)                                   133,302,248
                                                                    ------------

                                                          PAR
                                    RATE     MATURITY    VALUE
                                   ------   ----------  -------
SHORT-TERM INVESTMENTS -- 0.1%

U.S. GOVERNMENT AGENCY -- 0.1%
FNMA Discount Note#+               5.015%   06/14/2001  $150,000         148,455
                                                                    ------------
TOTAL SHORT-TERM INVESTMENTS (COST $148,525)                             148,455
                                                                    ------------
TOTAL INVESTMENTS -- 90.9% (COST $117,114,400)                      $133,450,703

OTHER ASSETS, LESS LIABILITIES -- 9.1%                                13,358,439
                                                                    ------------
NET ASSETS -- 100.0%                                                $146,809,142
                                                                    ============

NOTES TO SCHEDULE OF INVESTMENTS:

ADR - American Depositary Receipt
FNMA - Federal National Mortgage Association
REIT - Real Estate Investment Trust
*    Non-income producing security.
#    Rate noted is yield to maturity.
+    Denotes all or part of security segregated as collateral.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                         STANDISH SELECT VALUE PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES
                           MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investments, at value (Note 1A) (identified cost,
    $117,114,400)                                                 $133,450,703
  Cash                                                               5,691,000
  Receivable for investments sold                                    8,201,893
  Interest and dividends receivable                                    183,605
  Receivable for variation margin on open financial
    futures contracts (Note 5)                                          47,815
  Deferred organization costs (Note 1E)                                  1,244
  Prepaid expenses                                                      11,943
                                                                  ------------
    Total assets                                                   147,588,203

LIABILITIES
  Payable for investments purchased                    $707,119
  Accrued accounting and custody fees                    10,378
  Accrued trustees' fees and expenses (Note 2)            1,933
  Accrued expenses and other liabilities                 59,631
                                                       --------
    Total liabilities                                                  779,061
                                                                  ------------
NET ASSETS (APPLICABLE TO INVESTORS' BENEFICIAL
  INTERESTS)                                                      $146,809,142
                                                                  ============

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                         STANDISH SELECT VALUE PORTFOLIO

                             STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1C)
  Dividend income                                                    $1,151,339
  Interest income                                                       141,584
                                                                     ----------
    Total income                                                      1,292,923

EXPENSES
  Investment advisory fee (Note 2)                      $  364,495
  Accounting and custody fees                               60,327
  Legal and audit services                                  11,812
  Licensing fees                                             8,975
  Amortization of organizational expenses (Note 1E)          7,545
  Trustees' fees and expenses (Note 2)                       6,582
  Insurance expense                                          5,079
  Miscellaneous                                              2,645
                                                        ----------
    Total expenses                                                      467,460
                                                                     ----------
      Net investment income                                             825,463
                                                                     ----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain (loss)
    Investment security transactions                       565,090
    Financial futures contracts                           (599,595)
                                                        ----------
      Net realized loss                                                 (34,505)
  Change in unrealized appreciation (depreciation)
    Investment securities                                2,217,745
    Financial futures contracts                            121,647
                                                        ----------
      Change in net unrealized appreciation
       (depreciation)                                                 2,339,392
                                                                     ----------
    Net realized and unrealized gain                                  2,304,887
                                                                     ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                           $3,130,350
                                                                     ==========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                         STANDISH SELECT VALUE PORTFOLIO

                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                            SIX MONTHS ENDED
                                                             MARCH 31, 2001          YEAR ENDED
                                                              (UNAUDITED)        SEPTEMBER 30, 2000
                                                            ----------------     ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS
  Net investment income                                       $    825,463          $  1,381,274
  Net realized gain (loss)                                         (34,505)           22,309,805
  Change in net unrealized appreciation (depreciation)           2,339,392             1,191,632
                                                              ------------          ------------
  Net increase in net assets from investment operations          3,130,350            24,882,711
                                                              ------------          ------------
CAPITAL TRANSACTIONS
  Contributions                                                 15,250,177            21,023,212
  Withdrawals                                                  (17,675,966)          (90,658,528)
                                                              ------------          ------------
  Net decrease in net assets from capital transactions          (2,425,789)          (69,635,316)
                                                              ------------          ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                            704,561           (44,752,605)

NET ASSETS
  At beginning of period                                       146,104,581           190,857,186
                                                              ------------          ------------
  At end of period                                            $146,809,142          $146,104,581
                                                              ============          ============

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                         STANDISH SELECT VALUE PORTFOLIO

                                SUPPLEMENTAL DATA
--------------------------------------------------------------------------------

                                                                                                              FOR THE PERIOD
                                            SIX MONTHS                                         NINE MONTHS      MAY 3, 1996
                                              ENDED            YEAR ENDED SEPTEMBER 30,           ENDED      (COMMENCEMENT OF
                                          MARCH 31, 2001  ----------------------------------  SEPTEMBER 30,   OPERATIONS) TO
                                           (UNAUDITED)       2000        1999        1998         1997       DECEMBER 31, 1996
                                          --------------  ----------  ----------  ----------  -------------  -----------------
RATIOS:
  Expenses (to average daily net assets)         0.64%+        0.64%       0.60%       0.65%        0.66%+           0.69%+
  Net Investment Income (to average
    daily net assets)                            1.13%+        0.83%       0.81%       0.75%        0.99%+           1.58%+
  Portfolio Turnover                               24%++         92%         90%        144%          75%++            78%++
  Net Assets, End of Period (000's
    omitted)                                 $146,809      $146,105    $190,857    $207,612     $170,142         $106,278

----------
+    Computed on annualized basis.
++   Not annualized.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                         STANDISH SELECT VALUE PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)   SIGNIFICANT ACCOUNTING POLICIES:

      Standish, Ayer & Wood Master Portfolio (the "Portfolio Trust") was organized as a master trust fund under the laws of the State of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Select Value Portfolio (the "Portfolio") is a separate diversified investment series of the Portfolio Trust.

      At March 31, 2001, the Standish Select Value and the Standish Select Value Asset Fund held approximately 63% and 37% interests in the Standish Select Value Portfolio, respectively.

      The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      A. INVESTMENT SECURITY VALUATIONS

      Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are normally traded. Market quotations are not considered to be readily available for certain debt obligations; such investments are stated at fair value on the basis of valuations furnished by a pricing service or dealers, approved by the Trustees, which determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and variable relationships between securities that are generally recognized by institutional traders. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.

      Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Portfolio are valued at amortized cost, which approximates market value. If the Portfolio acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized value based upon the value on such date unless the trustees determine during such sixty-day period that amortized value does not represent fair value.

      B. REPURCHASE AGREEMENTS

      It is the policy of the Portfolio to require the custodian bank to take possession of, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Collateral for certain tri-party repurchase agreements is held at the custodian in a segregated account for the benefit of the Portfolio and the counterparty. Additionally, procedures have been established by the Portfolio to monitor on a daily basis, the market value and accrued interest of the repurchase agreements underlying investments to ensure the existence of a proper level of collateral.

      C. SECURITIES TRANSACTION AND INCOME

      Securities transactions are recorded as of the trade date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount on long-term debt securities when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis.

      D. INCOME TAXES

      The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                        STANDISH SELECT VALUE PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the source of income and diversification requirements applicable to regulated investment companies (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio allocates at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss deduction or credit.

      E. DEFERRED ORGANIZATIONAL EXPENSES

      Costs incurred by the Portfolio in connection with its organization and initial registration are being amortized, on a straight-line basis, through April 2001.

(2)   INVESTMENT ADVISORY FEE:

      The investment advisory fee paid to Standish, Ayer & Wood, Inc. ("SA&W") for overall investment advisory and administrative services is paid monthly at the annual rate of 0.50% of the Portfolio's average daily net assets. No director, officer or employee of SA&W or its affiliates receives any compensation from the Trust or the Portfolio for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of SA&W or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

(3)   PURCHASES AND SALES OF INVESTMENTS:

      Purchases and proceeds from sales of investments, other than purchased option transactions and short-term obligations for the six months ended March 31, 2001, were $34,698,134 and $46,996,223, respectively. For the six months ended March 31, 2001, the Fund did not purchase or sell any U.S. Government securities.

(4)   FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES:

      The cost and unrealized appreciation (depreciation) in value of the investment securities owned at March 31, 2001, as computed on a federal income tax basis, were as follows:

         Aggregate Cost                                            $117,114,400
                                                                   ============
         Gross unrealized appreciation                               22,264,699
         Gross unrealized depreciation                               (5,928,396)
                                                                   ------------
         Net unrealized appreciation                                $16,336,303
                                                                   ============

(5)   FINANCIAL INSTRUMENTS:

      In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these instruments are set forth more fully in Parts A and B of the Portfolio Trust's registration statement.

      The Portfolio trades the following financial instruments with off-balance sheet risk:

      OPTIONS

      Call and put options give the holder the right to purchase or sell a security or currency or enter into a swap arrangement on a future date at a specified price. The Portfolio may use options to seek to hedge against risks of market exposure and changes in security prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                         STANDISH SELECT VALUE PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      calls tend to increase the Portfolio's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Portfolio's exposure to the underlying instrument, or hedge other Portfolio investments. Options, both held and written by the Portfolio, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased options is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contract or if the counterparty does not perform under the contract's terms.

      Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Portfolio is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

      Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by the dealers.

      The Portfolio entered into no such transactions during the six months ended March 31, 2001.

      FUTURES CONTRACTS

      The Portfolio may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements the Portfolio deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Portfolio's exposure to the underlying instrument, while selling futures tends to decrease the Portfolio's exposure to the underlying instrument or hedge other investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparty does not perform under the contract's terms. The Portfolio enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

      At March 31, 2001, the Portfolio had the following financial futures contracts:

                                                      EXPIRATION     UNDERLYING FACE
         CONTRACT                      POSITION          DATE        AMOUNT AT VALUE    UNREALIZED GAIN
         ----------------------------------------------------------------------------------------------
         S&P 500 (25 contracts)          Long         06/15/2001       $6,591,000           $89,367

      At March 31, 2001, the Portfolio had segregated sufficient cash and/or securities to cover margin requirements on open futures contracts.

(6)   LINE OF CREDIT:

      The Portfolio, and other subtrusts in the Portfolio Trust and funds in the Standish, Ayer & Wood Investment Trust (the "Trust") are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate,

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                         STANDISH SELECT VALUE PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      up to $35 million. Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a commitment fee, computed at an annual rate of .065 of 1% on the daily unused portion of the facility, is allocated ratably among the participating portfolios/funds at the end of each quarter. For the six months ended March 31, 2001, the expense related to this commitment fee was $2,383 for the Portfolio.

      During the six months ended March 31, 2001, the Portfolio had no borrowings under the credit facility.